GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 63.2%
Angola – 1.0%
Republic of Angola (NR/Caa1)(a)
	$9,610,000	8.250%		05/09/28	$ 9,222,597
Republic of Angola (CCC+/Caa1)
	2,670,000	9.125	(a)	11/26/49	2,464,744
	2,010,000	9.125		11/26/49	1,855,481

					13,542,822

Argentina(b) – 1.7%
Republic of Argentina (CCC+/NR)
EUR	120,088	0.500		07/09/29	56,482
	$1,479,348	1.000		07/09/29	643,516
	19,634,677	0.125	(c)	07/09/30	7,981,496
EUR	3,559,900	0.125		07/09/30	1,609,112
	$33,640,015	0.125	(c)	07/09/35	12,312,246
	1,434,455	0.125	(c)	07/09/41	540,790

					23,143,642

Armenia(a) – 0.2%
Republic of Armenia (NR/Ba3)
	2,100,000	3.950		09/26/29	2,101,969

Azerbaijan – 0.9%
Republic of Azerbaijan (NR/Ba2u)
	3,534,000	4.750		03/18/24	3,854,269
	8,050,000	3.500		09/01/32	8,497,781

					12,352,050

Bahrain – 1.9%
Kingdom of Bahrain (B+/NR)
	560,000	7.000		10/12/28	646,800
	990,000	6.000		09/19/44	1,023,103
Kingdom of Bahrain (B+/B2u)
	1,380,000	7.375		05/14/30	1,636,594
	8,530,000	7.375	(a)	05/14/30	10,116,047
	4,410,000	5.625	(a)	09/30/31	4,663,575
	1,140,000	5.625		09/30/31	1,205,550
	6,010,000	5.450	(a)	09/16/32	6,310,500

					25,602,169

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Belarus – 0.6%
Republic of Belarus (B/B3u)
$450,000	7.625%		06/29/27	$ 494,437
1,340,000	6.200		02/28/30	1,357,169
Republic of Belarus Ministry of Finance (B/NR)(a)
1,400,000	5.875		02/24/26	1,435,000
5,390,000	6.378		02/24/31	5,470,850

				8,757,456

Belize(a)(d) – 0.1%
Republic of Belize (CCC+/Caa3)
2,537,842	4.938		02/20/34	1,156,304

Bermuda(a)(b) – 0.3%
Bermuda Government Bond (A+/A2)
1,900,000	2.375		08/20/30	1,993,100
1,890,000	3.375		08/20/50	2,035,884

				4,028,984

Bolivia – 0.0%
Republic of Bolivian (B+/B2)
200,000	4.500		03/20/28	187,687

Brazil – 0.7%
Republic of Brazil (BB-/NR)
5,930,000	3.875		06/12/30	6,256,150
3,210,000	4.750	(b)	01/14/50	3,424,669

				9,680,819

Chile(b) – 0.0%
Republic of Chile (A+/A1)
390,000	3.500		01/25/50	447,159

Colombia(b) – 1.6%
Republic of Colombia (BBB-/Baa2)
2,460,000	3.000		01/30/30	2,584,537
4,600,000	3.125		04/15/31	4,882,900
2,180,000	5.000		06/15/45	2,664,369
640,000	5.200		05/15/49	809,000
10,370,000	4.125		05/15/51	11,521,070

				22,461,876

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Costa Rica(a) – 0.1%
Republic of Costa Rica (B/B2)
	$1,080,000	6.125%		02/19/31	$ 1,005,750

Croatia – 0.9%
Croatia Government International Bond (BBB-/Ba1)
EUR	2,720,000	1.125		06/19/29	3,497,340
	6,160,000	1.500		06/17/31	8,212,054

					11,709,394

Dominican Republic – 3.0%
Dominican Republic (NR/NR)
DOP	8,900,000	18.500	(a)	02/04/28	228,421
	152,600,000	10.750		08/11/28	2,988,963
Dominican Republic (BB-/Ba3)
	$450,000	6.875		01/29/26	541,969
	1,500,000	8.625		04/20/27	1,906,406
	3,130,000	4.875	(a)	09/23/32	3,449,847
	4,740,000	6.850	(a)	01/27/45	5,766,506
	6,599,000	6.850		01/27/45	8,028,096
	11,020,000	6.500	(a)	02/15/48	12,986,381
	170,000	6.500		02/15/48	200,334
	3,490,000	6.400	(a)	06/05/49	4,097,478
	1,760,000	5.875		01/30/60	1,929,400

					42,123,801

Ecuador(a) – 1.2%
Republic of Ecuador (B-/NR)
	3,532,360	0.000	(e)	07/31/30	1,669,040
	993,040	0.500	(c)	07/31/30	638,028
	14,798,455	0.500	(c)	07/31/35	8,028,162
	12,551,936	0.500	(c)	07/31/40	6,323,038

					16,658,268

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Egypt – 3.7%
Republic of Egypt (B/B2u)(a)
	$6,510,000	8.875%		05/29/50	$ 7,630,940
Republic of Egypt (NR/B2)
	2,050,000	7.500		01/31/27	2,364,547
Republic of Egypt (B/NR)
EUR	120,000	4.750		04/11/25	152,737
	1,770,000	6.375	(a)	04/11/31	2,321,116
	2,369,000	6.375		04/11/31	3,106,624
Republic of Egypt (B/B2)
	8,360,000	4.750	(a)	04/16/26	10,595,982
	2,260,000	5.625	(a)	04/16/30	2,880,857
	7,200,000	5.625		04/16/30	9,177,952
Republic of Egypt (B/B2u)
	$8,180,000	7.625	(a)	05/29/32	9,251,069
	2,850,000	8.700	(a)	03/01/49	3,294,422
	990,000	8.700		03/01/49	1,144,378

					51,920,624

El Salvador(b) – 0.4%
Republic of El Salvador (B-/B3)
	150,000	9.500		07/15/52	151,313
	5,670,000	9.500	(a)	07/15/52	5,719,612

					5,870,925

Gabon – 0.3%
Republic of Gabon (NR/Caa1)(a)
	2,760,000	6.625		02/06/31	2,841,937
Republic of Gabon (NR/NR)
	1,854,118	6.375		12/12/24	1,928,283

					4,770,220

Ghana – 0.9%
Republic of Ghana (NR/B1)
	1,970,000	10.750		10/14/30	2,630,566

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Ghana – (continued)
Republic of Ghana (B-/B3)(a)
	$2,370,000	6.375%		02/11/27	$ 2,456,653
Republic of Ghana (B-/B3)
	210,000	8.627	(a)	06/16/49	213,938
	1,899,000	8.627		06/16/49	1,934,606
Republic of Ghana (B-/B3u)(a)
	4,640,000	8.125		03/26/32	4,899,550

					12,135,313

Guatemala – 2.1%
Republic of Guatemala (BB-/Ba1)
	4,220,000	4.500	(a)	05/03/26	4,667,056
	5,430,000	4.500		05/03/26	6,005,241
	7,400,000	4.375	(a)	06/05/27	8,227,875
	350,000	4.375		06/05/27	389,156
	1,410,000	4.900	(a)(b)	06/01/30	1,639,566
	6,120,000	6.125	(a)(b)	06/01/50	8,070,750

					28,999,644

Honduras – 0.3%
Republic of Honduras (BB-/B1)
	1,310,000	7.500	(a)	03/15/24	1,460,241
	1,120,000	7.500		03/15/24	1,248,450
	1,170,000	5.625	(a)(b)	06/24/30	1,328,681

					4,037,372

Hungary – 0.3%
Hungary Government International Bond (BBB/Baa3)
EUR	3,250,000	1.750		06/05/35	4,409,021

Indonesia – 4.6%
Perusahaan Penerbit SBSN (NR/Baa2)(a)
	$4,870,000	4.150		03/29/27	5,583,760
Perusahaan Penerbit SBSN (BBB/Baa2)
	33,470,000	4.400	(a)	03/01/28	39,180,819
	1,460,000	4.450		02/20/29	1,725,081
	4,050,000	3.800	(a)	06/23/50	4,467,656
Republic of Indonesia (NR/Baa2)
	550,000	4.350		01/11/48	655,531

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Indonesia – (continued)
Republic of Indonesia (BBB/Baa2)
EUR	1,550,000	0.900%		02/14/27	$ 1,919,003
	$2,380,000	3.850		10/15/30	2,763,031
	350,000	4.625		04/15/43	421,203
	720,000	3.500		02/14/50	780,075
	5,550,000	4.450		04/15/70	6,817,828

					64,313,987

Iraq(b) – 0.0%
Republic of Iraq (NR/NR)
	234,375	5.800		01/15/28	217,676

Israel – 0.4%
State of Israel (AA-/A1)
	1,390,000	3.875		07/03/50	1,670,606
	2,820,000	4.500	(f)	04/03/20	3,729,450

					5,400,056

Ivory Coast – 0.7%
Republic of Ivory Coast (NR/Ba3)
EUR	2,100,000	5.250		03/22/30	2,751,461
	1,230,000	4.875	(a)	01/30/32	1,542,074
	$570,000	6.125		06/15/33	642,141
EUR	2,370,000	6.625	(a)	03/22/48	3,202,033
	1,580,000	6.625		03/22/48	2,134,688

					10,272,397

Jamaica – 0.7%
Jamaica Government International Bond (B+/B2)
	$6,890,000	7.875		07/28/45	9,850,547

Jordan(a) – 0.2%
Kingdom of Jordan (B+/B1)
	3,000,000	5.850		07/07/30	3,307,500

Kenya – 1.0%
Republic of Kenya (B+/B2u)
	610,000	7.000		05/22/27	670,619

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Kenya – (continued)
Republic of Kenya (B+/B2u) – (continued)
	$3,900,000	7.000	%(a)	05/22/27	$ 4,287,562
	750,000	7.250	(a)	02/28/28	841,406
	550,000	7.250		02/28/28	617,031
	6,380,000	8.000	(a)	05/22/32	7,434,694
	200,000	8.000		05/22/32	233,063

					14,084,375

Lebanon(g) – 0.3%
Republic of Lebanon (NR/NR)
	3,663,000	6.750		11/29/27	439,560
Republic of Lebanon (D/NR)
	3,990,000	6.200		02/26/25	478,800
	2,020,000	6.650		04/22/24	242,400
	130,000	6.600		11/27/26	15,600
	710,000	6.850		03/23/27	85,200
	750,000	6.650		11/03/28	90,000
	7,704,000	6.850		05/25/29	924,480
	9,584,000	6.650		02/26/30	1,150,080
	1,520,000	7.050		11/02/35	182,400

					3,608,520

Macedonia – 1.3%
Republic of North Macedonia (BB-/NR)
EUR	600,000	5.625		07/26/23	819,345
	10,480,000	2.750	(a)	01/18/25	13,547,061
	2,710,000	2.750		01/18/25	3,503,105

					17,869,511

Mexico – 2.8%
Mexico Government International Bond (BBB/Baa1)(b)
	850,000	1.350		09/18/27	1,070,853
	820,000	4.500		04/22/29	961,450
United Mexican States (BBB/Baa1)(b)
	3,300,000	4.750		04/27/32	3,966,188

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico – (continued)
United Mexican States (BBB/Baa1)
	$6,970,000	2.659	%(b)	05/24/31	$ 7,168,645
	1,560,000	4.750		03/08/44	1,856,010
	320,000	4.600		01/23/46	374,200
	1,220,000	4.350		01/15/47	1,390,800
	383,000	4.500	(b)	01/31/50	447,871
	5,690,000	5.000	(b)	04/27/51	7,094,007
	13,439,000	3.771	(b)	05/24/61	13,973,200

					38,303,224

Mongolia – 0.5%
Republic of Mongolia (B/B3)
	781,000	5.125		12/05/22	810,532
	1,940,000	5.125	(a)	04/07/26	2,080,650
Republic of Mongolia (B/B3u)
	3,490,000	5.625		05/01/23	3,677,587

					6,568,769

Morocco(a) – 1.4%
Kingdom of Morocco (BBB-/NR)
	7,490,000	3.000		12/15/32	7,583,625
Kingdom of Morocco (BBB-/Ba1u)
EUR	2,560,000	1.500		11/27/31	3,043,375
Morocco Government International Bond (BBB-/NR)
	$3,300,000	2.375		12/15/27	3,312,375
	5,060,000	4.000		12/15/50	5,205,475

					19,144,850

Mozambique(c) – 0.1%
Republic of Mozambique (NR/Caa2u)
	2,060,000	5.000		09/15/31	1,868,806

Nigeria – 1.8%
Republic of Nigeria (B-/B2)
	3,140,000	6.500		11/28/27	3,382,369
	1,190,000	7.143		02/23/30	1,281,109
	8,390,000	7.875		02/16/32	9,236,865
	9,820,000	7.696	(a)	02/23/38	10,436,819

					24,337,162

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Oman – 1.2%
Oman Government International Bond (NR/Ba3)
$2,680,000	6.750	%(a)	10/28/27	$ 2,897,750
680,000	5.625		01/17/28	692,886
4,660,000	7.375	(a)	10/28/32	5,126,000
4,250,000	6.750	(a)	01/17/48	4,198,203
800,000	6.750		01/17/48	790,250
Oman Government International Bond (B+/Ba3)
1,430,000	4.750		06/15/26	1,426,872
1,280,000	6.500		03/08/47	1,253,600

				16,385,561

Panama – 1.1%
Panama Notas del Tesoro (BBB/Baa1)
2,740,000	3.750		04/17/26	2,984,887
Republic of Panama (BBB/Baa1)(b)
6,500,000	4.500		04/01/56	8,385,000
3,680,000	3.870		07/23/60	4,333,200

				15,703,087

Papua New Guinea(a) – 0.1%
Papua New Guinea Government International Bond (B-/B2)
1,450,000	8.375		10/04/28	1,478,547

Paraguay – 3.1%
Republic of Paraguay (BB/NR)(a)
4,590,000	5.600		03/13/48	5,892,412
Republic of Paraguay (BB/Ba1)
12,098,000	4.625		01/25/23	13,031,814
3,930,000	5.000	(a)	04/15/26	4,594,416
685,000	5.000		04/15/26	800,808
2,770,000	4.700	(a)	03/27/27	3,223,587
400,000	4.950	(b)	04/28/31	483,000
2,760,000	4.950	(a)(b)	04/28/31	3,332,700
5,650,000	6.100		08/11/44	7,558,641
3,050,000	5.400	(a)(b)	03/30/50	3,849,672

				42,767,050

Peru(b) – 0.7%
Republic of Peru (BBB+/NR)
4,910,000	2.780		12/01/60	4,941,915
5,260,000	3.230		07/28/21	5,257,370

				10,199,285

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Philippines – 0.3%
Republic of Philippines (BBB+/Baa2)
	$1,320,000	1.648%		06/10/31	$ 1,329,900
	2,470,000	2.650		12/10/45	2,488,525

					3,818,425

Qatar – 1.6%
Republic of Qatar (AA-/Aa3)
	10,470,000	5.103	(a)	04/23/48	14,710,350
	2,950,000	4.817	(a)	03/14/49	4,017,531
	240,000	4.817		03/14/49	326,850
	2,770,000	4.400	(a)	04/16/50	3,601,000

					22,655,731

Romania – 3.1%
Republic of Romania (BBB-/Baa3)
EUR	3,330,000	2.375	(a)	04/19/27	4,440,580
	7,360,000	2.875		05/26/28	10,092,784
	1,330,000	2.500		02/08/30	1,779,150
	3,250,000	3.624	(a)	05/26/30	4,729,695
	$2,070,000	3.000	(a)	02/14/31	2,215,547
EUR	2,320,000	2.124	(a)	07/16/31	2,998,968
	1,730,000	2.124		07/16/31	2,236,299
	2,270,000	2.000	(a)	01/28/32	2,904,003
	40,000	2.625	(a)	12/02/40	51,981
	420,000	4.625	(a)	04/03/49	692,676
	900,000	3.375	(a)	01/28/50	1,261,659
	1,880,000	3.375		01/28/50	2,635,466
	$5,860,000	4.000	(a)	02/14/51	6,372,750

					42,411,558

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Russia – 1.4%
Russian Federation Bond (NR/NR)
	$4,000,000	4.750%		05/27/26	$ 4,622,000
	3,200,000	4.375	(a)	03/21/29	3,734,400
	4,200,000	5.100	(a)	03/28/35	5,301,188
	4,600,000	5.100		03/28/35	5,806,062

					19,463,650

Saudi Arabia – 1.6%
Saudi Government International Bond (NR/A1)
	1,770,000	2.750	(a)	02/03/32	1,867,350
	920,000	4.500		10/26/46	1,113,775
	3,600,000	4.625		10/04/47	4,444,875
	1,380,000	5.000		04/17/49	1,807,800
	1,770,000	3.750	(a)	01/21/55	1,933,172
	410,000	3.750		01/21/55	447,797
	8,270,000	4.500	(a)	04/22/60	10,378,850

					21,993,619

Senegal(a) – 0.4%
Republic of Senegal (B+/Ba3)
EUR	4,580,000	4.750		03/13/28	5,969,334

Serbia – 0.7%
Republic of Serbia (NR/Ba3)
	440,000	3.125		05/15/27	603,373
	2,740,000	3.125	(a)	05/15/27	3,757,368
Republic of Serbia (BB+/Ba3)(a)
	4,400,000	1.500		06/26/29	5,549,956

					9,910,697

South Africa – 1.6%
Republic of South Africa (NR/Ba2)
	$3,660,000	4.850		09/27/27	3,952,800
	3,350,000	5.650		09/27/47	3,329,062
Republic of South Africa (BB-/Ba2)
	240,000	4.875		04/14/26	261,750
	2,670,000	4.300		10/12/28	2,776,800
	5,670,000	4.850		09/30/29	6,006,656
	1,180,000	6.250		03/08/41	1,273,294
	4,120,000	5.750		09/30/49	4,112,275

					21,712,637

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Sri Lanka – 1.0%
Republic of Sri Lanka (CCC+/Caa1)
	$200,000	5.750	%(a)	04/18/23	$ 126,938
	4,380,000	6.850	(a)	03/14/24	2,651,269
	910,000	6.350	(a)	06/28/24	549,128
	3,960,000	6.125		06/03/25	2,341,350
	6,010,000	6.850	(a)	11/03/25	3,551,534
	2,490,000	6.850		11/03/25	1,471,434
	230,000	6.750		04/18/28	130,525
	1,690,000	6.750	(a)	04/18/28	959,075
	4,240,000	7.550	(a)	03/28/30	2,406,200

					14,187,453

Tajikistan – 0.0%
Republic of Tajikistan (B-/B3)
	710,000	7.125		09/14/27	605,941

Trinidad and Tobago(a)(b) – 0.1%
Republic of Trinidad & Tobago (BBB-/Ba1)
	1,560,000	4.500		06/26/30	1,675,050

Tunisia(a) – 0.1%
Banque Centrale de Tunisie International Bond (NR/B2)
EUR	850,000	6.750		10/31/23	981,615
	760,000	6.375		07/15/26	847,795

					1,829,410

Turkey – 3.0%
Republic of Turkey (NR/B2)
	$5,380,000	4.250		03/13/25	5,388,406
EUR	5,290,000	3.250		06/14/25	6,527,154
	6,280,000	5.200		02/16/26	8,304,900
	$1,200,000	4.875		10/09/26	1,212,750

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkey – (continued)
Republic of Turkey (NR/B2) – (continued)
	$4,780,000	6.000%		03/25/27	$ 5,066,800
	3,450,000	5.250		03/13/30	3,461,859
	7,640,000	5.750		05/11/47	7,258,000
	999,000	7.375		02/05/25	1,113,885
	3,640,000	6.000		01/14/41	3,588,813

					41,922,567

Ukraine – 2.6%
Ukraine Government Bond (B/NR)
	600,000	8.994		02/01/24	678,000
EUR	2,210,000	4.375	(a)	01/27/30	2,575,822
	$3,453,000	7.253	(a)	03/15/33	3,763,770
	3,518,000	0.000	(h)	05/31/40	3,615,844
Ukraine Government Bond (B/B3u)
	1,050,000	7.750		09/01/21	1,088,850
	7,470,000	7.750		09/01/23	8,217,000
	9,860,000	7.750		09/01/24	10,935,356
	2,630,000	7.750		09/01/25	2,939,847
	1,330,000	7.750		09/01/26	1,501,238

					35,315,727

United Arab Emirates(a) – 0.5%
Finance Department Government of Sharjah (BBB-/Baa2)
	6,310,000	4.000		07/28/50	6,396,762

Uruguay(b) – 0.0%
Republic of Uruguay (BBB/Baa2)
	350,000	4.375		01/23/31	429,297

Uzbekistan(a) – 0.2%
Republic of Uzbekistan (BB-/NR)
	1,460,000	5.375		02/20/29	1,700,900
	1,160,000	3.700		11/25/30	1,220,900

					2,921,800

Venezuela(g) – 0.3%
Petroleos de Venezuela SA (NR/NR)
	138,210,000	6.000		10/28/22	3,662,565

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Vietnam(b)(i) – 0.3%
Debt and Asset Trading Corp. (NR/NR)
$4,680,000	1.000%	10/10/25	$ 4,024,800

Zambia – 0.2%
Republic of Zambia (D/NR)
5,834,000	5.375	09/20/22	3,008,156

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $870,027,829)			$ 876,699,358

Corporate Obligations – 25.7%
Argentina(a) – 0.0%
Telecom Argentina SA (CCC+/NR)
$256,000	8.500%	08/06/25	$ 239,120

Azerbaijan – 0.1%
State Oil Co. of the Azerbaijan Republic (BB-/Ba2)
400,000	4.750	03/13/23	425,500
State Oil Co. of the Azerbaijan Republic (BB-/NR)
1,040,000	6.950	03/18/30	1,330,017
			1,755,517

Bahrain(a) – 0.2%
CBB International Sukuk Programme Co. SPC (B+/B2u)
2,670,000	3.950	09/16/27	2,760,112

Brazil – 1.7%
Banco do Brasil SA (CCC+/NR)(b)(h) (10 Year CMT + 4.398%)
5,210,000	6.250	10/29/49	5,335,366
Banco do Brasil SA (CCC+/B2)(b)(h) (10 Year CMT + 6.362%)
5,670,000	9.000	06/29/49	6,323,822
BRF SA (NR/Ba2)(b)
2,020,000	4.875	01/24/30	2,192,331
1,290,000	5.750 (a)	09/21/50	1,431,497
200,000	5.750	09/21/50	221,937
Embraer Overseas Ltd. (BB+/Ba2)
13,000	5.696	09/16/23	13,784
Itau Unibanco Holding SA (BB-/B2)(a)(b)(h) (5 Year CMT + 3.222%)
3,360,000	4.625	12/31/99	3,298,050
Samarco Mineracao SA (NR/WR)(g)
3,185,000	4.125	11/01/22	2,229,500
2,080,000	5.750	10/24/23	1,473,550
800,000	5.375	09/26/24	568,000

			23,087,837

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
British Virgin Islands – 1.0%
Contemporary Ruiding Development Ltd. (BBB+/Baa1)(b)
$290,000	2.625%		09/17/30	$ 293,081
Easy Tactic Ltd. (NR/NR)(b)
740,000	8.625		02/27/24	652,819
Fortune Star BVI Ltd. (BB/NR)(b)
610,000	5.250		03/23/22	616,672
260,000	6.750		07/02/23	273,569
FPC Resources Ltd. (NR/NR)(b)
380,000	4.375		09/11/27	398,169
Huarong Finance 2017 Co. Ltd.
3,770,000	4.750		04/27/27	4,200,015
(5 Year CMT + 6.983%)
3,530,000	4.000	(b)(h)	12/31/99	3,597,291
Huarong Finance 2019 Co. Ltd.(b)
1,690,000	3.875		11/13/29	1,796,681
Huarong Finance 2019 Co. Ltd. (NR/Baa1)(b)
280,000	3.625		09/30/30	293,688
Sino-Ocean Land Treasure IV Ltd. (NR/Baa3)(b)
320,000	4.750		01/14/30	333,200
Studio City Finance Ltd. (BB-/B1)(a)(b)
430,000	6.000		07/15/25	453,650
350,000	6.500		01/15/28	374,829
Sunny Express Enterprises Corp. (NR/A3)(b)(h) (3 Year CMT + 4.762%)
870,000	3.350		12/31/99	882,506

				14,166,170

Burundi – 0.3%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
3,660,000	5.375		03/14/22	3,777,523

Chile – 0.7%
Corp Nacional del Cobre de Chile (A/A3)(a)(b)
2,290,000	3.750		01/15/31	2,602,012
Embotelladora Andina SA (BBB/NR)(a)
506,000	5.000		10/01/23	558,972
Empresa de los Ferrocarriles del Estado (A+/NR)(a)(b)
600,000	3.068		08/18/50	580,125

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chile – (continued)
Empresa de Transporte de Pasajeros Metro SA (A+/NR)(a)(b)
$830,000	3.650%		05/07/30	$ 931,675
GNL Quintero SA (BBB/Baa2)
1,060,000	4.634		07/31/29	1,175,606
Inversiones CMPC SA (BBB-/NR)(a)(b)
660,000	4.375		05/15/23	701,993
Sociedad Quimica y Minera de Chile SA (BBB+/Baa1)(a)(b)
3,291,000	4.375		01/28/25	3,624,214

				10,174,597

China – 0.4%
Fantasia Holdings Group Co. Ltd. (NR/NR)(b)
200,000	9.250		07/28/23	201,438
Fantasia Holdings Group Co. Ltd. (NR/NR)(b)
450,000	9.875		10/19/23	457,312
iQIYI, Inc. (NR/NR)(j)
710,000	2.000		04/01/25	627,725
Kaisa Group Holdings Ltd. (NR/NR)(b)
200,000	8.500		06/30/22	204,625
Kaisa Group Holdings Ltd. (NR/B2)(b)
200,000	10.875		07/23/23	208,563
260,000	11.950		11/12/23	275,681
240,000	11.250		04/16/25	245,250
Meituan (BBB-/Baa3)(a)(b)
540,000	3.050		10/28/30	562,612
Sunac China Holdings Ltd. (B+/B1)(b)
880,000	8.350		04/19/23	926,475
Yuzhou Group Holdings Co. Ltd. (NR/B1)(b)
970,000	7.700		02/20/25	1,039,416
Zhenro Properties Group Ltd. (NR/B2)(b)(h) (-1x3 Year CMT + 13.414%)
590,000	10.250		12/31/99	608,253

				5,357,350

Colombia – 0.9%
Banco de Bogota SA (NR/Ba2)
6,870,000	6.250	(a)	05/12/26	7,952,025
1,980,000	6.250		05/12/26	2,291,850
Grupo Aval Ltd. (NR/Ba2)
590,000	4.750		09/26/22	617,841
1,530,000	4.375	(a)(b)	02/04/30	1,627,059

				12,488,775

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Cyprus – 0.1%
MHP SE (B/NR)
$1,910,000	7.750%	05/10/24	$ 2,090,256

Dominican Republic(a)(b) – 0.2%
Aeropuertos Dominicanos Siglo XXI SA (B+/B1)
3,220,000	6.750	03/30/29	3,347,794

Hong Kong – 0.2%
CNAC HK Finbridge Co. Ltd. (NR/Baa2)
2,630,000	3.000	09/22/30	2,487,216

India – 0.1%
Adani Electricity Mumbai Ltd. (BBB-/Baa3)
200,000	3.949	02/12/30	211,625
Greenko Investment Co. (B+/NR)(a)(b)
1,190,000	4.875	08/16/23	1,213,428

			1,425,053

Indonesia – 0.2%
Indonesia Asahan Aluminium Persero PT (NR/Baa2)(a)(b)
1,060,000	5.800	05/15/50	1,319,037
Perusahaan Gas Persero Tbk PT (NR/Baa2)
1,730,000	5.125	05/16/24	1,910,569

			3,229,606

Ireland – 0.6%
Credit Bank of Moscow Via CBOM Finance PLC (NR/NR)(b)(h)(5 Year USD Swap + 5.416%)
310,000	7.500	10/05/27	310,000
Credit Bank of Moscow Via CBOM Finance PLC (BB-/NR)(a)
430,000	4.700	01/29/25	439,137
Credit Bank of Moscow Via CBOM Finance PLC (BB-/Ba3)(a)
3,010,000	5.550	02/14/23	3,152,975
Phosagro OAO Via Phosagro Bond Funding DAC (BBB-/Baa3)(a)(b)
3,610,000	3.949	04/24/23	3,772,450

			7,674,562

Israel(a)(b) – 0.3%
Leviathan Bond Ltd. (BB-/Ba3)
3,350,000	5.750	06/30/23	3,566,008

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Ivory Coast(a)(i) – 0.2%
Brazil Minas SPE via State of Minas Gerais (BB-/NR)
$2,800,000	5.333%		02/15/28	$ 3,044,125

Japan(b)(h) – 0.1%
SoftBank Group Corp. (B+/B2u) (5 Year USD ICE Swap + 4.226%)
1,310,000	6.000		12/31/99	1,278,888

Kazakhstan – 1.0%
KazMunayGas National Co. JSC (NR/Baa3)(a)(b)
2,100,000	3.500		04/14/33	2,283,750
KazMunayGas National Co. JSC (BB/Baa3)
6,002,000	4.750		04/19/27	6,966,071
Tengizchevroil Finance Co International Ltd. (BBB/Baa2)(a)(b)
1,500,000	3.250		08/15/30	1,588,125
Tengizchevroil Finance Co. International Ltd. (BBB/Baa2)(a)(b)
2,920,000	2.625		08/15/25	3,030,960

				13,868,906

Luxembourg – 0.6%
Gazprom PJSC Via Gaz Capital SA (BBB-/Baa2)
410,000	8.625	(j)	04/28/34	641,137
3,970,000	7.288		08/16/37	5,822,253
MHP Lux SA (B/NR)
380,000	6.950		04/03/26	416,694
Millicom International Cellular SA (NR/Ba2)(a)(b)
280,000	4.500		04/27/31	301,788
Rede D’or Finance Sarl (BB/NR)(b)
620,000	4.500		01/22/30	644,800
980,000	4.500	(a)	01/22/30	1,019,200

				8,845,872

Malaysia(b) – 0.6%
Axiata Spv5 Labuan Ltd. (BBB+/Baa2)
360,000	3.064		08/19/50	362,925
Petronas Capital Ltd. (A-/A2)(a)
4,410,000	4.550		04/21/50	5,889,180
1,890,000	4.800		04/21/60	2,740,500

				8,992,605

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mauritius – 0.4%
MTN Mauritius Investments Ltd. (BB-/Ba2)
$3,390,000	5.373%		02/13/22	$ 3,491,700
1,790,000	4.755		11/11/24	1,885,093
550,000	6.500	(a)	10/13/26	628,719

				6,005,512

Mexico – 5.0%
Banco Mercantil del Norte SA (BB-/Ba2)(b)(h)
(10 Year CMT + 5.353%)
200,000	7.625		12/31/99	226,000
(10 Year CMT + 5.470%)
1,350,000	7.500	(a)	12/31/99	1,522,969
(10 Year CMT + 5.470%)
330,000	7.500		12/31/99	372,281
(5 Year CMT + 4.967%)
3,820,000	6.750	(a)	12/31/99	4,125,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa3)(a)(b)(h)(5 Year CMT + 2.995%)
1,090,000	5.950		10/01/28	1,198,319
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (NR/Baa1)
330,000	4.125		11/09/22	347,841
BBVA Bancomer SA (NR/Baa3)(b)(h)(5 Year CMT + 4.308%)
600,000	5.875		09/13/34	687,000
BBVA Bancomer SA (BB/NR)(b)(h)
(5 Year CMT + 2.650%)
3,080,000	5.125	(a)	01/18/33	3,326,400
(5 Year CMT + 2.650%)
1,210,000	5.125		01/18/33	1,306,800
Cemex SAB de CV (BB/NR)(b)
400,000	7.375	(a)	06/05/27	454,375
830,000	5.450		11/19/29	911,962
1,820,000	5.200	(a)	09/17/30	1,988,350
Industrias Penoles SAB de CV (BBB/NR)(a)(b)
400,000	4.750		08/06/50	463,000
Mexico City Airport Trust (BBB/Baa3)(b)
1,180,000	4.250	(a)	10/31/26	1,250,800
1,409,000	4.250		10/31/26	1,493,540
5,200,000	3.875	(a)	04/30/28	5,369,000
2,190,000	5.500	(a)	10/31/46	2,285,812
722,000	5.500		10/31/46	753,588
10,548,000	5.500		07/31/47	11,022,660

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mexico – (continued)
Petroleos Mexicanos (BBB/Ba2)
EUR	13,560,000	5.125%		03/15/23	$ 17,191,961
	$930,000	6.875	(a)(b)	10/16/25	1,017,094
	1,280,000	5.350		02/12/28	1,264,000
	997,000	5.950	(b)	01/28/31	994,507
	1,940,000	5.625		01/23/46	1,659,306
	365,000	6.750		09/21/47	342,188
	2,091,000	6.350		02/12/48	1,878,633
	3,343,000	7.690	(b)	01/23/50	3,370,580
	3,043,000	6.950	(b)	01/28/60	2,856,312

					69,680,878

Netherlands – 2.2%
Bharti Airtel International Netherlands B.V. (BBB-/Ba1)
	550,000	5.125		03/11/23	586,781
Greenko Dutch B.V. (NR/Ba1)(b)
	690,000	4.875		07/24/22	694,959
IHS Netherlands Holdco B.V. (B-/B2)(a)(b)
	490,000	7.125		03/18/25	514,041
	400,000	8.000		09/18/27	431,000
Lukoil International Finance B.V. (BBB/NR)
	1,800,000	4.750		11/02/26	2,048,625
Lukoil Securities B.V. (BBB/NR)(a)
	1,740,000	3.875		05/06/30	1,881,497
Metinvest B.V. (B/NR)(b)
	301,000	7.750	(a)	04/23/23	320,565
	200,000	7.750		04/23/23	213,000
MV24 Capital B.V. (BB/NR)(a)
	1,457,333	6.748		06/01/34	1,598,512
NE Property B.V. (BBB/NR)(b)
EUR	980,000	1.750		11/23/24	1,225,277
	2,440,000	3.375		07/14/27	3,234,197
Petrobras Global Finance B.V. (BB-/Ba2)
	$2,510,000	5.999		01/27/28	2,936,700
	1,820,000	6.850	(k)	06/05/15	2,260,904

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Netherlands – (continued)
PPF Telecom Group B.V. (BB+/Ba1)(b)
EUR	1,648,000	2.125%		01/31/25	$ 2,052,679
Prosus NV (BBB-/Baa3)(b)
	$460,000	5.500		07/21/25	527,706
	480,000	3.680		01/21/30	521,100
	3,220,000	3.680	(a)	01/21/30	3,495,713
	1,500,000	4.027	(a)	08/03/50	1,556,250
Royal Capital B.V. (NR/NR)(b)(h) (-1x5 Year CMT + 7.396%)
	460,000	5.000		12/31/49	477,825
Syngenta Finance NV (BBB-/Ba2)(a)(b)
	4,140,000	5.676		04/24/48	4,292,186

					30,869,517

Pakistan – 0.5%
The Third Pakistan International Sukuk Co. Ltd. (NR/B3)
	2,130,000	5.500		10/13/21	2,153,297
The Third Pakistan International Sukuk Co. Ltd. (B-/B3)
	5,200,000	5.625		12/05/22	5,307,250

					7,460,547

Panama – 0.6%
Aeropuerto Internacional de Tocumen SA (BB+/NR)(b)
	2,240,000	5.625		05/18/36	2,604,000
Autoridad del Canal de Panama (A-/A1)(a)
	380,000	4.950		07/29/35	479,631
Banco Latinoamericano de Comercio Exterior SA (BBB/Baa2)(a)(b)
	2,830,000	2.375		09/14/25	2,902,929
Banco Nacional de Panama (BBB/Baa1)(a)(b)
	2,190,000	2.500		08/11/30	2,190,000

					8,176,560

Peru – 0.7%
ABY Transmision Sur SA (BBB/NR)(a)
	5,000,556	6.875		04/30/43	6,681,993
Corp. Lindley SA (BBB/NR)
	815,000	6.750	(a)	11/23/21	842,251
	1,780,000	6.750		11/23/21	1,839,519
	120,000	4.625	(a)	04/12/23	124,725

					9,488,488

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Philippines – 0.2%
International Container Terminal Services, Inc. (NR/NR)
$340,000	4.750%		06/17/30	$ 370,175
SMC Global Power Holdings Corp. (NR/NR)(b)(h)
(-1x 5 year CMT + 9.199%)
1,750,000	7.000		12/31/99	1,791,563
(5 Year CMT + 6.608%)
210,000	6.500		12/31/99	211,509

				2,373,247

Singapore(b) – 0.1%
Eterna Capital Pte Ltd. (CCC+p/Caa2)(d)
402,741	8.000		12/11/22	193,316
Innovate Capital Pte Ltd. (NR/NR)(d)
648,539	6.000		12/11/24	199,218
Trafigura Group Pte Ltd. (NR/NR)(h)(5 Year USD Swap + 6.647%)
470,000	6.875		12/31/99	462,216

				854,750

South Africa – 0.1%
Eskom Holdings SOC Ltd. (CCC+/Caa2)
520,000	6.750		08/06/23	527,963
800,000	7.125		02/11/25	817,250

				1,345,213

Thailand(a)(b) – 0.3%
PTT Treasury Center Co. Ltd. (BBB+/Baa1)
2,850,000	3.700		07/16/70	2,996,953
PTTEP Treasury Center Co. Ltd. (NR/Baa1)
1,040,000	2.993		01/15/30	1,103,375

				4,100,328

Turkey – 1.2%
Akbank T.A.S. (NR/Caa2)(b)(h) (5 Year USD Swap + 4.029%)
564,000	6.797		04/27/28	547,080
TC Ziraat Bankasi A/S (NR/B2)
500,000	5.125		05/03/22	501,250
770,000	5.125	(a)	09/29/23	769,037
Turkiye Vakiflar Bankasi TAO (NR/B2)
1,090,000	8.125	(a)	03/28/24	1,163,916
250,000	8.125		03/28/24	266,953
1,080,000	5.250	(a)	02/05/25	1,063,125

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Turkey – ( continued)
Yapi ve Kredi Bankasi A/S (NR/B2)
$1,820,000	6.100%		03/16/23	$ 1,861,519
200,000	5.850		06/21/24	204,000
4,610,000	8.250	(a)	10/15/24	5,047,950
Yapi ve Kredi Bankasi A/S (NR/Caa3u)(b)(h) (5 Year USD Swap + 11.245%)
4,330,000	13.875		12/31/99	4,827,950

				16,252,780

United Arab Emirates – 2.9%
Abu Dhabi Crude Oil Pipeline LLC (AA/NR)(a)
12,180,000	4.600		11/02/47	15,160,294
DP World Crescent Ltd. (NR/Baa3)
840,000	4.848		09/26/28	976,500
1,390,000	3.875		07/18/29	1,525,525
1,500,000	3.750	(b)	01/30/30	1,631,250
DP World PLC (NR/Baa3)
1,070,000	5.625		09/25/48	1,362,913
290,000	6.850	(a)	07/02/37	397,209
DP World Salaam (NR/Ba2)(b)(h) (5 Year CMT + 5.750%)
6,350,000	6.000		12/31/99	6,887,766
Galaxy Pipeline Assets Bidco Ltd. (NR/Aa2)(a)
1,010,000	2.625		03/31/36	1,045,350
1,840,000	3.250		09/30/40	1,941,200
NBK Tier 1 Financing 2 Ltd. (NR/Baa3)(a)(b)(h) (6 Year USD Swap + 2.832%)
2,480,000	4.500		12/31/99	2,525,725
Sharjah Sukuk Program Ltd. (BBB-/Baa2)
1,370,000	4.226		03/14/28	1,527,978
4,900,000	3.234		10/23/29	5,117,437

				40,099,147

United Kingdom – 1.1%
Gazprom PJSC via Gaz Finance PLC (BB/NR)(a)(b)(h) (5 Year CMT + 4.264%)
6,010,000	4.599		10/15/99	6,242,887
Gazprom PJSC Via Gaz Finance PLC (BBB-/Baa2)(a)
6,160,000	3.250		02/25/30	6,354,425
Vedanta Resources Finance II PLC (B-/NR)(a)(b)
500,000	13.875		01/21/24	525,313

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
United Kingdom – (continued)
Vedanta Resources Finance II PLC (B-/Caa1)(b)
	$460,000	9.250%	04/23/26	$ 340,400
Vedanta Resources Ltd. (B-/Caa1)
	600,000	7.125	05/31/23	487,125
	1,280,000	6.125 (b)	08/09/24	911,600

				14,861,750

United States – 0.7%
Brazil Loan Trust 1 (BB-/NR)(a)(i)
	4,742,599	5.477	07/24/23	4,907,108
Sasol Financing USA LLC (BB/Ba2)(b)
	4,800,000	5.875	03/27/24	5,106,000

				10,013,108

Venezuela(g) – 0.2%
Petroleos de Venezuela SA (CCC-/NR)
	2,180,000	5.500	04/12/37	69,760
Petroleos de Venezuela SA (D/NR)
	41,690,000	6.000	05/16/24	1,334,080
	3,387,934	6.000	11/15/26	110,108
	19,170,000	5.375	04/12/27	613,440

				2,127,388

TOTAL CORPORATE OBLIGATIONS (Cost $347,678,534)				$ 357,367,105

Structured Notes(a)(e) – 0.9%
United Kingdom – 0.3%
HSBC Bank PLC (NR/NR)
EGP	88,025,000	0.000%	12/23/21	$ 4,975,231

United States – 0.6%
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)
	59,625,000	0.000	07/08/21	3,552,748
	78,475,000	0.000	09/02/21	4,599,119

				8,151,867

TOTAL STRUCTURED NOTES (Cost $13,104,572)				$ 13,127,098

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(l) – 3.3%
Goldman Sachs Financial Square Government Fund - Institutional Shares
45,527,646	0.026%	$ 45,527,646
(Cost $45,527,646)

TOTAL INVESTMENTS — 93.1% (Cost $1,276,338,581)		$1,292,721,207

OTHER ASSETS IN EXCESS OF LIABILITIES — 6.9%		95,175,187

NET ASSETS — 100.0%		$1,387,896,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Pay-in-kind securities.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Actual maturity date is April 03, 2120.

(g)	Security is currently in default and/or non-income producing.

(h)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $11,976,033, which represents approximately 0.9% of the Fund’s net assets as of December 31, 2020.

(j)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(k)	Actual maturity date is June 05, 2115.

(l)	Represents an affiliated fund.

Security ratings disclosed, if any, are obtained from by S&P’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona

SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
LLC	— Limited Liability Company
MTN	— Medium Term Note
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	1,823,126	EUR	1,127,732	03/17/21	$26,313
	AUD	11,003,000	NZD	11,614,910	03/17/21	128,531
	AUD	3,743,209	USD	2,832,483	03/17/21	55,181
	BRL	11,577,550	USD	2,188,833	01/05/21	40,381
	BRL	7,204,926	USD	1,384,801	02/02/21	1,691
	CAD	8,015,399	USD	6,274,781	03/17/21	23,519
	CHF	2,382,477	USD	2,696,367	03/17/21	954
	CNH	45,081,643	USD	6,873,072	03/17/21	23,862
	COP	28,404,227,085	USD	7,839,983	01/29/21	476,736
	EUR	1,045,086	JPY	131,648,410	03/17/21	2,847
	EUR	3,371,724	PLN	15,228,983	03/17/21	48,299
	EUR	2,188,053	USD	2,659,515	01/21/21	14,947
	EUR	39,412,038	USD	47,780,554	03/17/21	452,014
	GBP	1,017,189	EUR	1,123,599	03/17/21	16,616
	GBP	4,439,319	USD	5,929,863	03/17/21	143,847
	IDR	104,996,985,168	USD	7,392,757	01/06/21	139,849
	IDR	32,182,279,275	USD	2,265,560	03/05/21	36,573
	ILS	7,148,735	USD	2,197,816	03/17/21	29,857
	INR	1,428,995,939	USD	19,227,308	01/27/21	284,947
	JPY	1,259,506,134	USD	12,082,512	03/17/21	126,489
	KRW	19,146,009,778	USD	17,085,558	01/08/21	513,023
	KRW	11,553,286,810	USD	10,170,684	01/15/21	448,897
	KRW	11,553,286,810	USD	10,362,993	02/19/21	255,788
	MXN	67,244,553	USD	3,300,755	03/17/21	48,948
	NOK	4,766,185	EUR	451,889	03/17/21	2,694
	NOK	95,637,771	USD	10,871,824	03/17/21	279,132
	NZD	13,970,877	USD	9,827,814	03/17/21	227,484
	NZD	2,033,969	USD	1,439,879	03/18/21	24,038
	PHP	65,786,579	USD	1,363,961	01/15/21	4,671
	PHP	127,572,802	USD	2,650,579	02/08/21	707
	RUB	41,521,242	USD	540,047	01/25/21	19,449
	RUB	231,721,759	USD	2,992,271	02/08/21	125,133
	SEK	22,854,864	EUR	2,256,746	03/17/21	18,367
	SEK	11,406,710	USD	1,379,438	03/17/21	8,132
	SGD	4,972,829	USD	3,723,892	03/17/21	39,157
	THB	305,451,633	USD	10,138,072	03/17/21	58,519
	TRY	11,127,359	USD	1,322,437	01/11/21	169,450
	TRY	21,677,306	USD	2,670,345	01/19/21	227,319
	TRY	8,793,345	USD	1,104,717	01/25/21	68,082
	TRY	38,781,146	USD	4,775,818	03/17/21	285,449
	TWD	76,638,934	USD	2,708,800	01/04/21	19,896
	TWD	186,881,301	USD	6,648,138	02/05/21	40,447
	TWD	38,136,910	USD	1,349,406	02/17/21	18,433
	TWD	38,605,031	USD	1,388,171	03/05/21	987
	USD	1,387,755	CNH	9,070,642	03/17/21	59
	USD	1,319,696	JPY	136,046,091	03/17/21	935
	USD	2,979,365	KRW	3,232,412,345	01/08/21	8,204
	USD	245,183	KRW	266,531,040	02/19/21	211
	USD	9,874,201	MXN	197,851,345	03/04/21	3,376
	USD	1,094,099	MXN	21,849,101	03/17/21	5,713
	USD	14,804,640	PLN	53,689,621	03/10/21	427,998
	USD	2,198,587	THB	65,524,163	03/17/21	11,259
	USD	6,226,370	TWD	173,548,811	02/05/21	14,963
	USD	546,230	ZAR	8,065,845	03/17/21	2,743
	ZAR	96,614,196	USD	6,234,548	03/03/21	287,505
	ZAR	37,059,585	USD	2,468,944	03/17/21	28,178

TOTAL						$5,768,799

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	EUR	1,129,313	GBP	1,014,283	03/17/21	$(5,646)
	EUR	5,637,086	NOK	60,278,365	03/17/21	(129,519)
	EUR	1,131,713	NZD	1,948,731	03/17/21	(17,571)
	HUF	512,919,245	EUR	1,439,338	03/17/21	(33,796)
	MXN	288,192,958	USD	14,399,573	03/17/21	(43,600)
	PLN	5,135,372	EUR	1,145,964	03/17/21	(27,282)
	PLN	64,629,243	USD	17,559,970	03/17/21	(253,514)
	SEK	25,296,918	EUR	2,523,000	03/17/21	(10,411)
	TWD	151,546,086	USD	5,436,091	02/05/21	(12,173)
	TWD	38,517,753	USD	1,382,547	02/17/21	(1,048)
	USD	2,786,783	AUD	3,677,946	03/17/21	(50,534)
	USD	2,206,709	BRL	11,577,550	01/05/21	(22,505)
	USD	5,198,344	CAD	6,667,786	03/17/21	(41,036)
	USD	4,071,791	CNH	26,658,600	03/17/21	(6,645)
	USD	7,176,959	COP	24,921,134,349	01/29/21	(119,915)
	USD	11,567	CZK	252,126	03/17/21	(177)
	USD	213,112,683	EUR	180,414,278	01/21/21	(7,408,002)
	USD	7,539,964	GBP	5,584,730	03/17/21	(100,854)
	USD	7,423,206	IDR	104,996,985,168	01/06/21	(109,398)
	USD	5,197,746	ILS	16,893,455	03/17/21	(66,557)
	USD	16,792,338	INR	1,245,045,647	01/27/21	(208,162)
	USD	4,074,237	JPY	422,053,277	03/17/21	(16,930)
	USD	19,010,808	KRW	21,354,591,537	01/08/21	(617,852)
	USD	10,363,644	KRW	11,553,286,810	01/15/21	(255,937)
	USD	1,937,871	MXN	39,399,294	03/17/21	(24,756)
	USD	3,269,654	NOK	28,450,423	03/17/21	(47,543)
	USD	1,375,918	NZD	1,933,409	03/17/21	(15,619)
	USD	1,380,117	RUB	104,686,878	01/25/21	(30,532)
	USD	2,740,378	RUB	207,814,546	02/08/21	(55,396)
	USD	6,671,656	SEK	56,494,250	03/17/21	(200,589)
	USD	4,399,511	SGD	5,850,092	03/17/21	(27,383)
	USD	4,212,887	THB	127,028,763	03/17/21	(27,588)
	USD	1,631,864	TRY	13,598,753	01/11/21	(191,373)
	USD	2,738,052	TRY	21,939,622	01/19/21	(194,677)
	USD	1,383,963	TRY	11,178,989	01/25/21	(107,018)
	USD	2,720,325	TWD	76,638,934	01/04/21	(8,371)
	USD	1,346,499	TWD	38,023,777	02/05/21	(14,393)
	USD	8,154,971	ZAR	124,242,608	03/17/21	(216,653)
	ZAR	8,176,607	USD	551,621	03/17/21	(671)

TOTAL						$(10,721,626)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	45	03/22/21	$7,036,172	$7,651
2 Year U.S. Treasury Notes	218	03/31/21	48,172,891	42,151
5 Year U.S. Treasury Notes	1,065	03/31/21	134,364,727	263,046
10 Year U.S. Treasury Notes	1,269	03/22/21	175,221,141	296,774
20 Year U.S. Treasury Bonds	367	03/22/21	63,559,812	(355,661)

Total				$253,961

Short position contracts:
Ultra Long U.S. Treasury Bonds	(33)	03/22/21	$(7,047,563)	(15,656)

TOTAL FUTURES CONTRACTS				$238,305

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.500%(a)	(a)	03/17/23	CNY	157,200	(b)	$(291)	$99,951	$(100,242)
6M EURO(f)	(0.250)%(c)	03/17/23	EUR	40,120	(b)	266,658	287,373	(20,715)
6M WIBOR(f)	0.345(c)	06/16/23	PLN	45,495	(b)	24,979	(49,883)	74,862
6M WIBOR(f)	0.750(c)	12/16/25		48,880		98,854	(10,252)	109,106
3M JIBAR(a)	4.000(a)	06/16/23	ZAR	258,850	(b)	81,699	(3,338)	85,037
1M BID Average(d)	4.230(d)	01/02/23	BRL	76,795		107,300	(46,935)	154,235
Mexico Interbank TIIE 28 Days(e)	4.400(e)	03/15/23	MXN	1,616,210	(b)	167,554	21,857	145,697
Mexico Interbank TIIE 28 Days(e)	4.900(e)	03/11/26		383,270	(b)	132,635	9,072	123,563
1M BID Avg(d)	4.930(d)	01/02/24	BRL	34,105		82,989	(7,052)	90,041
3M JIBAR(a)	5.250(a)	03/17/26	ZAR	537,155	(b)	572,130	(33,575)	605,705
(0.250)(c)	6M EURO(f)	03/17/24	EUR	15,550	(b)	(147,066)	(159,137)	12,071
(0.250)(c)	6M EURO(f)	03/17/26		50,920	(b)	(644,471)	(687,651)	43,180
(0.250)(c)	6M EURO(f)	03/17/28		25,400	(b)	(295,116)	(304,476)	9,360
0.000(c)	6M EURO(f)	03/17/31		32,000	(b)	(1,019,685)	(1,009,877)	(9,808)
0.000(c)	6M EURO(f)	03/17/51		2,730	(b)	(27,944)	(7,850)	(20,094)
0.250(c)	6M EURO(f)	03/17/41		3,260	(b)	(200,515)	(192,275)	(8,240)
0.250(d)	6M WIBOR(a)	12/16/21	PLN	243,090		(67,601)	(11,598)	(56,003)

TOTAL						$(867,891)	$(2,105,646)	$1,237,755

(a)	Payments made quarterly.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(c)	Payments made annually.
(d)	Payments made at maturity.
(e)	Payments made monthly.
(f)	Payments made semi-annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)%	0.057%	Barclays Bank PLC	06/20/21	$7,030	$(33,801)	$3,562	$(37,363)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.057	BofA Securities LLC	06/20/21	8,370	(40,243)	9,141	(49,384)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.057	Citibank NA	06/20/21	48,730	(234,298)	32,729	(267,027)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.057	Deutsche Bank AG (London)	06/20/21	28,030	$(134,769)	10,150	(144,919)

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased: (continued)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)%	0.064%	Deutsche Bank AG (London)	12/20/21	$15,570	$(148,280)	$11,212	$(159,492)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	19,180	(92,216)	6,962	(99,178)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.072	JPMorgan Securities, Inc.	06/20/22	2,820	(39,801)	(9,051)	(30,750)
People’s Republic of China, 7.500%, 10/28/27(a)	(1.000)	0.057	UBS AG (London)	06/20/21	18,520	(89,044)	7,961	(97,005)

Protection Sold:
Ukraine Government, 7.375%, 09/25/32(a)	5.000	3.805	Barclays Bank PLC	06/20/25	520	25,949	(21,173)	47,122
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.305	Citibank NA	12/20/22	3,940	55,687	—	55,687
Ukraine Government, 7.375%, 09/25/32(a)	5.000	3.485	Deutsche Bank AG (London)	12/20/23	3,820	169,054	(199,259)	368,313
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.305	JPMorgan Securities, Inc.	12/20/22	3,600	50,881	654	50,227

TOTAL						$(510,881)	$(147,112)	$(363,769)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Argentine Republic, 1.000%, 07/09/29(a)	5.000%	10.871%	12/20/25	$560	$(119,275)	$(117,527)	$(1,748)
CDX.NA.EM Index 34(a)	1.000	1.498	12/20/25	13,930	(325,982)	(841,377)	515,395
Federative Republic of Brazil, 4.250%, 01/07/25(a)	1.000	1.171	12/20/24	13,220	(84,319)	(105,437)	21,118
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.432	06/20/24	17,110	343,845	58,278	285,567
Kingdom of Saudi Arabia, 2.375%, 10/26/21(a)	1.000	0.670	12/20/25	2,310	38,325	88	38,237
Republic of Abu Dhabi, 3.125%, 08/03/26(a)	1.000	0.276	12/20/24	4,140	120,838	90,031	30,807
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.266	06/20/24	2,020	52,417	42,885	9,532
Republic of Chile, 3.875%, 08/05/20(a)	1.000	0.320	12/20/24	12,630	346,347	252,738	93,609

GOLDMAN SACHS EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold: (continued)
Republic of Colombia, 10.375%, 01/28/33(a)	1.000%	0.433%	12/20/23	$29,500	$508,210	$(275,492)	$783,702
Republic of Colombia, 10.375%, 01/28/33(a)	1.000	0.554	06/20/24	2,730	43,205	(1,131)	44,336
Republic of Indonesia, 5.875%, 03/13/20(a)	1.000	0.693	12/20/25	22,960	352,747	119,942	232,805
Republic of Panama, 8.875%, 09/30/27(a)	1.000	0.485	12/20/25	1,000	25,833	3,917	21,916
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.357	06/20/24	16,310	371,216	207,545	163,671
Republic of Peru, 8.750%, 11/21/33(a)	1.000	0.416	12/20/24	11,830	278,891	131,531	147,360
Republic of the Philippines, 10.625%, 03/16/25(a)	1.000	0.182	12/20/23	9,460	234,593	7,972	226,621
Republic of the Philippines, 10.625%, 03/16/25(a)	1.000	0.266	12/20/24	2,270	67,150	(16,799)	83,949
Russian Federation, 7.500%, 03/31/30(a)	1.000	0.687	12/20/24	26,630	338,434	(590,254)	928,688
Russian Federation, 7.500%, 03/31/30(a)	1.000	0.795	06/20/25	630	5,923	(2,597)	8,520
State of Qatar, 9.750%, 06/15/30(a)	1.000	0.237	06/20/24	5,830	157,163	85,930	71,233
State of Qatar, 9.750%, 06/15/30(a)	1.000	0.270	12/20/24	13,450	396,183	(169,542)	565,725

TOTAL					$3,151,744	$(1,119,299)	$4,271,043

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 1.4%
Chemicals(b) – 0.1%
Polar US Borrower LLC (B-/B2)
$3,241,730	0.000%	10/15/25	$ 3,180,948

Commercial Services(c) – 0.1%
Prime Security Services Borrower LLC (BB-/Ba3) (1M LIBOR + 3.250%)
1,713,211	4.250	09/23/26	1,717,494

Diversified Manufacturing(c) – 0.1%
Titan Acquisition Ltd. (B-/B2) (6M LIBOR + 3.000%)
3,395,170	3.267	03/28/25	3,303,738

Entertainment(c) – 0.2%
AMC Entertainment Holdings, Inc. (CCC/Caa2) (3M LIBOR + 3.000%)
5,422,475	3.254	04/22/26	3,469,028

Healthcare Providers & Services(c) – 0.1%
RegionalCare Hospital Partners Holdings, Inc. (B/B1) (1M LIBOR + 3.750%)
1,653,293	3.897	11/16/25	1,646,894

Packaging(c) – 0.1%
Charter NEX US, Inc. (NR/NR) (1M LIBOR + 4.250%)
1,920,963	5.000	12/01/27	1,928,646

Services Cyclical - Business Services(c) – 0.1%
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3) (3M LIBOR + 1.500%)
2,091,909	8.000	02/28/25	2,059,547
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3) (3M LIBOR + 5.000%)
1,754,078	5.220	05/29/26	1,183,635

			3,243,182

Technology - Software/Services – 0.5%
Banff Merger Sub, Inc. (B-/B2)(c) (1M LIBOR + 4.250%)
1,835,949	4.397	10/02/25	1,826,237
Mitchell International, Inc. (B-/B2)(c)
(1M LIBOR + 3.250%)
2,076,351	3.397	11/29/24	2,036,132
(1M LIBOR + 4.250%)
1,795,500	4.750	11/29/24	1,794,602
The Dun & Bradstreet Corp. (NR/NR)(b)
975,000	0.000	02/06/26	974,591
The Dun & Bradstreet Corp. (B+/B1)(c) (1M LIBOR + 3.750%)
1,935,375	3.898	02/06/26	1,934,562
TriTech Software Systems (CCC+/Caa1)(c) (3M LIBOR + 3.750%)
2,071,334	4.004	08/29/25	1,927,376

			10,493,500

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services(c) – 0.1%
Altice France SA (B/B2) (1M LIBOR + 3.688%)
$1,960,497	3.846%	01/31/26	$ 1,937,834
Intelsat Jackson Holdings SA (NR/NR) (3M LIBOR + 5.500%)
39,912	6.500	07/13/22	40,651

			1,978,485

TOTAL BANK LOANS (Cost $31,779,545)			$ 30,961,915

Corporate Obligations – 93.4%
Advertising(d) – 0.5%
Lamar Media Corp. (BB-/B1)
$926,000	3.750%	02/15/28	$ 951,465
National CineMedia LLC (CCC+/B3)(e)
2,025,000	5.875	04/15/28	1,701,000
Outfront Media Capital LLC/Outfront Media Capital Corp. (B+/B2)(e)
1,100,000	6.250	06/15/25	1,163,250
1,160,000	5.000	08/15/27	1,191,900
2,900,000	4.625	03/15/30	2,954,375
Terrier Media Buyer, Inc. (CCC+/Caa1)(e)
1,925,000	8.875	12/15/27	2,122,312

			10,084,302

Aerospace & Defense(d) – 1.7%
Howmet Aerospace, Inc. (BB+/Ba3)
1,289,000	6.875	05/01/25	1,514,575
Moog, Inc. (BB/Ba3)(e)
3,080,000	4.250	12/15/27	3,214,750
Spirit AeroSystems, Inc. (B/B1)(e)
2,823,000	7.500	04/15/25	3,034,725
The Boeing Co. (BBB-/Baa2)
2,150,000	2.750	02/01/26	2,265,928
2,150,000	3.625	02/01/31	2,354,400
TransDigm UK Holdings PLC (B-/B3)
220,000	6.875	05/15/26	232,650
TransDigm, Inc. (B+/Ba3)(e)
1,323,000	8.000	12/15/25	1,463,569
TransDigm, Inc. (B-/B3)
6,885,000	6.500	05/15/25	7,082,944
3,580,000	6.375	06/15/26	3,714,250
1,230,000	7.500	03/15/27	1,316,100

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(d) – (continued)
TransDigm, Inc. (B-/B3) – (continued)
$9,215,000	5.500%	11/15/27	$ 9,675,750
Triumph Group, Inc. (B-/B2)(e)
892,000	8.875	06/01/24	981,200
Triumph Group, Inc. (CCC-/Ca)
225,000	7.750	08/15/25	205,594

			37,056,435

Airlines – 0.9%
American Airlines Group, Inc. (CCC/Caa1)(e)
3,725,000	5.000	06/01/22	3,347,844
Delta Air Lines, Inc. (B+/Baa3)(d)
3,600,000	2.900	10/28/24	3,537,000
3,825,000	7.375	01/15/26	4,384,406
Delta Air Lines, Inc. (BB+/Baa2)(e)
3,192,000	7.000	05/01/25	3,690,750
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)(d)(e)
2,507,000	6.500	06/20/27	2,701,292
United Airlines Holdings, Inc. (B/Ba3)
1,900,000	4.250	10/01/22	1,909,500

			19,570,792

Apparel(d) – 0.1%
PVH Corp. (BBB-/Baa3)
1,669,000	4.625	07/10/25	1,878,243

Automotive – 4.8%
Adient Global Holdings Ltd. (B/B3)(d)(e)
2,951,000	4.875	08/15/26	3,017,397
Adient US LLC (B+/Ba3)(d)(e)
2,477,000	7.000	05/15/26	2,684,449
Allison Transmission, Inc. (NR/Ba3)(d)(e)
1,752,000	3.750	01/30/31	1,787,040
American Axle & Manufacturing, Inc. (B-/B2)(d)
7,810,000	6.250	04/01/25	8,102,875
230,000	6.250	03/15/26	238,050
230,000	6.500	04/01/27	241,213
1,775,000	6.875	07/01/28	1,912,563
BorgWarner, Inc. (BBB/Baa1)(e)
1,128,000	5.000	10/01/25	1,326,020

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Clarios Global LP/Clarios US Finance Co. (B/B1)(d)
EUR	836,000	4.375%		05/15/26	$ 1,057,525
Clarios Global LP/Clarios US Finance Co. (CCC+/Caa1)(d)(e)
	$8,200,000	8.500		05/15/27	8,897,000
Dana Financing Luxembourg S.a.r.l. (BB-/B2)(d)(e)
	2,440,000	5.750		04/15/25	2,528,450
Dana, Inc. (BB-/B2)(d)
	4,350,000	5.375		11/15/27	4,611,000
Dealer Tire LLC/DT Issuer LLC (CCC/Caa1)(d)(e)
	4,623,000	8.000		02/01/28	4,894,601
Ford Motor Co. (BB+/Ba2)
	4,823,000	9.000	(d)	04/22/25	5,925,084
	7,526,000	4.750		01/15/43	7,638,890
Ford Motor Credit Co. LLC (BB+/Ba2)
	3,027,000	3.336		03/18/21	3,031,486
	2,332,000	3.813		10/12/21	2,361,115
	2,650,000	3.350		11/01/22	2,689,739
	958,000	3.087		01/09/23	967,634
	4,200,000	4.140	(d)	02/15/23	4,321,359
	6,166,000	4.375		08/06/23	6,398,452
	1,837,000	3.810	(d)	01/09/24	1,882,629
	1,350,000	4.687	(d)	06/09/25	1,437,811
	4,881,000	5.125	(d)	06/16/25	5,294,767
	3,020,000	3.375	(d)	11/13/25	3,091,399
	4,730,000	4.125	(d)	08/17/27	4,956,174
IHO Verwaltungs GmbH (BB-/Ba2)(d)(e)(f)
(PIK 5.500%, Cash 4.750%)
	2,695,000	4.750		09/15/26	2,792,694
(PIK 6.750%, Cash 6.000%)
	900,000	6.000		05/15/27	951,750
(PIK 7.125%, Cash 6.375%)
	2,985,000	6.375		05/15/29	3,276,037
Meritor, Inc. (BB-/B1)(d)(e)
	730,000	6.250		06/01/25	786,575
Navistar International Corp. (CCC+/B3)(d)(e)
	2,175,000	6.625		11/01/25	2,267,438
Tesla, Inc. (BB/B3)(d)(e)
	2,570,000	5.300		08/15/25	2,679,225

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
The Goodyear Tire & Rubber Co. (B+/B2)(d)
$1,955,000	9.500%	05/31/25	$ 2,201,819

			106,250,260

Banks – 2.4%
Barclays PLC (B+/Ba2)(c)(d) (5 Year CMT + 5.672%)
6,325,000	8.000	12/31/99	7,052,375
Citigroup, Inc. (BB+/Ba1)(c)(d)
(3M USD LIBOR + 3.423%)
6,125,000	6.300	12/29/49	6,637,969
(3M USD LIBOR + 3.950%)
2,050,000	5.950	12/29/49	2,224,250
(5 Year CMT + 3.597%)
955,000	4.000	12/31/99	981,263
Credit Suisse Group AG (BB/NR)(c)(d) (5 Year USD Swap + 3.455%)
1,129,000	6.250	12/29/49	1,233,432
Credit Suisse Group AG (BB-/Ba1u)(c)(d)(e)
(5 Year CMT + 3.554%)
2,230,000	4.500	12/31/99	2,241,150
(5 Year CMT + 4.889%)
1,075,000	5.250	12/31/99	1,142,188
Deutsche Bank AG (B+/B1)(c)(d) (5 Year CMT + 4.524%)
1,800,000	6.000	12/31/99	1,804,500
Deutsche Bank AG (BB+/Ba2)(c)(d) (5 Year USD ICE Swap + 2.553%)
5,150,000	4.875	12/01/32	5,381,750
Freedom Mortgage Corp. (B-/B2)(d)(e)
4,825,000	7.625	05/01/26	5,066,250
HSBC Holdings PLC (NR/Baa3)(c)(d) (5 Year CMT + 3.649%)
2,110,000	4.600	12/31/99	2,148,592
Intesa Sanpaolo SpA (BB+/Ba1)(e)
2,350,000	5.017	06/26/24	2,561,500
3,120,000	5.710	01/15/26	3,564,600
Natwest Group PLC (BB-/Ba2)(c)(d) (3M USD LIBOR + 2.320%)
2,300,000	2.574	12/31/99	2,231,000
The Bank of New York Mellon Corp. (BBB/Baa1)(c)(d) (5 Year CMT + 4.358%)
1,220,000	4.700	12/31/99	1,342,939
UBS Group AG (BB/Ba1u)(c)(d)(e) (5 Year USD Swap + 4.344%)
4,000,000	7.000	12/31/99	4,400,000
UniCredit SpA (BB+/Baa3)(c)(d)(e) (5 Year CMT + 4.750%)
3,415,000	5.459	06/30/35	3,735,590

			53,749,348

Building Materials(d) – 2.2%
American Woodmark Corp. (BB/Ba2)(e)
3,170,000	4.875	03/15/26	3,233,400

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Building Materials(d) – (continued)
Builders FirstSource, Inc. (B+/B3)(e)
	$611,000	5.000%	03/01/30	$ 661,408
Builders FirstSource, Inc. (BB+/B1)(e)
	7,034,000	6.750	06/01/27	7,614,305
Cornerstone Building Brands, Inc. (B-/Caa1)(e)
	6,465,000	8.000	04/15/26	6,772,087
	336,000	6.125	01/15/29	357,840
CP Atlas Buyer, Inc. (CCC+/Caa2)(e)
	1,500,000	7.000	12/01/28	1,560,000
Forterra Finance LLC/FRTA Finance Corp. (B/B2)(e)
	1,096,000	6.500	07/15/25	1,174,090
Griffon Corp. (B+/B2)
	986,000	5.750	03/01/28	1,042,695
JELD-WEN, Inc. (BB-/B2)(e)
	3,730,000	4.625	12/15/25	3,813,925
	4,220,000	4.875	12/15/27	4,494,300
Masonite International Corp. (BB+/Ba3)(e)
	2,675,000	5.375	02/01/28	2,855,563
SRM Escrow Issuer LLC (B+/B1)(e)
	2,782,000	6.000	11/01/28	2,903,712
Standard Industries, Inc. (BBB-/Ba2)(e)
	3,020,000	4.375	07/15/30	3,231,642
	4,209,000	5.000	02/15/27	4,408,927
Summit Materials LLC/Summit Materials Finance Corp. (BB/B2)(e)
	2,580,000	6.500	03/15/27	2,741,250
	1,455,000	5.250	01/15/29	1,527,750

				48,392,894

Chemicals – 3.9%
Ashland Services B.V. (BB+/Ba1)(d)(e)
EUR	825,000	2.000	01/30/28	1,003,149
Axalta Coating Systems LLC (BB-/B1)(d)(e)
	$4,465,000	3.375	02/15/29	4,470,581
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V. (BB-/B1)(d)(e)
	860,000	4.750	06/15/27	910,525
Cornerstone Chemical Co. (B-/B3)(d)(e)
	4,060,000	6.750	08/15/24	3,577,875
HB Fuller Co. (BB-/B2)(d)
	350,000	4.000	02/15/27	360,500
	430,000	4.250	10/15/28	441,825

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Hexion, Inc. (CCC+/B3)(d)(e)
$1,698,000	7.875%		07/15/27	$ 1,818,983
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)(d)(e)
1,087,000	9.000		07/01/28	1,195,700
Ingevity Corp. (NR/Ba3)(d)(e)
4,330,000	4.500		02/01/26	4,394,950
565,000	3.875		11/01/28	566,413
Kraton Polymers LLC/Kraton Polymers Capital Corp. (BB-/B2)(d)(e)
1,275,000	4.250		12/15/25	1,300,500
Methanex Corp. (BB/Ba1)(d)
4,425,000	5.125		10/15/27	4,812,187
2,625,000	5.250		12/15/29	2,848,125
Minerals Technologies, Inc. (BB-/Ba3)(d)(e)
3,507,000	5.000		07/01/28	3,664,815
Nouryon Holding B.V. (B-/Caa1)(d)(e)
5,365,000	8.000		10/01/26	5,720,431
OCI NV (BB/Ba3)(d)(e)
1,500,000	5.250		11/01/24	1,558,125
3,025,000	4.625		10/15/25	3,146,000
Olin Corp. (BB-/Ba3)(d)
1,650,000	5.000		02/01/30	1,757,250
PQ Corp. (B/B3)(d)(e)
5,475,000	5.750		12/15/25	5,611,875
Rayonier AM Products, Inc. (B-/B1)(d)(e)
458,000	7.625		01/15/26	477,465
SPCM SA (BB+/Ba2)(d)(e)
3,180,000	4.875		09/15/25	3,279,375
The Chemours Co. (B/B1)(d)
6,290,000	7.000		05/15/25	6,518,012
270,000	5.375	(g)	05/15/27	286,200
3,685,000	5.750	(e)	11/15/28	3,758,700
Tronox Finance PLC (B/B3)(d)(e)
3,155,000	5.750		10/01/25	3,273,313
Tronox, Inc. (B/B3)(d)(e)
230,000	6.500		04/15/26	238,338
Tronox, Inc. (B+/Ba3)(d)(e)
2,100,000	6.500		05/01/25	2,244,375

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Valvoline, Inc. (BB-/Ba3)(d)
$4,630,000	4.375%		08/15/25	$ 4,783,716
1,680,000	3.625	(e)	06/15/31	1,726,200
WR Grace & Co-Conn (BB-/Ba3)(e)
8,815,000	5.625		10/01/24	9,542,237
1,018,000	4.875	(d)	06/15/27	1,073,990

				86,361,730

Commercial Services – 3.2%
Algeco Global Finance PLC (B-/B2)(d)(e)
2,375,000	8.000		02/15/23	2,419,531
Allied Universal Holdco LLC/Allied Universal Finance Corp. (B-/B3)(d)(e)
1,624,000	6.625		07/15/26	1,725,500
Allied Universal Holdco LLC/Allied Universal Finance Corp. (CCC/Caa2)(d)(e)
6,685,000	9.750		07/15/27	7,286,650
APX Group, Inc. (B-/B3)(d)(e)
3,125,000	6.750		02/15/27	3,359,375
Gartner, Inc. (BB/Ba3)(d)(e)
1,545,000	3.750		10/01/30	1,628,044
Graham Holdings Co. (BB/Ba1)(d)(e)
3,350,000	5.750		06/01/26	3,525,875
Herc Holdings, Inc. (B+/B3)(d)(e)
947,000	5.500		07/15/27	1,006,188
IHS Markit Ltd. (NR/Ba1)(d)
3,725,000	4.250		05/01/29	4,483,969
Jaguar Holding Co. II/PPD Development LP (B+/B2)(d)(e)
1,150,000	4.625		06/15/25	1,206,062
1,350,000	5.000		06/15/28	1,447,875
MPH Acquisition Holdings LLC (B-/B3)(d)(e)
7,460,000	5.750		11/01/28	7,310,800
Nielsen Finance LLC/Nielsen Finance Co. (BB-/B2)(d)(e)
1,218,000	5.000		04/15/22	1,221,045
Prime Security Services Borrower LLC/Prime Finance, Inc. (B-/B3)(d)(e)
7,512,000	6.250		01/15/28	8,056,620
Prime Security Services Borrower LLC/Prime Finance, Inc. (BB-/Ba3)(e)
1,900,000	5.250		04/15/24	2,023,500
6,975,000	3.375	(d)	08/31/27	6,887,812
Refinitiv US Holdings, Inc. (B-/Caa2)(d)(e)
5,814,000	8.250		11/15/26	6,337,260

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services – (continued)
Service Corp. International (BB/Ba3)(d)
$520,000	3.375%	08/15/30	$ 538,200
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)(d)(e)
1,885,000	4.625	11/01/26	1,950,975
Team Health Holdings, Inc. (CCC/Ca)(d)(e)(g)
1,605,000	6.375	02/01/25	1,380,300
The ADT Security Corp. (BB-/Ba3)(e)
585,000	4.875	07/15/32	633,263
The Nielsen Co. Luxembourg S.a.r.l. (BB-/B2)(d)(e)
1,325,000	5.000	02/01/25	1,361,437
United Rentals North America, Inc. (BB-/Ba3)(d)
1,041,000	4.875	01/15/28	1,108,665
1,370,000	3.875	02/15/31	1,438,500
Verscend Escrow Corp. (CCC+/Caa2)(d)(e)
2,145,000	9.750	08/15/26	2,327,325

			70,664,771

Computers(d)(e) – 1.3%
Austin BidCo, Inc. (CCC+/NR)
548,000	7.125	12/15/28	572,660
Banff Merger Sub, Inc. (CCC+/Caa2)
8,510,000	9.750	09/01/26	9,148,250
Booz Allen Hamilton, Inc. (BB-/Ba2)
1,035,000	3.875	09/01/28	1,064,756
Dell International LLC/EMC Corp. (BB/Ba2)
1,196,000	5.875	06/15/21	1,197,495
6,980,000	7.125	06/15/24	7,241,750
MTS Systems Corp. (B/B3)
600,000	5.750	08/15/27	651,000
Presidio Holdings, Inc. (CCC+/Caa1)
1,335,000	8.250	02/01/28	1,473,506
Science Applications International Corp. (BB-/B1)
4,551,000	4.875	04/01/28	4,795,617
Seagate HDD (BB+/Ba1)
3,432,000	3.375	07/15/31	3,445,213

			29,590,247

Distribution & Wholesale(d)(e) – 1.0%
American Builders & Contractors Supply Co., Inc. (B+/B3)
3,030,000	5.875	05/15/26	3,147,412

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Distribution & Wholesale(d)(e) – (continued)
Avient Corp. (BB-/Ba3)
	$2,193,000	5.750%	05/15/25	$ 2,330,063
Core & Main Holdings LP (CCC+/Caa2)(f) (PIK 9.375%, Cash 8.625%)
	5,000,000	8.625	09/15/24	5,093,750
Core & Main LP (CCC+/Caa2)
	2,725,000	6.125	08/15/25	2,799,937
H&E Equipment Services, Inc. (BB-/B2)
	915,000	3.875	12/15/28	919,575
IAA, Inc. (B/B2)
	1,450,000	5.500	06/15/27	1,535,188
Performance Food Group, Inc. (B/B2)
	946,000	5.500	06/01/24	951,913
Resideo Funding, Inc. (BB/B3)
	4,454,000	6.125	11/01/26	4,700,386
Wolverine Escrow LLC (CCC+/Caa3)
	230,000	8.500	11/15/24	216,200

				21,694,424

Diversified Financial Services – 4.3%
AerCap Holdings NV (BB+/Ba2)(c)(d) (5 Year CMT + 4.535%)
	3,265,000	5.875	10/10/79	3,240,512
Curo Group Holdings Corp. (B-/B3)(d)(e)
	2,835,000	8.250	09/01/25	2,707,425
Global Aircraft Leasing Co. Ltd. (NR/B1)(d)(e)(f) (PIK 7.250%, Cash 6.500%)
	9,641,391	6.500	09/15/24	8,532,631
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (BB/Ba3)(d)
	7,800,000	4.750	09/15/24	8,131,500
LD Holdings Group LLC (B-/B2)(d)(e)
	2,870,000	6.500	11/01/25	2,991,975
Lincoln Financing S.a.r.l. (BB+/B1)(d)(e)
EUR	3,125,000	3.625	04/01/24	3,855,222
LPL Holdings, Inc. (BB/B1)(d)(e)
	$820,000	5.750	09/15/25	846,650
Nationstar Mortgage Holdings, Inc. (B/B2)(d)(e)
	2,800,000	6.000	01/15/27	2,975,000
	3,043,000	5.500	08/15/28	3,183,587
	554,000	5.125	12/15/30	578,930
Navient Corp. (B+/Ba3)
	1,090,000	7.250	01/25/22	1,140,413
	3,185,000	5.500	01/25/23	3,344,250

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Navient Corp. (B+/Ba3) – (continued)
$6,482,000	5.875%		10/25/24	$ 6,887,125
3,035,000	6.750		06/15/26	3,300,562
5,550,000	5.000	(d)	03/15/27	5,591,625
OneMain Finance Corp. (BB-/Ba3)
5,190,000	7.125		03/15/26	6,085,275
3,790,000	5.625		03/15/23	4,074,250
5,703,000	8.875	(d)	06/01/25	6,451,519
3,115,000	6.625	(d)	01/15/28	3,691,275
1,275,000	4.000	(d)	09/15/30	1,318,031
PennyMac Financial Services, Inc. (B+/B2)(d)(e)
1,733,000	5.375		10/15/25	1,828,315
Quicken Loans, Inc. (BB/Ba1)(d)(e)
4,525,000	5.250		01/15/28	4,834,682
The Charles Schwab Corp. (BBB/Baa2)(c)(d)
(10 Year CMT + 3.079%)
2,235,000	4.000		12/31/99	2,346,236
(5 Year CMT + 4.971%)
1,700,000	5.375		12/31/99	1,892,576
United Shore Financial Services LLC (NR/Ba3)(d)(e)
4,300,000	5.500		11/15/25	4,504,250

				94,333,816

Electrical – 2.9%
Calpine Corp. (B+/B2)(d)(e)
2,980,000	5.125		03/15/28	3,136,450
Calpine Corp. (BB+/Ba2)(d)(e)
4,017,000	5.250		06/01/26	4,157,595
7,535,000	4.500		02/15/28	7,836,400
4,730,000	3.750		03/01/31	4,670,875
FirstEnergy Corp. (BB/Ba1)
1,475,000	2.650	(d)	03/01/30	1,474,198
590,000	7.375		11/15/31	837,478
2,690,000	4.850	(d)	07/15/47	3,340,784
FirstEnergy Transmission LLC (BB/Baa2)(d)(e)
1,475,000	5.450		07/15/44	1,860,426
NRG Energy, Inc. (BB+/Ba2)(d)
2,990,000	5.750		01/15/28	3,251,625
1,599,000	3.375	(e)	02/15/29	1,636,976

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
NRG Energy, Inc. (BB+/Ba2)(d) – (continued)
$905,000	5.250	%(e)	06/15/29	$ 990,975
4,262,000	3.625	(e)	02/15/31	4,384,532
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (BB-/Ba3)(d)(e)
1,705,000	4.500		08/15/28	1,798,775
PG&E Corp. (BB-/B1)(d)
275,000	5.000		07/01/28	292,875
2,190,000	5.250		07/01/30	2,409,000
Pike Corp. (CCC+/B3)(d)(e)
2,905,000	5.500		09/01/28	3,057,513
Talen Energy Supply LLC (BB-/Ba3)(d)(e)
3,850,000	7.250		05/15/27	4,081,000
1,675,000	6.625		01/15/28	1,754,563
Talen Energy Supply LLC (CCC+/B3)(d)
4,380,000	6.500		06/01/25	3,536,850
2,050,000	10.500	(e)	01/15/26	1,824,500
Vistra Operations Co. LLC (BB+/Ba2)(d)(e)
1,249,000	5.625		02/15/27	1,330,185
6,875,000	5.000		07/31/27	7,304,687

				64,968,262

Electrical Components & Equipment(d)(e) – 0.4%
Energizer Holdings, Inc. (B+/B2)
1,645,000	4.375		03/31/29	1,702,575
Wesco Distribution, Inc. (BB-/B2)
5,824,000	7.125		06/15/25	6,384,560

				8,087,135

Electronics(e) – 0.3%
Sensata Technologies B.V. (BB+/Ba3)
1,040,000	5.000		10/01/25	1,151,800
Sensata Technologies, Inc. (BB+/Ba3)(d)
3,475,000	4.375		02/15/30	3,748,656
1,557,000	3.750		02/15/31	1,607,603
TTM Technologies, Inc. (BB-/Ba3)(d)
975,000	5.625		10/01/25	998,156

				7,506,215

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(d)(e) – 0.0%
Enviva Partners LP/Enviva Partners Finance Corp. (B+/B1)
	$690,000	6.500%	01/15/26	$ 732,263

Engineering & Construction(d)(e) – 0.1%
KBR, Inc. (B+/B1)
	1,707,000	4.750	09/30/28	1,779,547
MasTec, Inc. (BB/Ba2)
	449,000	4.500	08/15/28	470,889

				2,250,436

Entertainment(d)(e) – 2.5%
Allen Media LLC/Allen Media Co-Issuer, Inc. (B-/Caa1)
	3,500,000	10.500	02/15/28	3,644,375
AMC Entertainment Holdings, Inc. (CCC/Caa2)
	1,263,000	10.500	04/15/25	896,730
Banijay Group SAS (CCC+/Caa1)
EUR	1,275,000	6.500	03/01/26	1,561,171
Caesars Entertainment, Inc. (B/B1)
	$1,893,000	6.250	07/01/25	2,016,045
Caesars Entertainment, Inc. (CCC+/Caa1)
	3,499,000	8.125	07/01/27	3,870,769
Caesars Resort Collection LLC/CRC Finco, Inc. (B+/B1)
	1,471,000	5.750	07/01/25	1,553,744
Caesars Resort Collection LLC/CRC Finco, Inc. (CCC+/Caa1)
	5,310,000	5.250	10/15/25	5,363,100
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op (B/Ba2)
	1,844,000	5.500	05/01/25	1,926,980
Cinemark USA, Inc. (BB-/Ba3)
	990,000	8.750	05/01/25	1,069,200
International Game Technology PLC (BB/Ba3)
	2,556,000	5.250	01/15/29	2,754,090
Lions Gate Capital Holdings LLC (CCC+/B3)
	235,000	6.375	02/01/24	240,875
	6,775,000	5.875	11/01/24	6,876,625
Live Nation Entertainment, Inc. (B+/B1)
	1,005,000	3.750	01/15/28	1,015,050
Live Nation Entertainment, Inc. (B-/B3)
	1,700,000	5.625	03/15/26	1,742,500
Motion Bondco DAC (CCC-/Caa2)(g)
	2,235,000	6.625	11/15/27	2,318,812

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(d)(e) – (continued)
Penn National Gaming, Inc. (B/B3)
	$2,175,000	5.625%	01/15/27	$ 2,272,875
Pinewood Finance Co. Ltd. (BB/NR)
GBP	1,200,000	3.250	09/30/25	1,671,392
Scientific Games International, Inc. (B-/Caa2)
	$2,964,000	8.250	03/15/26	3,193,710
	1,280,000	7.000	05/15/28	1,372,800
SeaWorld Parks & Entertainment, Inc. (CCC/Caa2)
	2,975,000	9.500	08/01/25	3,220,437
Six Flags Theme Parks, Inc. (B/Ba2)
	1,711,000	7.000	07/01/25	1,852,158
Vail Resorts, Inc. Co. (BB/B1)
	463,000	6.250	05/15/25	494,253
WMG Acquisition Corp. (BB/Ba3)
	1,230,000	3.875	07/15/30	1,303,800
	2,996,000	3.000	02/15/31	2,936,080
WMG Acquisition Corp. (BB-/B2)
	1,225,000	5.500	04/15/26	1,269,406

				56,436,977

Environmental(d) – 0.6%
Covanta Holding Corp. (B/B1)
	395,000	5.000	09/01/30	421,663
GFL Environmental, Inc. (B-/B3)(e)
	4,113,000	8.500	05/01/27	4,575,712
GFL Environmental, Inc. (BB-/Ba3)(e)
	700,000	4.250	06/01/25	728,000
	2,420,000	3.750	08/01/25	2,471,425
	3,547,000	3.500	09/01/28	3,617,940
Waste Pro USA, Inc. (B/Caa1)(e)
	909,000	5.500	02/15/26	927,180

				12,741,920

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – 4.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (BB-/B1)(d)
$3,839,000	3.500	%(e)	03/15/29	$ 3,867,792
3,944,000	5.750		03/15/25	4,062,320
510,000	7.500	(e)	03/15/26	568,013
5,385,000	4.625	(e)	01/15/27	5,694,637
4,025,000	5.875	(e)	02/15/28	4,372,156
2,630,000	4.875	(e)	02/15/30	2,886,425
B&G Foods, Inc. (B/B2)(d)
3,415,000	5.250		04/01/25	3,517,450
235,000	5.250		09/15/27	249,394
Chobani LLC/Chobani Finance Corp., Inc. (CCC/Caa2)(d)(e)
3,157,000	7.500		04/15/25	3,291,172
FAGE International SA/FAGE USA Dairy Industry, Inc. (B+/B2)(d)(e)
1,505,000	5.625		08/15/26	1,544,506
H-Food Holdings LLC/Hearthside Finance Co., Inc. (CCC/Caa2)(d)(e)
5,299,000	8.500		06/01/26	5,537,455
JBS USA LUX SA/JBS USA Finance, Inc. (BB+/Ba2)(d)(e)
2,275,000	5.750		06/15/25	2,348,938
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. (BB+/Ba2)(d)(e)
950,000	6.500		04/15/29	1,106,750
3,200,000	5.500		01/15/30	3,684,000
Kraft Heinz Foods Co. (BB+/Baa3)(d)
16,075,000	3.000		06/01/26	16,777,092
1,752,000	4.625		01/30/29	2,001,471
770,000	4.250	(e)	03/01/31	857,176
6,745,000	4.875	(e)	10/01/49	7,847,531
Lamb Weston Holdings, Inc. (BB+/Ba2)(d)(e)
705,000	4.875		05/15/28	784,313
New Albertsons LP (B/WR)
3,100,000	7.450		08/01/29	3,627,000
Post Holdings, Inc. (B+/B2)(d)(e)
1,535,000	5.000		08/15/26	1,584,888
4,945,000	5.750		03/01/27	5,241,700
6,180,000	5.625		01/15/28	6,589,425
4,080,000	4.625		04/15/30	4,284,000
SEG Holding LLC/SEG Finance Corp. (B+/B2)(d)(e)
370,000	5.625		10/15/28	390,350

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Sigma Holdco B.V. (B-/Caa1)(d)(e)
$2,350,000	7.875%		05/15/26	$ 2,411,687
TreeHouse Foods, Inc. (BB-/B2)(d)
849,000	4.000		09/01/28	874,470
United Natural Foods, Inc. (CCC+/B3)(d)(e)
3,427,000	6.750		10/15/28	3,572,647
US Foods, Inc. (B+/Caa1)(d)(e)
2,655,000	5.875		06/15/24	2,684,869
US Foods, Inc. (BB-/B3)(d)(e)
1,980,000	6.250		04/15/25	2,116,125

				104,375,752

Food Service(d)(e) – 0.0%
Aramark Services, Inc. (B+/B1)
582,000	6.375		05/01/25	624,195

Forest Products&Paper(d) – 0.3%
Mercer International, Inc. (B+/Ba3)
4,950,000	7.375		01/15/25	5,135,625
2,305,000	5.500		01/15/26	2,339,575

				7,475,200

Gaming – 1.8%
Boyd Gaming Corp. (B-/Caa1)(d)
695,000	8.625	(e)	06/01/25	773,188
1,585,000	6.000		08/15/26	1,650,381
2,200,000	4.750		12/01/27	2,285,250
Hilton Domestic Operating Co., Inc. (BB/Ba2)(d)
1,235,000	5.375	(e)	05/01/25	1,315,275
1,599,000	5.750	(e)	05/01/28	1,746,907
1,970,000	4.875		01/15/30	2,162,075
Marriott International, Inc. (BBB-/Baa3)(d)
998,000	4.625		06/15/30	1,170,375
MGM China Holdings Ltd. (BB-/Ba3)(d)(e)
910,000	5.250		06/18/25	944,978
MGM Resorts International (BB-/Ba3)
2,569,000	7.750		03/15/22	2,735,985
5,630,000	6.000		03/15/23	5,995,950
5,648,000	5.500	(d)	04/15/27	6,290,460
1,483,000	4.750	(d)	10/15/28	1,579,395

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Gaming – (continued)
Sands China Ltd. (BBB-/Baa2)(d)(e)
$630,000	4.375%		06/18/30	$ 693,000
Station Casinos LLC (B-/Caa1)(d)(e)
3,912,000	4.500		02/15/28	3,931,560
Wyndham Destinations, Inc. (BB-/Ba3)(d)(e)
3,370,000	4.625		03/01/30	3,555,350
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (BB-/B1)(d)(e)
2,350,000	5.500		03/01/25	2,452,812
Wynn Macau Ltd. (BB-/B1)(d)(e)
1,510,000	5.625		08/26/28	1,582,563

				40,865,504

Gas(d) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp. (NR/Ba3)
550,000	5.875		08/20/26	621,500
7,580,000	5.750		05/20/27	8,622,250

				9,243,750

Hand/Machine Tools(d)(e) – 0.0%
Colfax Corp. (BB/Ba2)
360,000	6.000		02/15/24	373,050

Healthcare Providers & Services – 4.2%
Acadia Healthcare Co, Inc. (B-/B3)(d)
1,400,000	5.500	(e)	07/01/28	1,498,000
415,000	5.625		02/15/23	416,556
1,070,000	6.500		03/01/24	1,095,413
Centene Corp. (BBB-/Ba1)(d)
1,755,000	4.625		12/15/29	1,947,155
7,100,000	3.375		02/15/30	7,483,045
CHS/Community Health Systems, Inc. (B-/Caa2)(d)(e)
225,000	8.625		01/15/24	234,281
3,940,000	8.000		03/15/26	4,255,200
4,120,000	5.625		03/15/27	4,444,450
CHS/Community Health Systems, Inc. (CCC-/Ca)(d)(e)
2,200,000	8.125		06/30/24	2,282,500
DaVita, Inc. (B+/Ba3)(d)(e)
2,800,000	4.625		06/01/30	2,968,000
3,610,000	3.750		02/15/31	3,646,100

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Encompass Health Corp. (B+/B1)(d)
$3,950,000	4.500%		02/01/28	$ 4,127,750
Global Medical Response, Inc. (B/B2)(d)(e)
3,490,000	6.500		10/01/25	3,655,775
HCA, Inc. (BB-/Ba2)
735,000	5.875		05/01/23	804,825
6,120,000	5.375		02/01/25	6,862,050
590,000	5.875	(d)	02/01/29	710,213
6,795,000	3.500	(d)	09/01/30	7,160,231
Hill-Rom Holdings, Inc. (BB/Ba3)(d)(e)
1,005,000	5.000		02/15/25	1,030,125
Hologic, Inc. (BB-/Ba2)(d)(e)
760,000	3.250		02/15/29	774,250
Lifepoint Health, Inc. (CCC+/Caa1)(d)(e)
2,205,000	5.375		01/15/29	2,213,489
MEDNAX, Inc. (B+/B1)(d)(e)
1,365,000	6.250		01/15/27	1,463,963
Molina Healthcare, Inc. (BB-/Ba3)(d)(e)
1,860,000	3.875		11/15/30	1,971,600
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. (CCC+/Caa1)(d)(e)
5,635,000	9.750		12/01/26	6,156,237
Select Medical Corp. (B-/B3)(d)(e)
1,300,000	6.250		08/15/26	1,397,500
Syneos Health, Inc. (BB-/B2)(d)(e)
1,808,000	3.625		01/15/29	1,812,520
Tenet Healthcare Corp. (NR/B1)(d)(e)
3,000,000	4.625		09/01/24	3,060,000
Tenet Healthcare Corp. (BB-/B1)(d)
2,475,000	4.625		07/15/24	2,536,875
2,700,000	7.500	(e)	04/01/25	2,956,500
4,200,000	4.625	(e)	06/15/28	4,420,500
Tenet Healthcare Corp. (CCC+/B1)(d)(e)
600,000	6.250		02/01/27	634,500
Tenet Healthcare Corp. (CCC+/Caa1)(d)
5,940,000	7.000		08/01/25	6,155,325
West Street Merger Sub, Inc. (CCC/Caa2)(d)(e)
2,425,000	6.375		09/01/25	2,479,562

				92,654,490

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Home Builders – 0.9%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (B+/B1)(d)(e)
$5,400,000	6.375%	05/15/25	$ 5,494,500
1,057,000	4.875	02/15/30	1,092,674
Installed Building Products, Inc. (B+/B3)(d)(e)
1,250,000	5.750	02/01/28	1,329,687
Mattamy Group Corp. (BB/B1)(d)(e)
2,800,000	5.250	12/15/27	2,964,500
1,518,000	4.625	03/01/30	1,601,490
Taylor Morrison Communities, Inc. (BB/Ba3)(d)(e)
605,000	5.875	06/15/27	684,406
1,201,000	5.125	08/01/30	1,345,120
TRI Pointe Group, Inc. (BB-/Ba3)(d)
1,910,000	5.250	06/01/27	2,072,350
1,472,000	5.700	06/15/28	1,661,520
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. (BB-/Ba3)
695,000	5.875	06/15/24	757,550
Williams Scotsman International, Inc. (B+/B3)(d)(e)
845,000	4.625	08/15/28	874,575

			19,878,372

Household Products(d) – 0.7%
Central Garden & Pet Co. (BB/B1)
2,365,000	4.125	10/15/30	2,471,425
Kronos Acquisition Holdings, Inc. (CCC/Caa1)(e)
6,985,000	9.000	08/15/23	7,150,894
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. (CCC/Caa2)(e)
2,458,000	7.000	12/31/27	2,571,683
Prestige Brands, Inc. (B+/B3)(e)
1,550,000	5.125	01/15/28	1,654,625
Spectrum Brands, Inc. (B/B2)
2,550,000	5.750	07/15/25	2,629,687

			16,478,314

Housewares(d) – 0.3%
CD&R Smokey Buyer, Inc. (B/B2)(e)
950,000	6.750	07/15/25	1,015,313

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Housewares(d) – (continued)
Newell Brands, Inc. (BB+/Ba1)
	$1,043,000	4.875%	06/01/25	$ 1,144,693
	4,565,000	4.700	04/01/26	5,032,912

				7,192,918

Insurance(d)(e) – 1.2%
Acrisure LLC/Acrisure Finance, Inc. (B/B2)
	3,280,000	8.125	02/15/24	3,472,700
Acrisure LLC/Acrisure Finance, Inc. (CCC+/Caa2)
	4,075,000	7.000	11/15/25	4,248,187
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (CCC+/Caa2)
	8,651,000	6.750	10/15/27	9,202,501
AssuredPartners, Inc. (CCC+/Caa2)
	695,000	5.625	01/15/29	725,406
GTCR AP Finance, Inc. (CCC+/Caa2)
	3,550,000	8.000	05/15/27	3,856,188
HUB International Ltd. (CCC+/Caa2)
	2,580,000	7.000	05/01/26	2,683,200
USI, Inc. (CCC+/Caa2)
	2,510,000	6.875	05/01/25	2,575,888

				26,764,070

Internet – 2.0%
Adevinta ASA (NR/Ba3)(d)(e)
EUR	475,000	2.625	11/15/25	593,044
Adevinta ASA (BB-/Ba3)(d)(e)
	375,000	3.000	11/15/27	473,594
ANGI Group LLC (BB-/Ba3)(d)(e)
	$3,715,000	3.875	08/15/28	3,742,863
Arches Buyer, Inc. (CCC+/Caa1)(d)(e)
	718,000	6.125	12/01/28	741,335
Cablevision Lightpath LLC (B+/B1)(d)(e)
	200,000	3.875	09/15/27	201,250
Cars.com, Inc. (B/B3)(d)(e)
	3,342,000	6.375	11/01/28	3,542,520
Expedia Group, Inc. (BBB-/Baa3)(d)(e)
	2,170,000	6.250	05/01/25	2,516,614
	797,000	4.625	08/01/27	888,846
Getty Images, Inc. (CCC+/Caa2)(d)(e)
	3,145,000	9.750	03/01/27	3,333,700
Go Daddy Operating Co. LLC/GD Finance Co., Inc. (BB-/B1)(d)(e)
	2,620,000	5.250	12/01/27	2,754,275

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
GrubHub Holdings, Inc. (BB-/B1)(d)(e)
	$4,861,000	5.500%		07/01/27	$ 5,091,897
Match Group Holdings II LLC (BB/Ba3)(d)(e)
	4,227,000	4.625		06/01/28	4,438,350
	181,000	4.125		08/01/30	186,883
Netflix, Inc. (BB/Ba3)
	1,684,000	3.625	(d)(e)	06/15/25	1,791,355
	2,082,000	4.875		04/15/28	2,342,250
	585,000	5.875		11/15/28	699,075
Twitter, Inc. (BB+/Ba2)(d)(e)
	2,954,000	3.875		12/15/27	3,146,010
Uber Technologies, Inc. (CCC+/B3)(d)(e)
	6,570,000	7.500		05/15/25	7,087,387
	225,000	8.000		11/01/26	244,688
	730,000	6.250		01/15/28	793,875

					44,609,811

Iron/Steel(d) – 0.4%
Cleveland-Cliffs, Inc. (B/B2)(e)
	3,100,000	6.750		03/15/26	3,324,750
Cleveland-Cliffs, Inc. (CCC/B3)
	4,354,000	5.750		03/01/25	4,408,425

					7,733,175

Leisure Time – 0.6%
Carnival Corp. (B/B2)(d)(e)
	1,060,000	7.625		03/01/26	1,154,075
Carnival Corp. (BB-/B1)(d)
EUR	1,000,000	10.125		02/01/26	1,410,310
	$1,360,000	9.875	(e)	08/01/27	1,565,700
NCL Corp. Ltd. (BB-/B1)(d)(e)
	2,843,000	10.250		02/01/26	3,340,525
Royal Caribbean Cruises Ltd. (NR/NR)(e)
	95,000	4.250		06/15/23	127,259
Royal Caribbean Cruises Ltd. (BB/Ba2)(d)(e)
	1,253,000	10.875		06/01/23	1,422,155
Royal Caribbean Cruises Ltd. (BB-/B2)(d)(e)
	1,615,000	9.125		06/15/23	1,752,275

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time – (continued)
VOC Escrow Ltd. (B+/B2)(d)(e)
$2,595,000	5.000%	02/15/28	$ 2,582,025

			13,354,324

Lodging(d)(e) – 0.2%
Hilton Domestic Operating Co, Inc. (BB/Ba2)
1,497,000	4.000	05/01/31	1,571,850
Wyndham Destinations, Inc. (BB-/Ba3)
1,476,000	6.625	07/31/26	1,682,640

			3,254,490

Machinery - Construction & Mining(d)(e) – 0.2%
The Manitowoc Co., Inc. (B/B3)
4,465,000	9.000	04/01/26	4,822,200

Machinery-Diversified(d)(e) – 0.5%
Clark Equipment Co. (BB+/Ba3)
1,782,000	5.875	06/01/25	1,880,010
GrafTech Finance, Inc. (BB-/B1)
1,415,000	4.625	12/15/28	1,429,150
Husky III Holding Ltd. (CCC/Caa2)(f)
2,612,000	13.000	02/15/25	2,840,550
Titan Acquisition Ltd./Titan Co-Borrower LLC (CCC/Caa2)
3,375,000	7.750	04/15/26	3,510,000
Vertical Holdco Gmbh Co. (CCC/Caa1)
545,000	7.625	07/15/28	592,688
Vertical US New Co., Inc. (B/B1)
275,000	5.250	07/15/27	289,781

			10,542,179

Media – 7.6%
Altice Financing SA (B/B2)(d)(e)
3,050,000	7.500	05/15/26	3,210,125
AMC Networks, Inc. (BB/Ba3)(d)
1,150,000	5.000	04/01/24	1,170,125
1,015,000	4.750	08/01/25	1,047,988
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
11,430,000	5.750	02/15/26	11,815,762
1,680,000	5.500	05/01/26	1,743,000
2,800,000	4.750	03/01/30	3,017,000
1,800,000	4.500	08/15/30	1,917,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (BB/B1)(d)(e)
$6,640,000	4.250%		02/01/31	$ 6,996,900
CSC Holdings LLC (B/B3)
10,000	5.250		06/01/24	10,813
1,142,000	5.750	(d)(e)	01/15/30	1,250,490
12,574,000	4.625	(d)(e)	12/01/30	13,092,677
CSC Holdings LLC (BB/Ba3)(d)(e)
4,839,000	5.500		05/15/26	5,020,462
4,270,000	5.500		04/15/27	4,526,200
4,319,000	3.375		02/15/31	4,259,614
Cumulus Media New Holdings, Inc. (B/B2)(d)(e)
4,110,000	6.750		07/01/26	4,192,200
Diamond Sports Group LLC/Diamond Sports Finance Co. (B/B3)(d)(e)
9,245,000	6.625		08/15/27	5,593,225
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)(d)(e)
1,750,000	5.375		08/15/26	1,421,875
DISH DBS Corp. (B-/B2)
6,290,000	5.875		07/15/22	6,565,187
5,880,000	5.000		03/15/23	6,078,450
230,000	5.875		11/15/24	240,638
3,890,000	7.750		07/01/26	4,347,075
1,975,000	7.375	(d)	07/01/28	2,103,375
Entercom Media Corp. (B-/B3)(d)(e)
6,651,000	6.500		05/01/27	6,750,765
Entercom Media Corp. (CCC+/Caa1)(d)(e)
2,810,000	7.250		11/01/24	2,817,025
Gray Television, Inc. (B+/B3)(d)(e)
4,130,000	7.000		05/15/27	4,522,350
iHeartCommunications, Inc. (B+/B1)(d)(e)
3,890,000	5.250		08/15/27	4,084,500
1,050,000	4.750		01/15/28	1,081,500
Meredith Corp. (BB-/Ba3)(d)(e)
1,035,000	6.500		07/01/25	1,102,275
Meredith Corp. (CCC+/Caa1)(d)
1,710,000	6.875		02/01/26	1,675,800
Nexstar Broadcasting, Inc. (B/B3)(d)(e)
1,950,000	5.625		07/15/27	2,093,813
1,413,000	4.750		11/01/28	1,474,819

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Radiate Holdco LLC/Radiate Finance, Inc. (B/B1)(d)(e)
	$1,968,000	4.500%		09/15/26	$ 2,027,040
Scripps Escrow II, Inc. (CCC+/Caa1)(d)(e)
	485,000	5.375		01/15/31	509,250
Scripps Escrow, Inc. (B-/Caa1)(d)(e)
	3,885,000	5.875		07/15/27	4,050,112
Sinclair Television Group, Inc. (B/B2)(d)(e)
	230,000	5.500		03/01/30	239,200
Sinclair Television Group, Inc. (BB/Ba2)(d)(e)
	3,180,000	4.125		12/01/30	3,251,550
Sirius XM Radio, Inc. (BB/Ba3)(d)(e)
	5,535,000	5.000		08/01/27	5,839,425
	3,909,000	4.125		07/01/30	4,153,312
TEGNA, Inc. (BB-/Ba3)(d)(e)
	761,000	4.750		03/15/26	809,514
	3,450,000	4.625		03/15/28	3,540,563
The E.W. Scripps Co. (B-/Caa1)(d)(e)
	5,275,000	5.125		05/15/25	5,380,500
Univision Communications, Inc. (B/B2)(d)(e)
	240,000	5.125		02/15/25	242,400
	2,400,000	6.625		06/01/27	2,577,000
Virgin Media Finance PLC (B/B2)(d)(e)
	4,150,000	5.000		07/15/30	4,310,812
Virgin Media Secured Finance PLC (BB-/Ba3)(d)(e)
	3,605,000	5.500		08/15/26	3,749,200
	2,150,000	5.500		05/15/29	2,322,000
Virgin Media Vendor Financing Notes III DAC (B/B2)(d)(e)
GBP	1,575,000	4.875		07/15/28	2,197,213
Virgin Media Vendor Financing Notes IV DAC (B/B2)(d)(e)
	1,850,000	5.000		07/15/28	1,914,750
Ziggo Bond Co. B.V. (B-/B3)(d)
EUR	2,175,000	3.375	(e)	02/28/30	2,666,362
	1,725,000	3.375		02/28/30	2,114,701
	$1,725,000	5.125	(e)	02/28/30	1,815,563

					168,933,495

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Mining(d) – 1.4%
Alcoa Nederland Holding B.V. (BB+/Ba1)(e)
$3,250,000	7.000%	09/30/26	$ 3,465,312
2,790,000	5.500	12/15/27	3,037,613
Constellium SE (B/B2)(e)
1,600,000	5.875	02/15/26	1,640,800
950,000	5.625	06/15/28	1,021,250
FMG Resources August 2006 Pty Ltd. (BB+/Ba1)(e)
5,240,000	5.125	03/15/23	5,515,100
Freeport-McMoRan, Inc. (BB/Ba1)
2,990,000	4.375	08/01/28	3,169,400
2,420,000	4.625	08/01/30	2,637,800
295,000	5.400	11/14/34	368,750
Hudbay Minerals, Inc. (B/B3)(e)
3,870,000	6.125	04/01/29	4,189,275
Novelis Corp. (B+/B2)(e)
2,410,000	5.875	09/30/26	2,518,450
2,325,000	4.750	01/30/30	2,484,844

			30,048,594

Miscellaneous Manufacturing – 0.5%
Bombardier, Inc. (CCC/Caa3)(e)
2,250,000	8.750	12/01/21	2,328,750
1,015,000	5.750	03/15/22	1,035,300
3,440,000	6.125	01/15/23	3,371,200
EnPro Industries, Inc. (BB/B1)(d)
3,095,000	5.750	10/15/26	3,288,437
Hillenbrand, Inc. (BB+/Ba1)(d)
665,000	5.750	06/15/25	719,863

			10,743,550

Office & Business Equipment(d) – 0.4%
Xerox Corp. (BB/Ba1)
3,345,000	4.375	03/15/23	3,516,431
Xerox Holdings Corp. (BB/Ba1)(e)
5,200,000	5.000	08/15/25	5,512,000
585,000	5.500	08/15/28	620,100

			9,648,531

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 6.4%
Antero Resources Corp. (B/B3)(d)
$1,305,000	5.125%		12/01/22	$ 1,305,000
Apache Corp. (BB+/Ba1)(d)
900,000	4.625		11/15/25	943,875
3,475,000	4.375		10/15/28	3,596,625
2,250,000	4.250		01/15/30	2,362,500
Berry Petroleum Co. LLC (B/B3)(d)(e)
2,990,000	7.000		02/15/26	2,526,550
Cenovus Energy, Inc. (BBB-/Ba2)
447,000	3.000	(d)	08/15/22	455,050
4,108,000	3.800	(d)	09/15/23	4,279,057
2,200,000	5.375	(d)	07/15/25	2,479,972
1,470,000	5.250	(d)	06/15/37	1,657,866
2,090,000	6.750		11/15/39	2,724,315
Continental Resources, Inc. (BB+/Ba1u)(d)
911,000	4.500		04/15/23	938,330
1,775,000	3.800		06/01/24	1,828,250
4,650,000	5.750	(e)	01/15/31	5,161,500
2,660,000	4.900		06/01/44	2,620,100
EQT Corp. (BB/Ba3)(d)
2,100,000	3.000		10/01/22	2,121,000
2,400,000	7.875		02/01/25	2,736,000
Exterran Energy Solutions LP/EES Finance Corp. (B/B1)(d)
2,835,000	8.125		05/01/25	2,367,225
Laredo Petroleum, Inc. (B-/Caa1)(d)
3,968,000	9.500		01/15/25	3,491,840
MEG Energy Corp. (B-/B3)(d)(e)
1,653,000	7.000		03/31/24	1,665,397
3,935,000	7.125		02/01/27	4,053,050
Nabors Industries Ltd. (CCC-/Caa1)(d)(e)
2,655,000	7.250		01/15/26	1,855,181
Nabors Industries, Inc. (B-/B3)(d)(e)
1,133,000	9.000		02/01/25	1,090,513
Noble Holding International Ltd. (NR/WR)(d)(h)
730,000	7.750		01/15/24	13,542
3,100,000	7.875	(e)	02/01/26	1,228,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Occidental Petroleum Corp. (BB-/Ba2)
$7,960,000	8.000	%(d)	07/15/25	$ 8,994,800
3,000,000	5.875	(d)	09/01/25	3,195,000
795,000	5.500	(d)	12/01/25	824,813
9,267,000	6.450		09/15/36	9,684,015
14,817,000	4.400	(d)	04/15/46	12,816,705
4,142,000	4.200	(d)	03/15/48	3,396,440
3,317,000	4.400	(d)	08/15/49	2,794,572
Ovintiv Exploration, Inc. (BBB-/Ba1)
5,360,000	5.625		07/01/24	5,755,300
Parsley Energy LLC/Parsley Finance Corp. (BB/Ba3)(d)(e)
2,000,000	5.375		01/15/25	2,047,500
Precision Drilling Corp. (B/B3)(d)
5,320,000	7.750		12/15/23	4,947,600
Range Resources Corp. (B+/B3)(d)
1,088,000	5.000		03/15/23	1,060,800
5,000	4.875		05/15/25	4,688
SM Energy Co. (B/B3)(d)(e)
1,288,000	10.000		01/15/25	1,391,040
Southwestern Energy Co. (BB-/Ba3)(d)
2,710,000	7.750		10/01/27	2,913,250
Sunoco LP/Sunoco Finance Corp. (BB-/B1)(d)
925,000	5.500		02/15/26	948,125
325,000	6.000		04/15/27	344,094
1,495,000	4.500	(e)	05/15/29	1,552,931
Transocean Phoenix 2 Ltd. (CCC+/NR)(d)(e)
2,577,000	7.750		10/15/24	2,512,575
Transocean Poseidon Ltd. (CCC+/Caa1)(d)(e)
3,183,000	6.875		02/01/27	2,896,530
Transocean, Inc. (CCC/Caa3)(d)(e)
4,108,000	11.500		01/30/27	2,978,300
Transocean, Inc. (CCC-/Ca)(d)(e)
5,055,000	7.500		01/15/26	2,325,300
USA Compression Partners LP/USA Compression Finance Corp. (B+/B3)(d)
7,760,000	6.875		04/01/26	8,128,600
Valaris PLC (NR/WR)(d)(h)
4,550,000	5.400		12/01/42	273,000
3,100,000	5.750		10/01/44	127,875

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
WPX Energy, Inc. (BB-/B1)(d)
	$2,185,000	5.250%		09/15/24	$ 2,370,725
	3,275,000	5.875		06/15/28	3,561,562
	1,039,000	4.500		01/15/30	1,106,535

					142,453,788

Packaging – 2.8%
ARD Finance SA (B-/Caa3)(d)(f)
(PIK 5.750%, Cash 5.000%)
EUR	3,125,000	5.000		06/30/27	3,885,153
(PIK 7.250%, Cash 6.500%)
	$3,425,000	6.500	(e)	06/30/27	3,630,500
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (B/Caa1)(d)(e)
	8,305,000	5.250		08/15/27	8,659,237
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (BB/B1)(d)(e)
	2,910,000	5.250		04/30/25	3,062,775
Berry Global, Inc. (BB/B2)(d)
	109,000	5.125		07/15/23	110,499
	4,050,000	5.625	(e)	07/15/27	4,353,750
CANPACK SA/Eastern PA Land Investment Holding LLC (BB/Ba2)(d)(e)
	605,000	3.125		11/01/25	610,294
Flex Acquisition Co., Inc. (CCC+/Caa2)(d)(e)
	2,420,000	6.875		01/15/25	2,453,275
	235,000	7.875		07/15/26	247,337
Graphic Packaging International LLC (BB+/Ba2)(e)
	1,394,000	3.500		03/15/28	1,439,305
LABL Escrow Issuer LLC (B/B2)(d)(e)
	3,715,000	6.750		07/15/26	3,993,625
LABL Escrow Issuer LLC (B-/Caa2)(d)(e)
	3,030,000	10.500		07/15/27	3,408,750
Mauser Packaging Solutions Holding Co. (CCC/Caa3)(d)(e)
	6,025,000	7.250		04/15/25	6,115,375
Owens-Brockway Glass Container, Inc. (B/B3)(e)
	4,270,000	5.875		08/15/23	4,574,237
Pactiv LLC (B-/Caa1)
	1,965,000	8.375		04/15/27	2,299,050
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (B+/B1)(d)(e)
	133,000	5.125		07/15/23	134,663
	3,631,000	4.000		10/15/27	3,708,159

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
Trident TPI Holdings, Inc. (CCC+/Caa2)(d)(e)
$2,200,000	6.625%	11/01/25	$ 2,235,750
Trivium Packaging Finance B.V. (B/B2)(d)(e)
1,775,000	5.500	08/15/26	1,874,844
Trivium Packaging Finance B.V. (CCC+/Caa2)(d)(e)
5,730,000	8.500	08/15/27	6,295,837

			63,092,415

Pharmaceuticals – 2.7%
AdaptHealth LLC (B/B1)(d)(e)
985,000	6.125	08/01/28	1,058,875
595,000	4.625	08/01/29	611,363
Bausch Health Americas, Inc. (B/B3)(d)(e)
14,060,000	9.250	04/01/26	15,659,325
2,585,000	8.500	01/31/27	2,875,812
2,946,000	5.250	02/15/31	3,078,570
6,100,000	6.125	04/15/25	6,275,375
2,595,000	5.000	01/30/28	2,666,362
5,478,000	6.250	02/15/29	5,929,935
2,595,000	5.250	01/30/30	2,711,775
Bausch Health Cos., Inc. (BB/Ba2)(d)(e)
465,000	5.500	11/01/25	478,950
Cheplapharm Arzneimittel GmbH (B/B2)(d)(e)
1,694,000	5.500	01/15/28	1,759,643
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)(d)(e)
1,408,000	7.875	09/01/25	1,534,720
HLF Financing S.a.r.l. LLC/Herbalife International, Inc. (BB-/B1)(d)(e)
5,425,000	7.250	08/15/26	5,736,937
Par Pharmaceutical, Inc. (B+/B2)(d)(e)
6,675,000	7.500	04/01/27	7,209,000
Teva Pharmaceutical Finance Co. B.V. (BB-/Ba2)
855,000	3.650	11/10/21	863,550
Vizient, Inc. (B/B2)(d)(e)
990,000	6.250	05/15/27	1,056,825

			59,507,017

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 4.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp. (B-/B3)(d)(e)
$2,070,000	5.750%		03/01/27	$ 2,028,600
Buckeye Partners LP (BB/B1)(d)
615,000	4.350		10/15/24	627,300
2,400,000	4.125	(e)	03/01/25	2,436,000
3,794,000	3.950		12/01/26	3,841,425
860,000	4.125		12/01/27	875,050
1,573,000	4.500	(e)	03/01/28	1,618,224
Cheniere Energy Partners LP (BB/Ba2)(d)
3,645,000	5.250		10/01/25	3,745,237
2,825,000	4.500		10/01/29	2,980,375
Cheniere Energy, Inc. (BB/Ba3)(d)(e)
3,275,000	4.625		10/15/28	3,455,125
DCP Midstream Operating LP (BB+/Ba2)
5,090,000	5.375	(d)	07/15/25	5,586,275
510,000	5.125	(d)	05/15/29	562,275
925,000	6.450	(e)	11/03/36	1,003,625
EnLink Midstream LLC (BB+/NR)(d)(e)
2,115,000	5.625		01/15/28	2,159,944
EnLink Midstream LLC (BB+/Ba2)(d)
2,490,000	5.375		06/01/29	2,433,975
EnLink Midstream Partners LP (BB+/Ba2)(d)
2,325,000	4.400		04/01/24	2,298,844
3,235,000	5.450		06/01/47	2,588,000
EQM Midstream Partners LP (BB-/Ba3)(d)
2,800,000	6.500	(e)	07/01/27	3,150,000
2,970,000	5.500		07/15/28	3,237,300
Genesis Energy LP/Genesis Energy Finance Corp. (B+/B1)(d)
3,584,000	5.625		06/15/24	3,476,480
Global Partners LP/GLP Finance Corp. (B+/B2)(d)
2,970,000	7.000		08/01/27	3,177,900
1,780,000	6.875	(e)	01/15/29	1,931,300
NuStar Logistics LP (BB-/Ba3)(d)
2,790,000	5.750		10/01/25	2,971,350
3,420,000	5.625		04/28/27	3,642,300

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Plains All American Pipeline LP/PAA Finance Corp. (BBB-/Ba1)(d)
$1,308,000	3.800%	09/15/30	$ 1,400,829
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. (D/Caa2)(d)
5,321,000	5.750	04/15/25	3,418,742
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)(e)
5,955,000	4.750	10/01/23	6,097,920
1,935,000	5.500	09/15/24	1,968,862
2,563,000	7.500	10/01/25	2,748,817
1,310,000	5.500	01/15/28	1,337,838
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (BB-/B1)(d)(e)
3,140,000	6.000	12/31/30	3,234,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. (BB/Ba3)(d)
1,865,000	5.875	04/15/26	1,962,913
4,525,000	5.375	02/01/27	4,739,937
1,810,000	6.500	07/15/27	1,963,850
1,980,000	5.000	01/15/28	2,079,000
Western Midstream Operating LP (BB/Ba2)(d)
1,500,000	5.375	06/01/21	1,507,500
2,230,000	5.050	02/01/30	2,475,300
1,725,000	5.300	03/01/48	1,703,438
675,000	6.250	02/01/50	739,125

			97,205,175

Pipelines(d) – 0.1%
EQM Midstream Partners LP (BB-/Ba3)
2,030,000	4.000	08/01/24	2,080,750

Real Estate(d)(e) – 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. (B-/Caa1)
3,510,000	4.875	06/01/23	3,580,200
1,919,000	9.375	04/01/27	2,125,292
Realogy Group LLC/Realogy Co.-Issuer Corp. (B-/B3)
773,000	7.625	06/15/25	836,773
The Howard Hughes Corp. (BB-/Ba3)
603,000	5.375	08/01/28	645,210

			7,187,475

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – 2.0%
ESH Hospitality, Inc. (BB-/Ba3)(e)
$4,125,000	4.625%		10/01/27	$ 4,222,969
Iron Mountain, Inc. (BB-/Ba3)(e)
4,200,000	5.000		07/15/28	4,462,500
2,085,000	4.500		02/15/31	2,168,400
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. (BB-/B1)(e)
3,120,000	4.625		06/15/25	3,318,900
3,337,000	3.875		02/15/29	3,395,398
MPT Operating Partnership LP/MPT Finance Corp. (BBB-/Ba1)
1,685,000	4.625		08/01/29	1,808,258
4,680,000	3.500		03/15/31	4,832,802
Service Properties Trust (BB/Ba1)
1,531,000	7.500		09/15/25	1,779,895
Service Properties Trust (BB-/Ba2)
2,900,000	4.350		10/01/24	2,871,136
Starwood Property Trust, Inc. (B+/Ba3)
7,835,000	4.750		03/15/25	7,972,112
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (B/B2)(e)
2,715,000	6.000		04/15/23	2,769,300
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (CCC/Caa2)
1,270,000	8.250		10/15/23	1,273,175
275,000	7.125	(e)	12/15/24	277,406
VICI Properties LP/VICI Note Co., Inc. (BB/Ba3)(e)
2,154,000	3.500		02/15/25	2,197,080

				43,349,331

Retailing – 4.5%
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)(e)
1,635,000	4.375		01/15/28	1,686,094
1011778 BC ULC/New Red Finance, Inc. (B+/B2)(d)(e)
7,857,000	4.000		10/15/30	7,915,927
Asbury Automotive Group, Inc. (BB/B1)(d)
295,000	4.500		03/01/28	307,538
190,000	4.750		03/01/30	202,350
Beacon Roofing Supply, Inc. (B-/Caa1)(d)(e)
10,615,000	4.875		11/01/25	10,880,375

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Burlington Stores, Inc. (NR/NR)(e)
	$1,141,000	2.250%	04/15/25	$ 1,585,534
Carvana Co. (CCC+/Caa2)(d)(e)
	4,210,000	5.625	10/01/25	4,309,987
eG Global Finance PLC (B-/B3)(d)(e)
	2,560,000	6.750	02/07/25	2,636,800
	2,210,000	8.500	10/30/25	2,353,650
Group 1 Automotive, Inc. (BB+/Ba2)(d)(e)
	1,382,000	4.000	08/15/28	1,413,095
IRB Holding Corp. (B/B2)(d)(e)
	1,171,000	7.000	06/15/25	1,273,463
IRB Holding Corp. (CCC+/Caa1)(d)(e)
	8,870,000	6.750	02/15/26	9,158,275
Ken Garff Automotive LLC (B/B1)(d)(e)
	720,000	4.875	09/15/28	748,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (BB/Ba3)(d)(e)
	4,187,000	5.250	06/01/26	4,344,012
Kirk Beauty One GmbH (CCC-/Caa3)(d)
EUR	2,250,000	8.750	07/15/23	1,723,086
L Brands, Inc. (B+/B2)
	$5,785,000	5.250	02/01/28	6,030,862
L Brands, Inc. (BB/Ba2)(d)(e)
	880,000	6.875	07/01/25	954,800
LBM Acquisition LLC (CCC+/NR)(d)(e)
	1,195,000	6.250	01/15/29	1,242,800
Lithia Motors, Inc. (BB/Ba2)(d)(e)
	875,000	4.375	01/15/31	936,250
Macy’s Retail Holdings, Inc. (B/B1)(d)
	2,550,000	2.875	02/15/23	2,441,625
Macy’s, Inc. (BB-/Ba1)(d)(e)
	2,900,000	8.375	06/15/25	3,219,000
Nordstrom, Inc. (BB+/Baa3)(d)
	2,370,000	5.000	01/15/44	2,215,950
Penske Automotive Group, Inc. (B+/Ba3)(d)
	3,175,000	3.500	09/01/25	3,190,875
PetSmart, Inc. (CCC+/Caa1)(d)(e)
	6,095,000	7.125	03/15/23	6,079,762
QVC, Inc. (BB+/Ba2)
	1,465,000	5.950	03/15/43	1,545,575

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)(d)(e)
	$1,418,000	6.375%		09/30/26	$ 1,492,445
Staples, Inc. (B/B1)(d)(e)
	4,855,000	7.500		04/15/26	5,037,062
Staples, Inc. (CCC+/B3)(d)(e)
	3,095,000	10.750		04/15/27	3,071,787
Stonegate Pub Co Financing 2019 PLC (NR/B3)(d)(e)
GBP	1,750,000	8.250		07/31/25	2,410,692
Suburban Propane Partners LP/Suburban Energy Finance Corp. (BB-/B1)(d)
	$1,895,000	5.500		06/01/24	1,928,163
	2,175,000	5.875		03/01/27	2,267,438
Walgreens Boots Alliance, Inc. (BBB/Baa2)(d)
	1,740,000	4.100		04/15/50	1,843,356
Yum! Brands, Inc. (B+/B1)(d)
	187,000	7.750	(e)	04/01/25	207,103
	2,400,000	4.750	(e)	01/15/30	2,631,000
	495,000	3.625		03/15/31	499,950

					99,785,481

Semiconductors(d)(e) – 0.4%
Amkor Technology, Inc. (BB/B1)
	3,489,000	6.625		09/15/27	3,785,565
Microchip Technology, Inc. (NR/Ba2)
	280,000	4.250		09/01/25	296,100
ON Semiconductor Corp. (BB/Ba2)
	2,170,000	3.875		09/01/28	2,254,088
Qorvo, Inc. (BB+/Ba1)
	3,320,000	3.375		04/01/31	3,419,600

					9,755,353

Software(d) – 1.6%
Black Knight InfoServ LLC (B+/Ba3)(e)
	1,555,000	3.625		09/01/28	1,586,100
BY Crown Parent LLC/BY Bond Finance, Inc. (B-/B1)(e)
	355,000	4.250		01/31/26	363,875
Camelot Finance SA (B/B2)(e)
	3,450,000	4.500		11/01/26	3,596,625
Castle US Holding Corp. (CCC/Caa2)(e)
	2,020,000	9.500		02/15/28	2,020,000

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – (continued)
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc. (B-/Caa1)(e)
$950,000	5.750%		03/01/25	$ 966,625
J2 Global, Inc. (BB/Ba3)(e)
3,565,000	4.625		10/15/30	3,744,712
Nuance Communications, Inc. (BB-/Ba3)
3,640,000	5.625		12/15/26	3,844,750
Open Text Corp. (BB/Ba2)(e)
4,730,000	3.875		02/15/28	4,848,250
PTC, Inc. (BB/Ba3)(e)
1,077,000	3.625		02/15/25	1,109,310
Solera LLC/Solera Finance, Inc. (CCC+/Caa1)(e)
6,500,000	10.500		03/01/24	6,727,500
SS&C Technologies, Inc. (B+/B2)(e)
5,090,000	5.500		09/30/27	5,439,937
The Dun & Bradstreet Corp. (B-/Caa1)(e)
1,968,000	10.250		02/15/27	2,218,920

				36,466,604

Storage/Warehousing(d)(e) – 0.1%
Modulaire Global Finance 2 PLC (CCC/Caa1)
2,390,000	10.000		08/15/23	2,428,838

Telecommunication Services – 6.3%
Altice France Holding SA (CCC+/WR)(d)(e)
4,755,000	10.500		05/15/27	5,343,431
Altice France SA (B/B2)(d)(e)
7,290,000	7.375		05/01/26	7,672,725
4,910,000	8.125		02/01/27	5,401,000
225,000	5.500		01/15/28	234,000
664,000	5.125		01/15/29	678,940
CenturyLink, Inc. (BB-/B2)
2,250,000	5.125	(d)(e)	12/15/26	2,362,500
3,465,000	6.875		01/15/28	3,989,081
1,700,000	7.600		09/15/39	2,065,500
CommScope Technologies LLC (CCC+/B3)(d)(e)
4,022,000	6.000		06/15/25	4,102,440
CommScope, Inc. (CCC+/B3)(d)(e)
1,780,000	8.250		03/01/27	1,900,150
4,645,000	7.125		07/01/28	4,935,312

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Digicel Group 0.5 Ltd. (NR/Ca)(d)(e)(f) (PIK 3.000%, Cash 5.000%)
$2,594,498	8.000%		04/01/25	$ 1,364,544
Frontier Communications Corp. (B+/B3)(d)(e)
401,000	5.875		10/15/27	433,581
1,211,000	5.000		05/01/28	1,262,468
Intelsat Jackson Holdings SA (NR/WR)(e)(h)
210,000	9.500		09/30/22	233,625
6,885,000	8.500	(d)	10/15/24	4,888,350
15,490,000	9.750	(d)	07/15/25	11,075,350
Intelsat Luxembourg SA (NR/WR)(d)(h)
13,875,000	8.125		06/01/23	641,719
Intelsat SA (NR/NR)(h)
4,650,000	4.500		06/15/25	1,534,500
Level 3 Financing, Inc. (BB/Ba3)(d)
5,285,000	5.250		03/15/26	5,450,156
6,921,000	4.625	(e)	09/15/27	7,206,491
5,950,000	4.250	(e)	07/01/28	6,098,750
2,075,000	3.625	(e)	01/15/29	2,069,813
LogMeIn, Inc. (B-/B1)(d)(e)
3,175,000	5.500		09/01/27	3,309,938
Nokia of America Corp. (NR/WR)
5,200,000	6.450		03/15/29	5,668,000
Nokia Oyj (BB+/Ba2)
295,000	6.625		05/15/39	377,600
Sprint Capital Corp. (BB/B1)
1,421,000	8.750		03/15/32	2,241,628
Sprint Communications, Inc. (BB/B1)
1,203,000	11.500		11/15/21	1,303,751
5,550,000	6.000		11/15/22	5,994,000
Sprint Corp. (BB/B1)
9,085,000	7.875		09/15/23	10,515,887
4,882,000	7.625	(d)	02/15/25	5,833,990
4,727,000	7.625	(d)	03/01/26	5,861,480
T-Mobile USA, Inc. (BB/Ba3)(d)
1,485,000	6.000		03/01/23	1,488,713
1,360,000	6.000		04/15/24	1,373,600
3,820,000	6.500		01/15/26	3,944,150

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telecom Italia Capital SA (BB+/Ba2)
$6,865,000	7.200%	07/18/36	$ 9,250,587
1,455,000	7.721	06/04/38	2,015,175
Telesat Canada/Telesat LLC (BB-/Ba3)(d)(e)
402,000	4.875	06/01/27	416,070

			140,538,995

Toys/Games/Hobbies(d) – 0.3%
Mattel, Inc. (B+/B1)(e)
2,165,000	6.750	12/31/25	2,275,956
1,553,000	5.875	12/15/27	1,723,830
Mattel, Inc. (B-/B3)
2,335,000	3.150	03/15/23	2,364,188

			6,363,974

Transportation(d)(e) – 0.1%
XPO Logistics, Inc. (BB-/Ba3)
1,853,000	6.250	05/01/25	1,989,659

TOTAL CORPORATE OBLIGATIONS (Cost $1,972,855,175)			$2,074,171,289

Shares	Description		Value

Common Stock – 0.0%
Auto Components – 0.0%
1,229	Lear Corp.		$ 195,448
(Cost $0)

Principal Amount	Interest Rate	Maturity Date	Value

Structured Note(d)(e)(i) – 0.1%
CHS/Community Health Systems, Inc. (CCC-/Ca)
$1,820,000	9.875%	06/30/23	$ 1,906,450
(Cost $1,716,852)

Shares	Dividend Rate		Value

Preferred Stocks(d) – 0.1%
Banks(g) – 0.1%
Bank of America Corp.
64,000	4.375%		$ 1,699,200

Media(f) – 0.0%
Spanish Broadcasting System, Inc.
3,014	10.750		—

TOTAL PREFERRED STOCKS (Cost $4,642,344)			$ 1,699,200

Units	Expiration Date	Value

Warrant(h) – 0.0%
True Religion Warrant (NR/NR)
1,914	10/27/22	$ —
True Religion Warrant 2 (NR/NR)
7,229	10/27/22	$ —

TOTAL WARRANT (Cost $0)		$ —

Shares	Dividend Rate	Value

Investment Company(j) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,163,749	0.026%	$ 1,163,749
(Cost $1,163,749)

Shares	Description	Value

Exchange Traded Funds – 1.4%
268,548	iShares Broad USD High Yield Corporate Bond ETF (NR/NR)	$ 11,080,291
252,838	iShares iBoxx High Yield Corporate Bond ETF (NR/NR)	22,072,757

TOTAL EXCHANGE TRADED FUNDS (Cost $32,640,546)		$ 33,153,048

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT (Cost $2,044,798,211)		$2,143,251,099

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(j) – 0.2%
Goldman Sachs Financial Square Government Fund - Institutional Shares (NR/NR)
4,056,700	0.026%	$ 4,056,700
(Cost $4,056,700)

TOTAL INVESTMENTS – 96.7% (Cost $2,048,854,911)		$2,147,307,799

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%		72,292,993

NET ASSETS – 100.0%		$2,219,600,792

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Pay-in-kind securities.

(g)	All or a portion of security is on loan.

(h)	Security is currently in default and/or non-income producing.

(i)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
CP	— Commercial Paper
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Deutsche Bank AG	USD	1,374,401	EUR	1,155,463	01/21/21	$(37,923)
JPMorgan Securities, Inc.	USD	17,990,821	EUR	15,231,588	01/21/21	(626,776)
UBS AG (London)	USD	5,784,066	GBP	4,490,358	01/13/21	(357,254)

TOTAL						$(1,021,953)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	38	03/31/21	$8,397,109	$5,374
10 Year U.S. Treasury Notes	1,434	03/22/21	198,004,031	269,736
20 Year U.S. Treasury Bonds	513	03/22/21	88,845,188	(726,972)

Total				$(451,862)

Short position contracts:
Ultra Long U.S. Treasury Bonds	(56)	03/22/21	(11,959,500)	(20,693)
Ultra 10 Year U.S. Treasury Notes	(79)	03/22/21	(12,352,391)	(8,037)
5 Year German Euro-Bobl	(85)	03/08/21	(14,037,126)	2,972
5 Year U.S. Treasury Notes	(167)	03/31/21	(21,069,398)	(1,948)

Total				$(27,706)

TOTAL FUTURES CONTRACTS				$(479,568)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	2.758%	06/20/25	$77,073	$7,247,820	$2,879,388	$4,368,432
Nabors Industries, Inc., 5.750%, 01/02/25	1.000	13.818	12/20/22	2,030	(448,077)	(814,738)	366,661
CDX.NA.HY Index 35	5.000	2.938	12/20/25	81,245	7,679,755	3,568,035	4,111,720

TOTAL					$14,479,498	$5,632,685	$8,846,813

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS ON COMMODITY INDICES

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date(b)	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

IBOXHY Index	0.235%	JPMorgan Securities, Inc.	06/20/21	$69	$312,021	$—	$312,021

(a)	Payments made quarterly.
(b)	The Fund pays/receives annual coupon payments in accordance with the swap contract. On the termination date of the swap contract, the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).

Abbreviations:
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CDX.NA.IG Index 35	— CDX North America Investment Grade Index 35
IBOXHY Index	— Markit iBoxx USD Liquid High Yield Index

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 88.6%
Aerospace & Defense(b) – 0.5%
Dynasty Acquisition Co., Inc. (B-/Caa1)
(3M LIBOR + 3.500%)
$2,255,831	3.754%	04/06/26	$ 2,143,039
(3M LIBOR + 3.500%)
1,212,812	3.754	04/06/26	1,152,172
TransDigm, Inc. (B+/Ba3) (1M LIBOR + 2.250%)
4,007,529	2.397	08/22/24	3,924,453

			7,219,664

Airlines(b) – 1.7%
Allegiant Travel Co. (B+/Ba3) (3M LIBOR + 3.000%)
3,829,909	3.214	02/05/24	3,718,612
American Airlines, Inc. (B/Ba3) (1M LIBOR + 1.750%)
4,900,000	1.898	01/29/27	4,189,500
Atlantic Aviation FBO, Inc. (BB-/B2) (1M LIBOR + 3.750%)
4,483,253	3.900	12/06/25	4,460,836
Delta Air Lines, Inc. (NR/Baa1) (3M LIBOR + 3.750%)
1,650,000	4.750	10/20/27	1,708,311
Delta Air Lines, Inc. (BB+/Baa2) (3M LIBOR + 4.750%)
3,781,000	5.750	04/29/23	3,834,350
JetBlue Airways Corp. (B+/Ba2) (3M LIBOR + 5.250%)
2,925,000	6.250	06/17/24	3,002,249
Kestrel Bidco, Inc. (B-/B2) (6M LIBOR + 3.000%)
2,039,849	4.000	12/11/26	1,951,891

			22,865,749

Automotive - Distributors – 0.9%
American Axle & Manufacturing, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.250%)
2,604,061	3.000	04/06/24	2,558,022
Bombardier Recreational Products, Inc. (BB-/B1)(c)
1,325,000	0.000	05/24/27	1,307,616
Drive Chassis Holding Co. LLC (NR/NR)(b) (3M LIBOR + 8.250%)
2,525,000	8.474	04/10/26	2,507,653
Highline Aftermarket Acquisition LLC (NR/NR)(b)(d) (3M LIBOR + 4.500%)
2,600,000	5.250	10/30/27	2,613,000
Thor Industries, Inc. (BB/B2)(b)(3M LIBOR + 3.750%)
2,974,809	3.938	02/01/26	2,967,371

			11,953,662

Automotive - Parts – 2.8%
Adient US LLC (B+/Ba3)(b) (1M LIBOR + 4.250%)
3,127,530	4.397	05/06/24	3,122,307

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Automotive - Parts – (continued)
Belron Finance US LLC (BB/Ba3)(c)
	$1,296,725	0.000%	10/30/26	$ 1,293,484
CS Intermediate Holdco 2 LLC (B-/B1)(b) (1M LIBOR + 2.000%)
	2,939,834	3.000	11/02/23	2,735,104
Dana, Inc. (BBB-/Baa3)(b) (1M LIBOR + 2.250%)
	1,100,000	2.397	02/27/26	1,093,125
Garrett LX III S.a r.l. (D/WR)(b) (3M LIBOR + 2.500%)
	4,761,107	5.750	09/27/25	4,659,933
Gates Global LLC (B+/B1)(b) (1M LIBOR + 2.750%)
	2,090,698	3.750	04/01/24	2,083,151
Mavis Tire Express Services Corp. (B-/B2)(b)
(3M LIBOR + 3.250%)
	2,625,642	3.504	03/20/25	2,574,442
(3M LIBOR + 4.000%)
	1,450,000	5.000	03/20/25	1,453,625
Navistar International Corp. (BB-/Ba2)(b) (1M LIBOR + 3.500%)
	2,981,367	3.660	11/06/24	2,974,658
Panther BF Aggregator 2 LP (B/B1)(b)
(1M EURIBOR + 3.750%)
EUR	1,111,765	3.750	04/30/26	1,351,913
(1M LIBOR + 3.500%)
	$3,091,500	3.647	04/30/26	3,075,393
Tenneco, Inc. (B/Ba3)(b) (1M LIBOR + 3.000%)
	4,223,634	3.147	10/01/25	4,110,990
Trico Group LLC (B/B3)(b) (3M LIBOR + 7.500%)
	1,333,905	8.500	02/02/24	1,327,236
Wand NewCo 3, Inc. (B-/B1)(b) (1M LIBOR + 3.000%)
	3,135,788	3.147	02/05/26	3,087,184
Wheel Pros LLC (B-/B2)(b) (1M LIBOR + 5.250%)
	2,329,124	6.250	11/06/27	2,284,288

				37,226,833

Building & Construction Material(b) – 0.3%
CSC Holdings LLC (BB/Ba3) (1M LIBOR + 2.500%)
	3,914,942	2.659	04/15/27	3,874,148

Building Materials – 2.5%
ACProducts, Inc. (B/B2)(b) (3M LIBOR + 6.500%)
	4,857,188	7.500	08/18/25	4,978,617
Beacon Roofing Supply, Inc. (BB/B2)(b) (1M LIBOR + 2.250%)
	1,992,924	2.397	01/02/25	1,976,423
CPG International, Inc. (BB-/B2)(b) (3M LIBOR + 3.750%)
	4,297,400	4.750	05/05/24	4,290,954

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Building Materials – (continued)
Foundation Building Materials Holding Co. LLC (BB-/B2)(b) (1M LIBOR + 3.000%)
$1,066,096	3.147%	08/13/25	$ 1,064,934
Hayward Industries, Inc. (B/B3)(b)
(1M LIBOR + 3.500%)
4,808,159	3.647	08/05/24	4,746,038
(1M LIBOR + 3.750%)
750,000	4.500	08/04/26	746,250
Ingersoll-Rand Services Co. (BB+/Ba2)(b) (1M LIBOR + 1.750%)
1,736,875	1.897	03/01/27	1,712,125
Jeld-Wen, Inc. (BB+/Ba2)(b) (1M LIBOR + 2.000%)
2,021,022	2.148	12/14/24	1,993,859
LBM Acquisition LLC (B/B2)(c)
515,057	0.000	12/09/27	514,521
2,317,757	0.000	12/09/27	2,315,347
NCI Building Systems, Inc. (B+/B2)(b) (1M LIBOR + 3.750%)
5,328,948	3.904	04/12/25	5,315,626
Quikrete Holdings, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
3,224,733	2.647	02/01/27	3,210,640

			32,865,334

Chemicals(b) – 4.5%
Alpha 3 B.V. (B-/B2) (3M LIBOR + 3.000%)
4,533,867	4.000	01/31/24	4,514,054
Ascend Performance Materials Operations LLC (BB-/B1) (3M LIBOR + 5.250%)
1,994,949	6.250	08/27/26	1,999,937
ASP Unifrax Holdings, Inc. (CCC/Caa3) (3M LIBOR + 8.500%)
1,975,000	8.717	12/14/26	1,654,063
ASP Unifrax Holdings, Inc. (CCC+/Caa1) (3M LIBOR + 3.750%)
2,837,034	4.004	12/12/25	2,590,638
Consolidated Energy Finance SA (B+/B1) (1M LIBOR + 2.500%)
3,909,898	2.645	05/07/25	3,729,066
Cyanco Intermediate Corp. (B/B2) (1M LIBOR + 3.500%)
3,869,416	3.647	03/16/25	3,838,770
Diamond (BC) B.V. (B-/B1) (3M LIBOR + 5.000%)
997,500	6.000	09/06/24	995,006
Element Solutions, Inc. (BB/Ba2) (1M LIBOR + 2.000%)
3,169,127	2.147	01/31/26	3,133,475
Emerald Performance Materials LLC (B/B2) (1M LIBOR + 4.000%)
3,193,676	5.000	08/12/25	3,207,664
Hexion, Inc. (B+/Ba3) (6M LIBOR + 3.500%)
3,600,911	3.730	07/01/26	3,564,902

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Chemicals(b) – (continued)
INEOS Enterprises Holdings US Finco LLC (BB/B1) (3M LIBOR + 3.500%)
$3,192,028	4.500%	08/28/26	$ 3,171,088
Innophos, Inc. (B+/B1) (1M LIBOR + 3.500%)
1,895,226	3.647	02/07/27	1,890,488
Momentive Performance Materials, Inc. (B/B2) (1M LIBOR + 3.250%)
5,546,193	3.400	05/15/24	5,463,001
Plaze, Inc. (B/B3) (1M LIBOR + 4.250%)
972,563	5.250	08/03/26	964,461
Polar US Borrower LLC (B-/B2) (1M LIBOR + 4.750%)
3,898,367	4.899	10/15/25	3,825,273
PQ Corp. (BB-/B1) (3M LIBOR + 2.250%)
3,106,586	2.464	02/07/27	3,078,440
Starfruit Finco B.V. (B+/B1) (1M LIBOR + 3.000%)
5,080,344	3.153	10/01/25	5,021,056
The Chemours Co. (BB/Ba1) (1M LIBOR + 1.750%)
1,951,353	1.900	04/03/25	1,910,296
Tronox Finance LLC (B+/Ba3) (1M LIBOR + 3.000%)
1,718,595	3.147	09/23/24	1,707,647
Univar, Inc. (BB+/Ba3) (1M LIBOR + 2.250%)
3,115,414	2.397	07/01/24	3,099,276

			59,358,601

Commercial Services – 3.1%
AlixPartners LLP (B+/B2)(b) (1M LIBOR + 2.500%)
1,072,215	2.647	04/04/24	1,058,984
Amentum Government Services Holdings LLC (B/B1)(b)
(1M LIBOR + 3.500%)
855,700	3.647	02/01/27	852,491
(3M LIBOR + 4.750%)
2,700,000	5.500	01/29/27	2,713,500
APX Group, Inc. (B-/B3)(b) (1M LIBOR + 5.000%)
1,984,998	5.147	12/31/25	1,971,877
AQ Carver Buyer, Inc. (B/B2)(b) (6M LIBOR + 5.000%)
2,172,500	6.000	09/23/25	2,139,913
Avis Budget Car Rental LLC (BB-/Ba2)(b) (1M LIBOR + 2.250%)
2,008,909	2.400	08/06/27	1,935,464
Da Vinci Purchaser Corp. (B/B2)(b) (3M LIBOR + 4.000%)
3,980,000	5.000	01/08/27	3,986,647
Fly Funding II S.a.r.l. (BB+/Ba3)(b) (3M LIBOR + 6.000%)
1,475,000	6.237	10/08/25	1,452,875
GlobalLogic Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
2,094,750	4.500	09/14/27	2,084,276

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Commercial Services – (continued)
IRB Holding Corp. (B/B2)
$1,300,000	0.000	%(c)	12/15/27	$ 1,300,403
(6M LIBOR + 2.750%)
5,652,988	3.750	(b)	02/05/25	5,598,380
Northstar Group Services, Inc. (NR/NR)(b)(d) (3M LIBOR + 5.500%)
2,700,000	6.500		11/09/26	2,666,250
Packers Holdings LLC (B-/B2)(b) (1M LIBOR + 4.000%)
1,250,000	4.750		12/04/24	1,249,225
Prime Security Services Borrower LLC (BB-/Ba3)(b) (1M LIBOR + 3.250%)
3,118,399	4.250		09/23/26	3,126,195
Rockwood Service Corporation (B/B2)(b) (1M LIBOR + 4.250%)
1,488,750	4.397		01/23/27	1,483,167
STG-Fairway Holdings LLC (B-/B2)(b) (1M LIBOR + 3.250%)
2,315,871	3.397		01/31/27	2,275,344
Trans Union LLC (BBB-/Ba2)(b) (1M LIBOR + 1.750%)
2,436,745	1.898		11/16/26	2,425,074
TruGreen LP (NR/NR)(c)(d)
1,225,000	0.000		11/02/28	1,225,000
TruGreen LP (B/B1)(c)
1,275,000	0.000		11/02/27	1,279,781

				40,824,846

Computers(b) – 0.2%
Redstone Buyer LLC (B/B1) (2M LIBOR + 5.000%)
2,600,000	6.000		09/01/27	2,607,306

Construction Machinery(b) – 0.5%
Brookfield WEC Holdings Inc. (B/B2) (1M LIBOR + 3.000%)
4,917,918	3.750		08/01/25	4,900,361
Welbilt, Inc. (CCC+/B3) (1M LIBOR + 2.500%)
2,147,500	2.645		10/23/25	2,029,388

				6,929,749

Consumer Cyclical Services – 0.3%
Fleet U.S. Bidco, Inc. (B+/B2)(b) (1M LIBOR + 3.250%)
2,577,475	3.397		10/07/26	2,551,700
KAR Auction Services, Inc. (B/Ba3)(c)
1,975,000	0.000		09/19/26	1,940,437

				4,492,137

Consumer Cyclical Services - Business(b) – 1.8%
Advantage Sales & Marketing, Inc. (B/B2) (3M LIBOR + 5.250%)
2,500,000	6.000		10/28/27	2,488,550

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Consumer Cyclical Services - Business(b) – (continued)
Allied Universal Holding Co. LLC (B-/B3) (1M LIBOR + 4.250%)
	$4,379,695	4.397%	07/10/26	$ 4,356,877
Colorado Buyer, Inc. (CC/Caa2) (3M LIBOR + 7.250%)
	2,875,000	8.250	05/01/25	2,240,948
GT Polaris, Inc. (NR/NR) (3M LIBOR + 4.000%)
	1,275,000	5.000	09/24/27	1,278,506
Guidehouse LLP (B-/B1) (1M LIBOR + 4.500%)
	3,677,847	4.647	05/01/25	3,671,706
Sabre GLBL, Inc. (B/Ba3) (1M LIBOR + 2.000%)
	3,361,741	2.147	02/22/24	3,275,310
Stats Intermediate Holdings LLC (B-/B2) (3M LIBOR + 5.250%)
	1,308,454	5.471	07/10/26	1,289,913
Tempo Acquisition LLC (B/B1) (1M LIBOR + 3.250%)
	2,468,519	3.750	11/02/26	2,448,474
The House of HR (NR/NR) (6M EURIBOR + 4.250%)
EUR	2,475,000	4.250	07/27/26	3,001,542

				24,051,826

Consumer Products(b) – 0.2%
Coty, Inc. (B/B3) (1M LIBOR + 2.250%)
	$3,406,781	2.402	04/07/25	3,202,375

Consumer Products - Household & Leisure(b) – 0.7%
Diamond (BC) B.V. (B-/B1) (3M LIBOR + 3.000%)
	3,057,775	3.214	09/06/24	3,009,371
Harbor Freight Tools USA, Inc. (BB-/Ba3) (1M LIBOR + 3.250%)
	3,999,149	4.000	10/19/27	3,992,471
Prestige Brands, Inc. (BB/Ba3) (1M LIBOR + 2.000%)
	1,998,892	2.147	01/26/24	1,999,731

				9,001,573

Consumer Products - Non Durable – 0.7%
Alphabet Holding Co., Inc. (B-/B3)(b) (1M LIBOR + 3.500%)
	2,782,147	3.647	09/26/24	2,753,547
Alphabet Holding Co., Inc. (CCC/Caa2)(b) (1M LIBOR + 7.750%)
	2,575,000	7.897	09/26/25	2,558,262
HLF Financing S.a r.l. (BB+/Ba1)(b) (1M LIBOR + 2.750%)
	1,915,559	2.897	08/18/25	1,910,368
Kronos Acquisition Holdings, Inc. (B-/B2)(c)
	1,925,000	0.000	12/17/26	1,922,594

				9,144,771

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Distribution & Wholesale(c) – 0.1%
American Builders & Contractors Supply Co., Inc. (BB+/B1)
	$1,271,780	0.000%	01/15/27	$ 1,258,605

Distributor(b) – 0.2%
UGI Energy Services LLC (NR/Ba3) (1M LIBOR + 3.750%)
	2,615,460	3.897	08/13/26	2,615,460

Diversified Financial Services – 3.4%
Advisor Group, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
	1,965,075	5.147	07/31/26	1,943,794
Blackstone CQP Holding Co. LP (B+/B1)(b) (3M LIBOR + 3.500%)
	4,331,089	3.736	09/30/24	4,314,847
Citadel Securities LP (BBB-/Ba1)(b) (1M LIBOR + 2.750%)
	4,357,550	2.897	02/27/26	4,355,719
DLG Acquisitions Ltd. (NR/NR)(b) (6M EURIBOR + 3.500%)
EUR	1,825,000	3.500	05/15/26	2,204,429
Edelman Financial Center LLC (B/B2)(b) (1M LIBOR + 3.000%)
	$3,609,487	3.147	07/21/25	3,549,714
FinCo I LLC (BB/Baa3)(b) (1M LIBOR + 2.500%)
	1,390,589	2.647	06/27/25	1,387,988
First Eagle Holdings, Inc. (BB/Ba2)(b) (3M LIBOR + 2.500%)
	2,620,407	2.754	02/01/27	2,591,294
Fiserv Investment Solutions, Inc. (B/B2)(b) (3M LIBOR + 4.750%)
	2,544,744	4.970	02/18/27	2,561,718
Franklin Square Holdings LP (BB/Ba1)(b) (1M LIBOR + 2.250%)
	1,279,931	2.438	08/01/25	1,268,732
Jefferies Finance LLC (BB-/Ba3)(b) (1M LIBOR + 3.000%)
	3,956,127	3.188	06/03/26	3,922,500
KREF Holdings X LLC (BB-/Ba2)(c)
	1,275,000	0.000	08/05/27	1,284,563
MHI Holdings LLC (B/B2)(b) (1M LIBOR + 5.000%)
	3,060,393	5.147	09/21/26	3,045,091
Milano Acquisition Corp. (B+/B2)(b) (3M LIBOR + 4.000%)
	3,250,000	4.750	10/01/27	3,244,573
Nielsen Finance LLC (BBB-/Ba1)(b) (1M EURIBOR + 3.750%)
EUR	622,745	3.750	06/04/25	762,047
Radar Bidco SARL (NR/NR)(b)(d) (3M EURIBOR + 8.000%)
	1,149,826	8.000	12/16/24	1,415,220
Syncapay, Inc (B/B2)(c)
	$4,650,000	0.000	12/10/27	4,464,000

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Diversified Financial Services – (continued)
VFH Parent LLC (B+/Ba3)(b) (3M LIBOR + 3.000%)
$1,721,820	3.153%		03/01/26	$ 1,717,154
Victory Capital Holdings, Inc. (BB-/Ba3)(b) (3M LIBOR + 2.500%)
1,161,757	2.734		07/01/26	1,156,436

				45,189,819

Diversified Manufacturing(b) – 2.0%
AI Aqua Merger Sub, Inc. (B/B2)
(1M LIBOR + 3.250%)
966,302	4.250		12/13/23	959,054
(1M LIBOR + 3.250%)
1,605,652	4.250		12/13/23	1,591,603
(1M LIBOR + 5.250%)
500,000	6.250	(d)	12/13/23	500,000
AI Plex Acquico GmbH (B-/B3) (6M LIBOR + 5.000%)
2,693,866	5.316		07/31/26	2,601,817
Apex Tool Group LLC (CCC+/B3) (1M LIBOR + 5.250%)
3,874,367	6.500		08/01/24	3,822,218
Atkore International, Inc. (BB-/Ba3) (3M LIBOR + 2.750%)
3,732,485	3.750		12/22/23	3,740,249
Dynacast International LLC (CCC/Caa1) (3M LIBOR + 3.250%)
4,070,343	3.490		01/28/22	3,846,474
Gardner Denver, Inc. (BB+/Ba2) (1M LIBOR + 1.750%)
1,495,665	1.897		03/01/27	1,474,351
Robertshaw US Holding Corp. (CCC-/Caa3) (1M LIBOR + 8.000%)
4,650,000	9.000		02/28/26	3,627,000
Titan Acquisition Ltd. (B-/B2) (6M LIBOR + 3.000%)
4,148,835	3.267		03/28/25	4,037,107

				26,199,873

Electrical Utilities – 0.5%
Energizer Holdings, Inc. (NR/NR)
925,000	0.000	(c)	12/16/27	923,270
(3M LIBOR + 2.250%)
750,000	2.750	(b)	12/16/27	748,597
Pacific Gas & Electric Co. (BB-/B1)(b) (1M LIBOR + 4.500%)
2,587,000	5.500		06/23/25	2,613,517
Resideo Funding, Inc. (BBB-/Ba2)(b) (3M LIBOR + 2.250%)
2,613,810	2.510		10/24/25	2,568,069

				6,853,453

Entertainment(b) – 3.0%
Allen Media LLC (BB-/Ba3) (3M LIBOR + 5.500%)
4,579,680	5.754		02/10/27	4,554,858

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Entertainment(b) – (continued)
Alterra Mountain Co. (B/B2)
(1M LIBOR + 2.750%)
	$3,482,859	2.897%	07/31/24	$ 3,429,154
(1M LIBOR + 4.500%)
	369,576	5.500	08/01/26	370,962
AMC Entertainment Holdings, Inc. (CCC/Caa2) (3M LIBOR + 2.000%)
	5,631,904	5.250	04/22/26	3,603,010
Amer Sports Oyj (NR/NR) (6M EURIBOR + 4.500%)
EUR	3,225,000	4.500	03/30/26	3,748,267
Banijay Entertainment S.A.S (B/B1) (1M LIBOR + 3.750%)
	$3,640,875	3.903	03/01/25	3,586,262
CityCenter Holdings LLC (B+/B2) (1M LIBOR + 2.250%)
	3,538,895	2.397	04/18/24	3,483,618
Crown Finance US, Inc. (B-/B3) (3M LIBOR + 7.000%)
	447,586	7.000	05/23/24	531,136
Crown Finance US, Inc. (CCC/Caa2)
(6M LIBOR + 2.250%)
	3,096,308	2.769	02/28/25	2,089,512
(6M LIBOR + 2.750%)
	1,091,723	3.019	09/30/26	728,725
PCI Gaming Authority (BB+/Ba3) (1M LIBOR + 2.500%)
	4,918,308	2.647	05/29/26	4,858,501
Playtika Holding Corp. (BB-/B1) (3M LIBOR + 6.000%)
	3,117,340	7.000	12/10/24	3,132,584
UFC Holdings LLC (B/B2) (6M LIBOR + 3.250%)
	2,551,228	4.250	04/29/26	2,540,462
Vue International Bidco PLC (CCC+/Caa1) (6M EURIBOR + 4.750%)
EUR	3,136,096	4.750	07/03/26	3,245,573

				39,902,624

Environmental(b) – 1.0%
Core & Main LP (B/B2) (3M LIBOR + 2.750%)
	$4,040,700	3.750	08/01/24	4,017,143
EnergySolutions LLC (B-/B3) (3M LIBOR + 3.750%)
	4,477,482	4.750	05/09/25	4,397,246
GFL Environmental, Inc. (BB-/WR) (3M LIBOR + 3.000%)
	2,378,165	3.500	05/30/25	2,380,139
Innovative Water Care Global Corp. (CCC+/Caa1) (3M LIBOR + 5.000%)
	2,225,462	6.000	02/27/26	1,991,788

				12,786,316

Food & Beverages – 1.8%
BellRing Brands LLC (B+/B2)(b) (1M LIBOR + 5.000%)
	1,173,461	6.000	10/21/24	1,176,982
CHG PPC Parent LLC (B/B2)(b) (1M LIBOR + 2.750%)
	2,587,281	2.897	03/31/25	2,543,634

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Food & Beverages – (continued)
Chobani LLC (B-/B1)(b) (1M LIBOR + 3.500%)
	$3,192,000	4.500%	10/20/27	$ 3,180,828
Froneri International Ltd. (B+/B1)(b)
(1M EURIBOR + 2.625%)
EUR	1,100,000	2.625	01/31/27	1,324,115
(1M LIBOR + 2.250%)
	$5,174,000	2.397	01/31/27	5,117,086
Shearer’s Foods, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
	1,271,813	4.750	09/23/27	1,271,418
Sigma Bidco B.V. (NR/NR)(b) (6M LIBOR + 3.000%)
	4,474,905	3.369	07/02/25	4,431,544
Sunshine Investments B.V. (NR/NR)(c)
EUR	1,200,000	0.000	03/28/25	1,467,475
Sunshine Investments B.V. (B+/B1)(b)
(3M EURIBOR + 3.250%)
	525,000	3.250	03/28/25	635,818
(3M LIBOR + 3.250%)
	$3,169,746	3.471	03/28/25	3,142,011

				24,290,911

Food & Drug Retailing(b) – 0.2%
B&G Foods, Inc. (BB/Ba2) (1M LIBOR + 2.500%)
	1,350,000	2.647	10/10/26	1,346,139
US Foods, Inc. (BB-/B3) (1M LIBOR + 1.750%)
	1,919,974	1.897	06/27/23	1,889,216

				3,235,355

Gaming(b) – 1.2%
Caesars Resort Collection LLC (B+/B1) (1M LIBOR + 2.750%)
	6,936,292	2.897	12/23/24	6,796,733
Mohegan Tribal Gaming Authority (CCC+/Caa1) (3M LIBOR + 5.375%)
	1,351,697	6.375	10/13/23	1,288,722
Scientific Games International, Inc. (B+/B1) (1M LIBOR + 2.750%)
	6,709,437	2.897	08/14/24	6,543,378
The Stars Group Holdings B.V. (BBB-/Ba1) (3M LIBOR + 3.500%)
	1,228,178	3.751	07/10/25	1,231,936

				15,860,769

Health Care - Pharmaceuticals(b) – 1.8%
Amedes Holding AG (B/B2) (3M EURIBOR + 3.000%)
EUR	3,010,720	3.000	06/08/26	3,682,644
Bausch Health Cos., Inc. (BB/Ba2)
(1M LIBOR + 2.750%)
	$2,172,111	2.898	11/27/25	2,149,608
(1M LIBOR + 3.000%)
	5,013,722	3.148	06/02/25	4,991,812

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Pharmaceuticals(b) – (continued)
Endo Finance Co. (Luxembourg) S.a.r.l. (B+/B2) (3M LIBOR + 4.250%)
	$5,055,860	5.000%	04/29/24	$ 4,967,383
Grifols Worldwide Operations USA, Inc. (BB+/Ba2) (1 Week LIBOR + 2.000%)
	4,899,399	2.102	11/15/27	4,853,491
Sunshine Luxembourg VII S.a r.l. (B-/B2) (3M LIBOR + 4.000%)
	3,185,042	5.000	10/01/26	3,191,029

				23,835,967

Health Care - Services – 6.0%
Air Medical Group Holdings, Inc. (B/B2)(b) (3M LIBOR + 4.250%)
	3,018,878	5.250	03/14/25	2,985,459
Air Methods Corp. (B/B3)(b) (3M LIBOR + 3.500%)
	2,051,375	4.500	04/22/24	1,970,345
American Renal Holdings, Inc. (B-/B3)(b) (1M LIBOR + 5.000%)
	3,062,227	5.147	06/21/24	3,052,397
Athenahealth, Inc. (B/B2)(b) (1M LIBOR + 4.500%)
	4,431,566	4.648	02/11/26	4,419,380
Change Healthcare Holdings LLC (B+/B1)(b) (3M LIBOR + 2.500%)
	2,649,872	3.500	03/01/24	2,635,298
Envision Healthcare Corp. (CCC/Caa1)(b) (1M LIBOR + 3.750%)
	6,730,210	3.897	10/10/25	5,593,680
ExamWorks Group, Inc. (B/B1)(b) (3M LIBOR + 3.250%)
	2,579,846	4.250	07/27/23	2,574,480
Gentiva Health Services, Inc. (B/B1)(b) (1M LIBOR + 3.250%)
	3,801,266	3.438	07/02/25	3,775,151
Global Medical Response, Inc. (B/B2)(b) (3M LIBOR + 4.750%)
	1,500,000	5.750	10/02/25	1,487,505
Help At Home, Inc. (B-/B1)(b) (3M LIBOR + 5.000%)
	1,864,655	6.000	10/29/27	1,848,339
Jaguar Holding Company II (BB-/Ba2)(b) (1M LIBOR + 2.500%)
	4,498,401	3.500	08/18/22	4,494,488
MPH Acquisition Holdings LLC (B+/Ba3)(b) (3M LIBOR + 2.750%)
	5,165,057	3.750	06/07/23	5,136,029
Pluto Acquisition I, Inc. (B-/B2)(c)
	1,250,000	0.000	06/22/26	1,250,000
RegionalCare Hospital Partners Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
	5,599,810	3.897	11/16/25	5,578,138
Rodenstock GmbH (NR/NR)(b)(d) (6M EURIBOR + 5.250%)
EUR	2,725,000	5.250	06/15/26	3,287,384

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Health Care - Services – (continued)
Sedgwick Claims Management Services, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
$6,111,141	3.397%	12/31/25	$ 6,006,763
Sotera Health Holdings LLC (B+/B1)(b) (3M LIBOR + 4.500%)
4,400,670	5.500	12/11/26	4,413,521
Team Health Holdings, Inc. (B-/Caa1)(b) (1M LIBOR + 2.750%)
7,075,001	3.750	02/06/24	6,282,884
U.S. Renal Care, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
4,834,110	5.147	06/26/26	4,803,896
Verscend Holding Corp. (B+/B3)(b) (1M LIBOR + 4.500%)
4,558,426	4.647	08/27/25	4,549,309
Vizient, Inc. (BB-/Ba2)(b) (1M LIBOR + 2.000%)
1,977,437	2.147	05/06/26	1,958,493
WP CityMD Bidco LLC (B-/B2)(b) (3M LIBOR + 4.500%)
1,435,500	5.500	08/13/26	1,432,514

			79,535,453

Healthcare Providers & Services(b) – 0.2%
Conservice Midco LLC (B/B2) (3M LIBOR + 4.250%)
2,498,738	4.503	05/13/27	2,498,738

Home Construction – 0.3%
CP Atlas Buyer, Inc. (B/B2)(b)
(3M LIBOR + 4.500%)
825,000	5.250	11/23/27	826,031
(3M LIBOR + 4.500%)
275,000	5.250	11/23/27	275,344
Gyp Holdings III Corp. (BB-/B1)(b) (1M LIBOR + 2.750%)
1,926,566	2.897	06/01/25	1,916,124
MI Windows and Doors LLC (NR/NR)(c)
1,500,000	0.000	12/18/27	1,501,875

			4,519,374

Hotels, Restaurants & Leisure(b) – 0.1%
Carnival Corp. (BB-/Ba2) (1M LIBOR + 7.500%)
1,246,867	8.500	06/30/25	1,281,156

Insurance – 1.6%
Acrisure LLC (B/B2)(b) (1M LIBOR + 3.500%)
3,473,750	3.647	02/15/27	3,400,662
Alliant Holdings Intermediate LLC (B/B2)(b) (1M LIBOR + 3.250%)
3,965,661	3.397	05/09/25	3,894,795
AssuredPartners, Inc. (B/B1)(b) (1M LIBOR + 3.500%)
1,841,213	3.647	02/12/27	1,811,864

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Insurance – (continued)
HUB International Ltd. (B/B2)(b) (3M LIBOR + 2.750%)
	$5,153,053	2.965%	04/25/25	$ 5,054,836
OneDigital Borrower LLC (B/B3)(c)
	1,624,219	0.000	11/16/27	1,624,219
	300,781	0.000	11/16/27	300,781
Sedgwick Claims Management Services, Inc. (B/B2)(b) (1M LIBOR + 4.250%)
	547,250	5.250	09/03/26	550,670
USI, Inc. (B/B2)(b) (3M LIBOR + 3.000%)
	5,008,480	3.254	05/16/24	4,932,302

				21,570,129

Lodging(c) – 0.1%
Four Seasons Hotels Ltd. (BB+/Ba3)
	1,944,935	0.000	11/30/23	1,929,298

Machinery – 0.6%
Shape Technologies Group, Inc. (CCC+/Caa2)(b) (1M LIBOR + 3.000%)
	2,869,363	3.147	04/21/25	2,499,932
Star US Bidco LLC (B-/B3)(b)(1M LIBOR + 4.250%)
	1,991,247	5.250	03/17/27	1,948,933
Vertical Midco GmbH (NR/NR)(c) (6M LIBOR + 4.250%)
	3,192,000	0.000	07/30/27	3,202,821

				7,651,686

Media – 0.4%
Adevinta ASA (NR/NR)(c)
	950,000	0.000	10/13/27	948,518
EUR	1,250,000	0.000	10/13/27	1,528,116
Gray Television, Inc. (BB/Ba2)(c)
	$1,300,000	0.000	01/02/26	1,289,704
Meredith Corp. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
	1,893,413	2.647	01/31/25	1,871,052

				5,637,390

Media - Broadcasting & Radio – 1.8%
Cumulus Media New Holdings, Inc. (B/B2)(b) (3M LIBOR + 3.750%)
	3,278,353	4.750	03/31/26	3,215,507
Diamond Sports Group LLC (BB-/Ba3)(b) (1M LIBOR + 3.250%)
	2,742,025	3.400	08/24/26	2,415,834
Digital Room Holdings, Inc. (B-/B2)(b) (6M LIBOR + 5.000%)
	2,992,175	5.269	05/21/26	2,805,164

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Media - Broadcasting & Radio – (continued)
Metro-Goldwyn-Mayer, Inc. (BB-/Ba3)(b) (1M LIBOR + 2.500%)
$2,210,427	2.650%		07/03/25	$ 2,210,427
Metro-Goldwyn-Mayer, Inc. (CCC+/B3)(b) (1M LIBOR + 4.500%)
1,050,000	5.500		07/03/26	1,044,750
Nexstar Broadcasting, Inc. (BB/Ba3)(b)
(1M LIBOR + 2.250%)
2,057,015	2.395		01/17/24	2,036,116
(3M LIBOR + 2.750%)
2,221,570	2.905		09/18/26	2,204,087
Renaissance Holding Corp. (B-/B2)(b) (1M LIBOR + 3.250%)
1,916,649	3.397		05/30/25	1,880,405
Renaissance Holding Corp. (CCC/Caa2)(b) (1M LIBOR + 7.000%)
2,000,000	7.147		05/29/26	1,972,500
The E.W. Scripps Co. (BB-/Ba3)
1,350,000	0.000	(c)	12/15/27	1,350,000
(1M LIBOR + 2.000%)
1,546,351	2.147	(b)	10/02/24	1,534,274
WMG Acquisition Corp. (BB/Ba3)(b) (1M LIBOR + 2.125%)
1,136,053	2.272		11/01/23	1,133,032

				23,802,096

Media - Cable – 3.0%
Altice Financing SA (B/B2)(b)
(1M LIBOR + 2.750%)
1,964,377	2.909		07/15/25	1,919,117
(1M LIBOR + 2.750%)
4,028,673	2.897		01/31/26	3,934,000
Altice France SA (B/B2)(b) (1M LIBOR + 3.688%)
4,435,335	3.846		01/31/26	4,384,062
Charter Communications Operating LLC (BBB-/Ba1)(c)
1,296,717	0.000		02/01/27	1,288,133
Cogeco Communications, Inc. (BB/B1)(b) (1M LIBOR + 2.000%)
3,254,527	2.147		01/03/25	3,209,777
CSC Holdings LLC (BB/Ba3)(b) (1M LIBOR + 2.250%)
3,912,453	2.409		07/17/25	3,848,172
iHeartCommunications, Inc. (B+/B1)(b) (1M LIBOR + 4.000%)
1,726,188	4.750		05/01/26	1,724,755
ION Media Networks, Inc. (BB-/B1)(b) (1M LIBOR + 3.000%)
2,525,725	3.188		12/18/24	2,521,507
Numericable Group SA (B/B2)(b) (1M LIBOR + 2.750%)
4,700,984	2.897		07/31/25	4,594,835
Univision Communications, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
1,923,142	4.750		03/15/26	1,922,334
Virgin Media Bristol LLC (BB-/Ba3)(b) (1M LIBOR + 2.500%)
4,858,080	2.659		01/31/28	4,808,625

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Cable – (continued)
Windstream Services LLC (B/B3)(c)
$1,325,000	0.000%	09/21/27	$ 1,293,531
Ziggo Financing Partnership B.V. (B+/B1)(b) (1M LIBOR + 2.500%)
4,500,000	2.659	04/30/28	4,467,645

			39,916,493

Media - Non Cable(b) – 3.7%
Ascend Learning LLC (B-/B1) (1M LIBOR + 3.000%)
2,462,778	4.000	07/12/24	2,447,386
Cambium Learning Group, Inc. (NR/Caa2) (3M LIBOR + 8.500%)
1,075,000	9.500	12/18/26	1,045,437
Cambium Learning Group, Inc. (B-/B2) (3M LIBOR + 4.500%)
2,652,328	4.754	12/18/25	2,633,099
Clear Channel Outdoor Holdings, Inc. (B/B1) (3M LIBOR + 3.500%)
4,162,673	3.714	08/21/26	3,999,122
Entercom Media Corp. (BB-/Ba3) (1M LIBOR + 2.500%)
2,790,329	2.648	11/18/24	2,720,571
Getty Images, Inc. (B-/B2) (1M LIBOR + 4.500%)
4,428,458	4.647	02/19/26	4,350,960
Hubbard Radio LLC (B/B2) (3M LIBOR + 4.250%)
3,790,378	5.250	03/28/25	3,657,714
iHeartCommunications, Inc. (B+/B1) (1M LIBOR + 3.000%)
925,672	3.147	05/01/26	909,473
Lions Gate Capital Holdings LLC (B+/Ba2) (1M LIBOR + 2.250%)
3,224,921	2.398	03/24/25	3,172,516
McGraw-Hill Global Education Holdings LLC (B/Caa1) (3M LIBOR + 4.000%)
4,673,373	5.000	05/04/22	4,545,369
Meredith Corp. (BB-/Ba3) (3M LIBOR + 4.250%)
4,104,375	5.250	01/31/25	4,122,845
NEP/NCP Holdco, Inc. (B/Caa1) (1M LIBOR + 3.250%)
2,819,601	3.397	10/20/25	2,666,102
NEP/NCP Holdco, Inc. (CCC/Caa3) (1M LIBOR + 7.000%)
3,200,000	7.147	10/19/26	2,713,600
Nielsen Finance LLC (NR/NR) (1M LIBOR + 3.750%)
2,546,375	4.750	06/04/25	2,558,572
Prometric Holdings, Inc. (B-/B2) (1M LIBOR + 3.000%)
1,396,447	4.000	01/29/25	1,356,648

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Media - Non Cable(b) – (continued)
Terrier Media Buyer, Inc. (B+/B1)
(1M LIBOR + 4.250%)
	$4,752,000	4.397%	12/17/26	$ 4,750,527
(1M LIBOR + 4.250%)
	995,000	4.397	12/17/26	992,512

				48,642,453

Metals & Mining(b) – 0.9%
Anvil International LLC (B-/B3) (1M LIBOR + 5.000%)
	3,950,000	5.150	05/28/26	3,721,887
Crosby US Acquisition Corp. (B-/B2) (1M LIBOR + 4.750%)
	3,335,569	4.894	06/26/26	3,252,180
Oxbow Carbon LLC (BB-/B1) (1M LIBOR + 4.250%)
	3,480,938	5.000	10/13/25	3,472,235
U.S. Silica Co. (CCC+/Caa1) (1M LIBOR + 4.000%)
	1,538,478	5.000	05/01/25	1,344,245

				11,790,547

Oil & Gas Services(b) – 0.0%
EG Group Ltd. (B-/B3) (3M LIBOR + 4.000%)
	548,590	4.254	02/07/25	541,392

Packaging – 3.6%
Berlin Packaging LLC (B-/B3)(b) (1M LIBOR + 3.000%)
	4,959,314	3.160	11/07/25	4,871,931
Berry Global, Inc. (BBB-/Ba2)(c)
	3,250,000	0.000	07/01/26	3,230,922
BWAY Holding Co. (B-/B3)(b) (3M LIBOR + 3.250%)
	5,705,949	3.480	04/03/24	5,499,108
Canister International Group, Inc. (B/B2)(b) (1M LIBOR + 4.750%)
	2,387,486	4.897	12/21/26	2,375,549
Charter NEX US, Inc. (NR/NR)(b) (1M LIBOR + 4.250%)
	4,735,717	5.000	12/01/27	4,754,660
Consolidated Container Co. LLC (B+/B2)(b) (1M LIBOR + 2.750%)
	3,959,717	3.750	05/22/24	3,945,699
Flex Acquisition Co., Inc. (B/B2)(b)
(3M LIBOR + 3.000%)
	1,114,243	4.000	12/29/23	1,106,934
(3M LIBOR + 3.000%)
	3,242,609	3.225	06/29/25	3,199,644
LABL, Inc. (B/B2)(b)
(1M EURIBOR + 5.000%)
EUR	3,050,000	5.000	07/01/26	3,726,033
(1M LIBOR + 4.500%)
	$1,105,049	4.647	07/01/26	1,104,010
Pregis TopCo Corp. (B-/B2)(b) (1M LIBOR + 4.250%)
	1,500,000	5.000	08/01/26	1,488,750

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Packaging – (continued)
Pro Mach Group, Inc. (B-/B2)(b) (1M LIBOR + 2.750%)
$4,722,760	2.897%		03/07/25	$ 4,632,508
Reynolds Consumer Products, Inc (BB+/Ba1)(b) (1M LIBOR + 1.750%)
2,735,076	1.897		02/04/27	2,714,563
Reynolds Group Holdings, Inc. (B+/B1)(b) (1M LIBOR + 3.250%)
2,475,000	3.397		02/05/26	2,453,344
Trident TPI Holdings, Inc. (B-/B2)(b) (3M LIBOR + 3.000%)
2,520,348	4.000		10/17/24	2,483,097

				47,586,752

Paper – 0.4%
Altium Packaging LLC (B+/B2)(b) (1M LIBOR + 3.000%)
738,787	3.147		06/14/26	733,247
Clearwater Paper Corp. (BB+/Ba1)(c)
1,206,643	0.000		07/26/26	1,209,659
Pregis TopCo Corp. (B-/B2)(b) (1M LIBOR + 3.750%)
3,636,699	3.897		07/31/26	3,618,516

				5,561,422

Pipelines(b) – 2.2%
BCP Raptor LLC (B-/B3)
(1M LIBOR + 4.250%)
1,527,108	5.250		06/24/24	1,394,448
(1M LIBOR + 4.750%)
3,229,911	4.897		11/03/25	2,894,000
Buckeye Partners LP (BBB-/Ba1) (1M LIBOR + 2.750%)
3,932,844	2.897		11/01/26	3,924,860
Centurion Pipeline Co. LLC (BB/B1)
(1M LIBOR + 3.250%)
1,247,212	3.397		09/29/25	1,237,471
(1M LIBOR + 4.250%)
1,560,000	4.147	(d)	09/28/25	1,552,200
Illuminate Buyer LLC (B+/B1) (1M LIBOR + 4.000%)
2,593,500	4.147		06/30/27	2,592,411
Lower Cadence Holdings LLC (B-/B2) (1M LIBOR + 4.000%)
2,216,250	4.147		05/22/26	2,159,470
NorthRiver Midstream Finance LP (BB/Ba3) (3M LIBOR + 3.250%)
3,714,500	3.475		10/01/25	3,648,976
Prairie ECI Acquiror LP (B-/B3) (1M LIBOR + 4.750%)
3,079,942	4.897		03/11/26	3,002,943
Traverse Midstream Partners LLC (B/B3) (1M LIBOR + 5.500%)
2,717,508	6.500		09/27/24	2,659,761
Waterbridge Midstream Operating LLC (B-/B3) (6M LIBOR + 5.750%)
4,141,049	6.750		06/22/26	3,543,206

				28,609,746

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Real Estate Investment Trust(b) – 0.8%
Brookfield Property REIT, Inc. (BB+/B1) (1M LIBOR + 2.500%)
$4,835,935	2.647%	08/27/25	$ 4,555,160
Forest City Enterprises LP (B+/B2) (1M LIBOR + 3.500%)
2,828,354	3.647	12/08/25	2,699,325
Realogy Group LLC (BB/Ba3) (1M LIBOR + 2.250%)
3,011,196	3.000	02/08/25	2,953,110

			10,207,595

Restaurants(b) – 0.4%
1011778 B.C. Unlimited Liability Co. (BB+/Ba2) (1M LIBOR + 1.750%)
4,837,162	1.897	11/19/26	4,763,105

Retailers(b) – 1.8%
Bass Pro Group LLC (B+/B1) (1M LIBOR + 5.000%)
4,984,898	5.750	09/25/24	4,993,821
Dealer Tire LLC (B-/B1) (1M LIBOR + 4.250%)
3,339,910	4.397	12/12/25	3,309,283
EG America LLC (B-/B3) (3M LIBOR + 4.000%)
3,980,870	4.254	02/07/25	3,928,641
Neiman Marcus Group Ltd. LLC (CCC+/Caa2) (3M LIBOR + 12.000%)
827,336	13.000	09/25/25	877,663
OEConnection LLC (B-/B2) (1M LIBOR + 4.000%)
3,208,483	4.147	09/25/26	3,168,377
Shutterfly, Inc. (B-/B2) (3M LIBOR + 6.000%)
2,122,565	7.000	09/25/26	2,107,409
Staples, Inc. (B/B1) (3M LIBOR + 5.000%)
5,363,729	5.214	04/16/26	5,185,117

			23,570,311

Retailing(c) – 0.1%
PetSmart, Inc. (B/B1)
1,300,000	0.000	03/11/22	1,296,334

Semiconductors(b)(d) – 0.0%
Allegro Microsystems, Inc. (BB/B1) (1M LIBOR + 4.000%)
150,000	4.147	09/30/27	149,625

Services Cyclical - Business Services – 0.7%
Asurion LLC (B+/Ba3)(c)
2,668,159	0.000	11/03/24	2,644,145
EVO Payments International LLC (B/B2)(b) (1M LIBOR + 3.250%)
2,507,227	3.400	12/22/23	2,504,093

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Services Cyclical - Business Services – (continued)
Travelport Finance (Luxembourg) S.a.r.l. (B-/B3)(b) (3M LIBOR + 1.500%)
$2,774,727	8.000%	02/28/25	$ 2,731,802
Travelport Finance (Luxembourg) S.a.r.l. (CCC-/Caa3)(b) (3M LIBOR + 5.000%)
2,320,928	5.220	05/29/26	1,566,139

			9,446,179

Services Cyclical - Consumer Services(b) – 1.6%
Asurion LLC (B/B3) (1M LIBOR + 6.500%)
1,769,818	6.647	08/04/25	1,780,880
Asurion LLC (B+/Ba3) (1M LIBOR + 3.000%)
2,488,481	3.147	11/03/23	2,462,551
KUEHG Corp. (CCC+/B3) (3M LIBOR + 3.750%)
3,685,206	4.750	02/21/25	3,484,363
Red Ventures LLC (B+/B1) (1M LIBOR + 3.500%)
2,825,000	4.250	11/08/24	2,803,812
USIC Holdings, Inc. (B-/B2) (1M LIBOR + 3.000%)
2,750,467	4.000	12/08/23	2,747,029
USS Ultimate Holdings, Inc. (B-/B1) (1M LIBOR + 3.750%)
2,485,861	4.750	08/25/24	2,480,417
USS Ultimate Holdings, Inc. (CCC/Caa1) (1M LIBOR + 7.750%)
2,225,000	8.750	08/25/25	2,213,875
Weight Watchers International, Inc. (BB/Ba2) (1M LIBOR + 4.750%)
3,303,390	5.500	11/29/24	3,298,567

			21,271,494

Technology - Hardware – 0.8%
CommScope, Inc. (B/Ba3)(b) (1M LIBOR + 3.250%)
3,224,634	3.397	04/06/26	3,196,418
Dell International LLC (BBB-/Baa3)(c)
2,548,924	0.000	09/19/25	2,549,230
ON Semiconductor Corp. (BB+/Baa3)(b) (1M LIBOR + 2.000%)
2,641,563	2.147	09/19/26	2,645,974
Tech Data Corp. (BBB-/Ba2)(b) (1M LIBOR + 5.500%)
1,300,000	5.645	06/30/25	1,296,750
Xperi Corp. (BB-/Ba3)(b) (1M LIBOR + 4.000%)
915,357	4.147	06/01/25	916,309

			10,604,681

Technology - Software – 2.4%
Avast Software B.V. (BB+/Ba2)(b) (3M LIBOR + 2.250%)
490,252	3.250	09/29/23	487,497

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software – (continued)
Camelot U.S. Acquisition 1 Co. (B/B2)(b) (1M LIBOR + 3.000%)
$2,530,827	3.147%	10/30/26	$ 2,517,110
Castle US Holding Corp. (B-/B2)(b) (3M LIBOR + 3.750%)
3,796,624	4.004	01/29/27	3,717,123
Cornerstone OnDemand, Inc. (B/B1)(b) (1M LIBOR + 4.250%)
2,061,321	4.394	04/22/27	2,068,309
Dynatrace LLC (BB-/B1)(b) (1M LIBOR + 2.250%)
2,389,134	2.397	08/22/25	2,363,762
Flexera Software LLC (B-/B1)(c)
1,275,000	0.000	01/26/28	1,273,406
Go Daddy Operating Co. LLC (BB/Ba1)(b) (1M LIBOR + 2.500%)
1,265,882	2.647	08/10/27	1,269,578
Informatica LLC (B-/B1)(b) (1M LIBOR + 3.250%)
2,411,775	3.397	02/25/27	2,389,177
Ivanti Software, Inc. (B-/B2)(c)
1,925,000	0.000	12/01/27	1,918,378
The Ultimate Software Group, Inc. (B/B1)(b) (3M LIBOR + 4.000%)
1,521,188	4.750	05/04/26	1,527,926
The Ultimate Software Group, Inc. (CCC/Caa1)(b) (3M LIBOR + 6.750%)
50,000	7.500	05/03/27	51,313
Tibco Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,226,404	3.900	06/30/26	4,137,903
Uber Technologies (B/B1)(b) (1M LIBOR + 4.000%)
1,338,172	5.000	04/04/25	1,341,798
VS Buyer LLC (B-/B1)(b) (1M LIBOR + 3.250%)
2,431,625	3.397	02/28/27	2,416,427
Weld North Education LLC (B-/WR)(c)
1,775,000	0.000	02/15/25	1,766,125
Zelis Healthcare Corp. (B/B2)(b) (1M LIBOR + 4.750%)
2,679,699	4.897	09/30/26	2,683,799

			31,929,631

Technology - Software/Services – 11.7%
Ahead Data Blue LLC (B/B1)(b) (3M LIBOR + 5.000%)
1,975,000	6.000	10/13/27	1,938,581
Almonde, Inc. (CCC-/Caa2)(b) (6M LIBOR + 7.250%)
1,625,000	8.250	06/13/25	1,625,585
AppLovin Corp. (B+/B1)(b)
(1M LIBOR + 3.500%)
2,742,732	3.647	08/15/25	2,732,447
(1M LIBOR + 4.000%)
863,475	4.147	08/15/25	860,781

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Aston Finance Co. S.a.r.l. (B-/B2)(b) (3M LIBOR + 4.250%)
$620,188	4.391%	10/09/26	$ 611,078
Banff Merger Sub, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
3,764,569	4.397	10/02/25	3,744,654
Bracket Intermediate Holding Corp. (B-/B2)(b) (3M LIBOR + 4.250%)
3,007,676	4.484	09/05/25	2,966,320
BY Crown Parent LLC (B-/B1)(c)
1,945,113	0.000	02/02/26	1,940,250
Camelot U.S. Acquisition 1 Co. (B/B2)(b) (1M LIBOR + 3.000%)
675,000	4.000	10/30/26	674,366
Cardtronics USA, Inc. (BB+/Ba2)(b) (1M LIBOR + 4.000%)
2,566,427	5.000	06/29/27	2,562,141
Ceridian HCM Holding, Inc. (B+/B2)(b) (1 Week LIBOR + 2.500%)
3,882,436	2.600	04/30/25	3,827,422
Cloudera, Inc. (NR/NR)(b) (3M LIBOR + 2.500%)
1,400,000	3.250	12/17/27	1,396,500
ConvergeOne Holdings, Inc. (B-/B2)(b) (1M LIBOR + 5.000%)
2,379,669	5.148	01/04/26	2,233,914
DCert Buyer, Inc. (B-/B2)(b) (1M LIBOR + 4.000%)
3,200,813	4.147	10/16/26	3,193,387
Electronics for Imaging, Inc. (CCC+/B3)(b) (1M LIBOR + 5.000%)
1,856,250	5.147	07/23/26	1,578,388
Emerald TopCo, Inc. (B/B2)(b) (3M LIBOR + 3.500%)
3,476,347	3.714	07/24/26	3,428,548
Epicor Software Corp. (B-/B2)(b) (1M LIBOR + 4.250%)
2,443,875	5.250	07/30/27	2,455,581
Epicor Software Corp. (CCC/Caa2)(b) (1M LIBOR + 7.750%)
200,000	8.750	07/31/28	208,126
Eta Australia Holdings III Pty Ltd. (B-/B3)(b) (1M LIBOR + 4.000%)
5,072,750	4.147	05/06/26	4,945,931
Finastra USA, Inc. (CCC+/B2)(b)(6M LIBOR + 3.500%)
2,373,784	4.500	06/13/24	2,322,605
Genuine Financial Holdings LLC (B-/B3)(b) (1M LIBOR + 3.750%)
4,116,963	3.897	07/11/25	3,981,433
Genuine Financial Holdings LLC (CCC/Caa3)(b) (1M LIBOR + 7.250%)
4,300,000	7.397	07/10/26	3,341,100
Hudson River Trading LLC (BB-/Ba2)(b) (1M LIBOR + 3.000%)
3,382,915	3.147	02/18/27	3,378,686
Huskies Parent, Inc. (B-/B2)(b)(2M LIBOR + 4.000%)
2,871,000	4.179	07/31/26	2,856,645

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Hyland Software, Inc. (B-/B1)(b) (1M LIBOR + 3.500%)
$2,532,565	4.250%	07/01/24	$ 2,535,376
Hyland Software, Inc. (CCC/Caa1)(b) (1M LIBOR + 7.000%)
1,716,000	7.750	07/07/25	1,726,004
Ion Trading Technologies S.a.r.l. (B/B3)(b) (3M LIBOR + 4.000%)
4,268,590	5.000	11/21/24	4,253,351
MA FinanceCo. LLC (BB-/B1)(b) (1M LIBOR + 2.750%)
411,089	2.897	06/21/24	404,923
Marcel LUX IV S.a.r.l. (B/B2)(b) (1M LIBOR + 3.250%)
4,518,458	3.395	03/15/26	4,411,145
McAfee LLC (BB-/B1)(b) (1M LIBOR + 3.750%)
1,733,393	3.898	09/30/24	1,732,093
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.500%)
3,580,806	3.647	09/13/24	3,528,455
Mitchell International, Inc. (NR/NR)(b) (1M LIBOR + 7.250%)
1,100,000	7.397	12/01/25	1,061,500
Mitchell International, Inc. (B-/B2)(b)
(1M LIBOR + 3.250%)
2,899,089	3.397	11/29/24	2,842,933
(1M LIBOR + 4.250%)
1,745,625	4.750	11/29/24	1,744,752
Omnitracs, Inc. (B-/B2)(b)
(1M LIBOR + 2.750%)
4,152,423	2.898	03/21/25	4,058,122
(1M LIBOR + 4.250%)
1,100,000	4.403	03/23/25	1,102,750
Omnitracs, Inc. (CCC/Caa2)(b) (1M LIBOR + 8.000%)
1,600,000	8.148	09/29/28	1,576,000
Park Place Technologies LLC (B-/B2)(b) (1M LIBOR + 5.000%)
1,600,000	6.000	11/10/27	1,533,328
Pitney Bowes, Inc. (BBB-/Ba1)(b) (1M LIBOR + 5.500%)
2,021,250	5.650	01/07/25	2,001,462
Presidio, Inc. (B/B1)(b) (3M LIBOR + 3.500%)
1,990,000	3.720	01/22/27	1,981,921
Project Boost Purchaser LLC (B-/B2)(b) (1M LIBOR + 3.500%)
3,763,472	3.647	06/01/26	3,721,133
QBS Parent, Inc. (B/B3)(b) (3M LIBOR + 4.250%)
4,203,527	4.504	09/22/25	3,854,634
Quest Software US Holdings, Inc. (B+/B2)(b) (3M LIBOR + 4.250%)
2,529,825	4.464	05/16/25	2,482,390
Refinitiv US Holdings, Inc. (B/B2)(b) (1M LIBOR + 3.250%)
5,702,941	3.397	10/01/25	5,691,079
Rocket Software, Inc. (B-/B2)(b) (1M LIBOR + 4.250%)
1,947,312	4.397	11/28/25	1,928,112

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(a) – (continued)
Technology - Software/Services – (continued)
Seattle SpinCo, Inc. (BB-/B1)(b) (1M LIBOR + 2.750%)
$2,776,186	2.897%		06/21/24	$ 2,734,543
Severin Acquisition LLC (B-/B2)(b) (1M LIBOR + 3.250%)
5,034,523	3.404		08/01/25	4,965,299
Sirius Computer Solutions, Inc. (B/Ba3)(b) (1M LIBOR + 3.500%)
2,712,223	3.647		07/01/26	2,696,248
Syncsort, Inc. (B-/B2)(b) (3M LIBOR + 6.000%)
4,399,328	7.000		08/16/24	4,391,101
The Dun & Bradstreet Corp. (B+/B1)
550,000	0.000	(c)	02/06/26	549,769
(1M LIBOR + 3.750%)
4,488,265	3.898	(b)	02/06/26	4,486,380
The Ultimate Software Group, Inc. (B/B1)(b) (1M LIBOR + 3.750%)
4,888,125	3.897		05/04/26	4,880,500
TriTech Software Systems (CCC+/Caa1)(b) (3M LIBOR + 3.750%)
7,352,085	4.004		08/29/25	6,841,115
TTM Technologies, Inc. (BB+/Ba1)(b) (3M LIBOR + 2.500%)
1,456,321	2.655		09/28/24	1,449,040
Ultra Clean Holdings, Inc. (B+/B1)(b) (1M LIBOR + 4.500%)
2,761,026	4.647		08/27/25	2,733,416
Upland Software, Inc. (B/B2)(b) (1M LIBOR + 3.750%)
4,369,687	3.897		08/06/26	4,333,288
Virtusa Corp. (NR/NR)(c)
3,230,000	0.000		12/01/27	3,205,775

				156,242,406

Telecommunication Services – 4.2%
Buzz Merger Sub Ltd. (B/B1)(b)
(1M LIBOR + 2.750%)
2,605,313	2.897		01/29/27	2,589,029
(1M LIBOR + 3.250%)
997,500	3.750		01/29/27	996,253
CCI Buyer, Inc. (B-/B1)(c)
1,275,000	0.000		12/17/27	1,272,871
CenturyLink, Inc. (BBB-/Ba3)(b) (1M LIBOR + 2.250%)
5,113,085	2.397		03/15/27	5,054,285
CNT Holdings I Corp. (NR/NR)(b) (3M LIBOR + 6.750%)
525,000	7.500		10/16/28	532,875
CNT Holdings I Corp. (B/B2)(b)(6M LIBOR + 3.750%)
3,350,000	4.500		11/08/27	3,344,238
Connect Finco S.a.r.l. (B+/B1)(b) (1M LIBOR + 4.500%)
4,328,250	5.500		12/11/26	4,338,292
Hoya Midco LLC ( B-/B3)(b)(6M LIBOR + 3.500%)
5,134,570	4.500		06/30/24	4,823,313

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Telecommunication Services – (continued)
Imperva, Inc. (B-/B2)(b) (3M LIBOR + 4.000%)
$5,630,380	5.000%	01/12/26	$ 5,623,342
Intelsat Jackson Holdings Ltd. (NR/WR)(b) (1M LIBOR + 8.625%)
3,375,000	8.625	01/02/24	3,426,840
Intelsat Jackson Holdings SA (NR/NR)(b) (3M LIBOR + 5.500%)
481,082	6.500	07/13/22	489,982
LogMeIn, Inc. (B-/B1)(b) (1M LIBOR + 4.750%)
2,425,000	4.903	08/31/27	2,414,403
MH Sub I LLC (B/B2)(b) (1M LIBOR + 3.750%)
1,644,119	4.750	09/13/24	1,637,543
MLN US Holding Co. LLC (B-/B3)(b) (1M LIBOR + 4.500%)
3,322,520	4.652	11/30/25	2,996,514
Project Alpha Intermediate Holding, Inc. (B/B3)(b) (3M LIBOR + 3.500%)
5,092,943	4.500	04/26/24	5,039,875
PUG LLC (B-/B3)(b) (1M LIBOR + 3.500%)
2,019,899	3.647	02/12/27	1,922,277
Rackspace Hosting, Inc. (B+/B1)(b) (3M LIBOR + 3.000%)
1,736,504	4.000	11/03/23	1,732,597
Web.com Group, Inc. (B+/B2)(b) (1M LIBOR + 3.750%)
5,425,000	3.898	10/10/25	5,341,346
Zayo Group Holdings, Inc. (B/B1)(b) (1M LIBOR + 3.000%)
2,915,382	3.147	03/09/27	2,893,517

			56,469,392

Textiles(b) – 0.4%
Kontoor Brands, Inc. (B+/Ba2) (1M LIBOR + 4.250%)
1,709,667	4.397	05/15/26	1,701,118
Renfro Corp. (NR/NR)(d) (1M LIBOR + 9.000%)
1,425,211	10.000	02/12/21	1,325,446
Renfro Corp. (CC/Caa3)(d)(2M LIBOR + 5.500%)
6,189,104	6.750	03/31/21	2,175,842

			5,202,406

Transportation(c) – 0.2%
Genesee & Wyoming, Inc. (BB+/Ba2)
2,568,530	0.000	12/30/26	2,560,902

Transportation Services(b) – 0.2%
XPO Logistics, Inc. (BBB-/Baa3) (1M LIBOR + 2.500%)
3,200,000	2.658	02/24/25	3,196,448

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – (continued)
Utilities - Electric(b) – 0.9%
Calpine Corp. (BB+/Ba2)
(1M LIBOR + 2.000%)
$1,234,375	2.147%	08/12/26	$ 1,216,415
(1M LIBOR + 2.500%)
2,360,328	2.650	12/16/27	2,342,626
LMBE-MC Holdco II LLC (BB-/Ba3)(3M LIBOR + 4.000%)
5,039,243	4.240	12/03/25	4,969,953
Lonestar II Generation Holdings LLC (B+/Ba3)
(1M LIBOR + 5.000%)
3,318,545	5.147	04/20/26	3,241,389
(1M LIBOR + 5.000%)
404,463	5.147	04/20/26	395,059

			12,165,442

Wireless Telecommunications – 0.9%
Digicel International Finance Ltd. (NR/Caa1)(b)(6M LIBOR + 3.250%)
3,731,178	3.510	05/28/24	3,403,133
Radiate Holdco LLC (B/B1)(b)(1M LIBOR + 3.500%)
1,925,000	4.250	09/25/26	1,925,905
Telesat Canada (BB-/Ba3)(b)(1M LIBOR + 2.750%)
1,604,677	2.900	12/07/26	1,587,138
UPC Broadband Holding B.V. (BB-/B1)(c)
2,225,000	0.000	01/31/29	2,226,112
2,225,000	0.000	01/31/29	2,226,112

			11,368,400

Wirelines Telecommunications(b) – 0.7%
GTT Communications, Inc. (CCC/WR)(3M LIBOR + 2.750%)
2,803,123	3.000	05/31/25	2,182,007
Level 3 Financing, Inc. (BBB-/Ba1)(1M LIBOR + 1.750%)
3,823,623	1.897	03/01/27	3,755,906
Zacapa LLC (B-/B2)(6M LIBOR + 4.500%)
3,677,496	4.769	07/02/25	3,662,566

			9,600,479

TOTAL BANK LOANS (Cost $1,195,919,791)			$1,178,766,681

Corporate Obligations(e) – 4.8%
Aerospace & Defense(f) – 0.1%
TransDigm, Inc. (B+/Ba3)
$319,000	8.000%	12/15/25	$ 352,894
Triumph Group, Inc. (B-/B2)
544,000	8.875	06/01/24	598,400

			951,294

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(e) – (continued)
Airlines(f) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. (NR/Baa3)
$1,585,000	6.500%	06/20/27	$ 1,707,838

Automotive – 0.6%
Dana, Inc. (BB-/B2)
945,000	5.625	06/15/28	1,017,056
Ford Motor Co. (BB+/Ba2)
2,019,000	9.000	04/22/25	2,480,354
Ford Motor Credit Co. LLC (BB+/Ba2)
2,650,000	4.140	02/15/23	2,726,572
650,000	4.687	06/09/25	692,279
The Goodyear Tire & Rubber Co. (B+/B2)
710,000	5.125	11/15/23	710,887

			7,627,148

Capital Goods(f) – 0.1%
Vertical US New Co., Inc. (B/B1)
700,000	5.250	07/15/27	737,625

Chemicals(f) – 0.2%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. (B-/Caa1)
553,000	9.000	07/01/28	608,300
Rayonier AM Products, Inc. (B-/B1)
253,000	7.625	01/15/26	263,753
The Chemours Co. (B/B1)
1,445,000	5.750	11/15/28	1,473,900

			2,345,953

Commercial Services(f) – 0.0%
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. (B/Ba3)
505,000	4.625	11/01/26	522,675

Diversified Financial Services(f) – 0.3%
LD Holdings Group LLC (B-/B2)
1,050,000	6.500	11/01/25	1,094,625
PennyMac Financial Services, Inc. (B+/B2)
1,215,000	5.375	10/15/25	1,281,825
United Shore Financial Services LLC (NR/Ba3)
1,550,000	5.500	11/15/25	1,623,625

			4,000,075

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(e) – (continued)
Electrical – 0.2%
PG&E Corp. (BB-/B1)
$2,215,000	5.000%	07/01/28	$ 2,358,975

Entertainment(f) – 0.1%
Caesars Entertainment, Inc. (B/B1)
1,785,000	6.250	07/01/25	1,901,025

Food & Drug Retailing(f) – 0.2%
US Foods, Inc. (B+/Caa1)
1,300,000	5.875	06/15/24	1,314,625
US Foods, Inc. (BB-/B3)
1,019,000	6.250	04/15/25	1,089,056

			2,403,681

Food Service(f) – 0.0%
Aramark Services, Inc. (B+/B1)
400,000	6.375	05/01/25	429,000

Gaming – 0.2%
MGM Resorts International (BB-/Ba3)
2,281,000	4.750	10/15/28	2,429,265

Healthcare Providers & Services(f) – 0.1%
DaVita, Inc. (B+/Ba3)
1,420,000	3.750	02/15/31	1,434,200

Insurance(f) – 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (B/B2)
2,500,000	4.250	10/15/27	2,543,750

Internet(f) – 0.6%
ANGI Group LLC (BB-/Ba3)
1,055,000	3.875	08/15/28	1,062,913
Cablevision Lightpath LLC (B+/B1)
2,469,000	3.875	09/15/27	2,484,431
Uber Technologies, Inc. (CCC+/B3)
1,780,000	7.500	05/15/25	1,920,175
2,175,000	6.250	01/15/28	2,365,312

			7,832,831

Leisure Time(f) – 0.0%
Sabre GLBL, Inc. (B/Ba3)
416,000	9.250	04/15/25	495,040

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(e) – (continued)
Machinery-Diversified(f) – 0.1%
Clark Equipment Co. (BB+/Ba3)
$899,000	5.875%	06/01/25	$ 948,445
GrafTech Finance, Inc. (BB-/B1)
1,040,000	4.625	12/15/28	1,050,400

			1,998,845

Media – 0.8%
Diamond Sports Group LLC/Diamond Sports Finance Co. (BB-/Ba3)(f)
4,850,000	5.375	08/15/26	3,940,625
iHeartCommunications, Inc. (B+/B1)
1,393,436	6.375	05/01/26	1,487,493
iHeartCommunications, Inc. (CCC+/Caa1)
1	8.375	05/01/27	1
Nexstar Broadcasting, Inc. (B/B3)(f)
1,894,000	4.750	11/01/28	1,976,862
Radiate Holdco LLC/Radiate Finance, Inc. (B/B1)(f)
797,000	4.500	09/15/26	820,910
Scripps Escrow II, Inc. (CCC+/Caa1)(f)
450,000	5.375	01/15/31	472,500
Townsquare Media, Inc. (B/B2)(f)
957,000	6.875	02/01/26	1,000,065
Univision Communications, Inc. (B/B2)(f)
1,500,000	6.625	06/01/27	1,610,625

			11,309,081

Oil Field Services – 0.3%
CNX Resources Corp. (NR/B3)(f)
525,000	6.000	01/15/29	535,500
Exterran Energy Solutions LP/EES Finance Corp. (B/B1)
3,700,000	8.125	05/01/25	3,089,500
Noble Holding International Ltd. (NR/WR)(g)
1,008,000	7.750	01/15/24	18,698

			3,643,698

Pharmaceuticals(f) – 0.2%
Herbalife Nutrition Ltd./HLF Financing, Inc. (BB-/B1)
2,017,000	7.875	09/01/25	2,198,530

Real Estate Investment Trust – 0.1%
Realogy Group LLC/Realogy Co.-Issuer Corp. (B/B3)(f)
717,000	7.625	06/15/25	776,153

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations(e) – (continued)
Real Estate Investment Trust – (continued)
Service Properties Trust (BB/Ba1)
$455,000	7.500%	09/15/25	$ 528,969

			1,305,122

Retailing(f) – 0.3%
PetSmart, Inc. (CCC+/Caa1)
1,875,000	8.875	06/01/25	1,921,875
Specialty Building Products Holdings LLC/SBP Finance Corp. (B-/B3)
855,000	6.375	09/30/26	899,888
Staples, Inc. (B/B1)
1,375,000	7.500	04/15/26	1,426,562

			4,248,325

TOTAL CORPORATE OBLIGATIONS (Cost $62,664,247)			$ 64,423,976

Asset-Backed Securities(b)(f) – 0.8%
Collateralized Loan Obligations – 0.8%
Golub Capital Partners 48 LP Series 2020-48A, Class D (BBB-/NR) (3M USD LIBOR + 3.800%)
$5,400,000	4.018%	04/17/33	$ 5,401,280
ICG US CLO LLC Series 2015-2RA, Class C (NR/Baa3) (3M USD LIBOR + 3.500%)
2,100,000	3.730	01/16/33	2,041,998
Race Point VIII CLO Ltd. Series 2013-8A, Class DR2 (BBB-/NR) (3M USD LIBOR + 3.500%)
3,235,000	3.724	02/20/30	3,129,481

TOTAL ASSET-BACKED SECURITIES (Cost $10,715,998)			$ 10,572,759

Shares	Description		Value

Common Stocks – 0.5%
Aerospace & Defense(d) – 0.3%
314,360	Swissport		$ 3,456,341
Energy Equipment & Services(g) – 0.1%
58,419	FTS International, Inc. Class A		1,121,645
Media – 0.1%
162,749	Bright Pattern Holding Co.		204,250
579,399	Clear Channel Outdoor Holdings, Inc.(g)		956,008

			1,160,258

Specialty Retail – 0.0%
9,541	Neiman Marcus Group, Inc.		616,349

TOTAL COMMON STOCKS (Cost $12,504,216)			$ 6,354,593

Units	Expiration Date	Value

Warrant(g) – 0.0%
Aspect Software, Inc. Class B (NR/NR)(d)
162,749	//0	$ 40,687
True Religion Warrant (NR/NR)
2,145	10/27/22	—
True Religion Warrant 2 (NR/NR)
8,103	10/27/22	—

TOTAL WARRANT (Cost $—)		$ 40,687

Shares	Description	Value

Exchange Traded Funds – 2.8%
186,021	Eaton Vance Senior Floating-Rate Trust (NR/NR)(h)	$ 2,368,047
641,000	Invesco Senior Loan ETF (NR/ NR)	14,281,480
349,789	Nuveen Floating Rate Income Fund (NR/NR)	3,057,156
348,796	Nuveen Floating Rate Income Opportunity Fund (NR/NR)	3,020,574
329,000	SPDR Blackstone/GSO Senior Loan ETF (NR/NR)	15,018,850

TOTAL EXCHANGE TRADED FUNDS (Cost $37,891,039)		$ 37,746,107

Shares	Dividend Rate	Value

Investment Company(i) – 5.4%
Goldman Sachs Financial Square Government Fund - Institutional Shares
71,938,832 (Cost $71,938,832)	0.026%	$ 71,938,832

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,391,634,123)		$1,369,843,635

Securities Lending Reinvestment Vehicle(i) – 0.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,117,675	0.026%	$ 1,117,675
(Cost $1,117,675)

TOTAL INVESTMENTS – 103.0% (Cost $1,392,751,798)		$1,370,961,310

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.0)%		(40,067,464)

NET ASSETS – 100.0%		$1,330,893,846

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on December 31, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Security is currently in default and/or non-income producing.

(h)	All or a portion of security is on loan.

(i)	Represents an affiliated fund.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
ETF	— Exchange Traded Fund
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At December 31, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Help At Home, Inc. (B-/B1), due 10/29/27	$235,345	$233,286	$1,392
Intelsat Jackson Holdings SA (NR/NR), due 07/13/22	160,361	163,327	2,966
OEConnection LLC (B-/B2), due 09/25/26(a)	11,607	11,462	(97)

TOTAL		$408,075	$4,261

(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	4,578,238	EUR	3,722,339	01/21/21	$28,417

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	32,318,395	EUR	27,296,216	01/21/21	$(1,045,818)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:

Ultra Long U.S. Treasury Bonds	3	03/22/21	$640,688	$(7,389)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(22)	03/22/21	(3,439,906)	9,993
2 Year U.S. Treasury Notes	(80)	03/31/21	(17,678,125)	(16,268)
5 Year U.S. Treasury Notes	(129)	03/31/21	(16,275,164)	(36,625)
10 Year U.S. Treasury Notes	(93)	03/22/21	(12,841,266)	(9,921)
20 Year U.S. Treasury Bonds	(2)	03/22/21	(346,375)	3,004

Total				$(49,817)

TOTAL FUTURES CONTRACTS				$(57,206)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 35	5.000%	2.938%	12/20/25	$11,700	$1,105,952	$524,898	$581,054

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS HIGH YIELD FLOATING RATE FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
CDX.NA.HY Index 35	— CDX North America High Yield Index 35
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 91.3%
Aerospace & Defense – 2.3%
Lockheed Martin Corp.
$850,000	4.070%		12/15/42	$ 1,101,047
125,000	4.700	(a)	05/15/46	174,946
Northrop Grumman Corp.
1,175,000	4.750		06/01/43	1,571,022
380,000	4.030	(a)	10/15/47	474,221
Raytheon Technologies Corp.
1,725,000	4.125	(a)	11/16/28	2,056,027
370,000	5.700		04/15/40	541,558
550,000	4.050	(a)	05/04/47	683,920
500,000	4.625	(a)	11/16/48	679,350
The Boeing Co.(a)
1,000,000	1.875		06/15/23	1,019,400
1,950,000	3.450		11/01/28	2,096,211
1,350,000	3.250		02/01/35	1,378,188
500,000	3.550		03/01/38	510,430
450,000	3.375		06/15/46	440,001
575,000	3.625		03/01/48	580,164
150,000	3.850		11/01/48	155,102
1,450,000	5.805		05/01/50	1,994,359

				15,455,946

Agriculture(a) – 1.4%
Altria Group, Inc.
2,225,000	3.800		02/14/24	2,429,611
1,100,000	4.400		02/14/26	1,276,561
BAT Capital Corp.
620,000	3.222		08/15/24	671,231
675,000	2.789		09/06/24	721,825
200,000	3.557		08/15/27	222,888
1,875,000	2.259		03/25/28	1,938,056
700,000	4.390		08/15/37	782,460
175,000	5.282		04/02/50	215,652

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture(a) – (continued)
Cargill, Inc.(b)
	$600,000	3.875%		05/23/49	$ 743,406

					9,001,690

Automotive – 1.1%
Ford Motor Credit Co. LLC
	1,475,000	5.875		08/02/21	1,506,332
General Motors Co.
	2,425,000	5.400		10/02/23	2,723,687
	625,000	6.600	(a)	04/01/36	849,000
	125,000	5.950	(a)	04/01/49	168,444
General Motors Financial Co., Inc.(a)
	1,425,000	5.650		01/17/29	1,764,264

					7,011,727

Automotive – 0.0%
General Motors Co.
	75,000	5.200		04/01/45	90,674

					90,674

Banks – 20.6%
ABN AMRO Bank NV(a)(c) (-1X 5 year EUR Swap + 4.674%)
EUR	600,000	4.375		09/22/49	779,022
AIB Group PLC(b)
	$1,975,000	4.750		10/12/23	2,171,275
Banco Santander SA
	1,000,000	2.746		05/28/25	1,068,900
	1,000,000	4.250		04/11/27	1,159,090
	1,000,000	3.306		06/27/29	1,124,280
	1,600,000	2.749		12/03/30	1,649,856
Bank of America Corp.
	4,850,000	4.200		08/26/24	5,429,672
	4,100,000	3.950		04/21/25	4,618,445
	(3M USD LIBOR + 0.990%)
	275,000	2.496	(a)(c)	02/13/31	291,695
	(3M USD LIBOR + 1.040%)
	5,363,000	3.419	(a)(c)	12/20/28	6,055,417
	(3M USD LIBOR + 1.070%)
	2,300,000	3.970	(a)(c)	03/05/29	2,678,672
	(3M USD LIBOR + 1.210%)
	400,000	3.974	(a)(c)	02/07/30	471,172
	(3M USD LIBOR + 1.310%)
	1,125,000	4.271	(a)(c)	07/23/29	1,338,109
	(SOFR + 1.010%)
	100,000	1.197	(a)(c)	10/24/26	101,698

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp. – (continued)
	(SOFR + 1.370%)
$1,150,000	1.922	%(a)(c)	10/24/31	$ 1,164,835
Barclays PLC(a)(c) (3M USD LIBOR + 1.400%)
2,425,000	4.610		02/15/23	2,531,263
BNP Paribas SA(b)
775,000	3.375		01/09/25	848,571
	(5 year USD Swap + 4.149%)
2,250,000	6.625	(a)(c)	03/25/49	2,456,730
BPCE SA(b)
2,225,000	5.700		10/22/23	2,516,208
1,350,000	4.625		09/12/28	1,626,264
CIT Bank NA(a)(c) (SOFR + 1.715%)
650,000	2.969		09/27/25	677,476
CIT Group, Inc.(a)
1,250,000	4.750		02/16/24	1,365,625
Citigroup, Inc.
3,150,000	3.875		03/26/25	3,525,795
575,000	3.400		05/01/26	648,704
800,000	4.450		09/29/27	944,296
1,900,000	4.125		07/25/28	2,220,625
1,200,000	4.750		05/18/46	1,589,100
(SOFR + 1.422%)
1,050,000	2.976	(a)(c)	11/05/30	1,155,672
(SOFR + 3.914%)
575,000	4.412	(a)(c)	03/31/31	697,055
Credit Agricole SA(a)(b)(c)
	(5 year USD Swap + 4.319%)
1,900,000	6.875		09/23/49	2,114,282
(SOFR + 1.676%)
700,000	1.907		06/16/26	725,004
Credit Agricole SA, Class B
2,350,000	4.375		03/17/25	2,643,914
Credit Suisse AG(b)
3,300,000	6.500		08/08/23	3,717,780
Credit Suisse Group AG
884,000	4.550		04/17/26	1,040,159
1,895,000	4.282	(a)(b)	01/09/28	2,194,808
	(SOFR + 3.730%)
1,625,000	4.194	(a)(b)(c)	04/01/31	1,910,789
Deutsche Bank AG(a)(c)
	(SOFR + 1.870%)
1,300,000	2.129		11/24/26	1,330,368
	(SOFR + 2.159%)
1,400,000	2.222		09/18/24	1,439,410

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Erste Group Bank AG(a)(c) (5 year EUR Swap + 6.204%)
EUR	600,000	6.500%		04/15/49	$ 816,991
First Horizon Corp.(a)
	$825,000	3.550		05/26/23	875,086
	1,475,000	4.000		05/26/25	1,646,011
HSBC Bank USA NA
	300,000	7.000		01/15/39	475,296
HSBC Holdings PLC
	350,000	4.950		03/31/30	437,406
	(3M USD LIBOR + 1.000%)
	725,000	1.220	(a)(c)	05/18/24	729,930
	(3M USD LIBOR + 1.211%)
	1,775,000	3.803	(a)(c)	03/11/25	1,937,909
	(SOFR + 1.538%)
	1,425,000	1.645	(a)(c)	04/18/26	1,458,217
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
	2,050,000	1.400		07/01/26	2,082,205
JPMorgan Chase & Co.
	1,275,000	3.875		09/10/24	1,427,069
	2,353,000	3.625	(a)	12/01/27	2,673,361
	(3M USD LIBOR + 1.245%)
	1,300,000	3.960	(a)(c)	01/29/27	1,494,324
	(3M USD LIBOR + 1.360%)
	600,000	3.882	(a)(c)	07/24/38	728,862
	(3M USD LIBOR + 3.800%)
	2,375,000	4.014	(a)(c)	02/01/49	2,373,836
	(SOFR + 2.515%)
	525,000	2.956	(a)(c)	05/13/31	574,623
	(SOFR + 3.125%)
	2,325,000	4.600	(a)(c)	02/01/49	2,398,191
	(SOFR + 3.790%)
	275,000	4.493	(a)(c)	03/24/31	338,940
Macquarie Group Ltd.(a)(b)(c) (3M USD LIBOR + 1.372%)
	1,350,000	3.763		11/28/28	1,499,837
Mitsubishi UFJ Financial Group, Inc.
	1,275,000	3.751		07/18/39	1,538,912
Morgan Stanley, Inc.
	475,000	4.100		05/22/23	514,853
	4,275,000	3.950		04/23/27	4,942,840
	500,000	4.300		01/27/45	665,330
	(3M USD LIBOR + 1.455%)
	770,000	3.971	(a)(c)	07/22/38	952,136
	(3M USD LIBOR + 1.628%)
	3,550,000	4.431	(a)(c)	01/23/30	4,325,675
	(SOFR + 1.152%)
	1,075,000	2.720	(a)(c)	07/22/25	1,149,885
	(SOFR + 3.120%)
	925,000	3.622	(a)(c)	04/01/31	1,074,323

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Natwest Group PLC
$700,000	6.100%		06/10/23	$ 782,547
Natwest Group PLC
2,001,000	3.875		09/12/23	2,169,924
	(3M USD LIBOR + 1.480%)
1,008,000	3.498	(a)(c)	05/15/23	1,048,391
	(3M USD LIBOR + 1.550%)
1,475,000	4.519	(a)(c)	06/25/24	1,610,376
	(3M USD LIBOR + 1.762%)
700,000	4.269	(a)(c)	03/22/25	773,395
	(5 Year CMT + 2.100%)
925,000	3.754	(a)(c)	11/01/29	981,656
Santander Holdings USA, Inc.(a)
1,275,000	4.500		07/17/25	1,445,710
Santander UK PLC
2,050,000	2.875		06/18/24	2,195,119
State Street Corp.(a)(c) (SOFR + 2.650%)
75,000	3.152		03/30/31	85,484
Truist Bank(a)
1,100,000	2.250		03/11/30	1,154,175
Wells Fargo & Co.
3,025,000	4.100		06/03/26	3,469,856
2,175,000	4.300		07/22/27	2,551,166
850,000	3.900		05/01/45	1,057,009
	(3M USD LIBOR + 1.170%)
2,625,000	3.196	(a)(c)	06/17/27	2,912,227
	(SOFR + 2.000%)
2,775,000	2.188	(a)(c)	04/30/26	2,920,132
Wells Fargo Bank NA
799,000	5.950		08/26/36	1,138,783
Westpac Banking Corp.(a)(c)
	(5 Year CMT + 2.000%)
325,000	4.110		07/24/34	369,060
	(5 Year USD ICE Swap + 2.236%)
625,000	4.322		11/23/31	713,000

				136,532,094

Beverages – 4.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
2,550,000	4.700		02/01/36	3,232,150
3,600,000	4.900		02/01/46	4,682,160
Anheuser-Busch InBev Worldwide, Inc.
2,625,000	4.750	(a)	01/23/29	3,235,890
175,000	5.450	(a)	01/23/39	236,268
325,000	4.950		01/15/42	425,360

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc. – (continued)
$250,000	4.600	%(a)	04/15/48	$ 315,118
1,775,000	5.550	(a)	01/23/49	2,513,151
75,000	4.600	(a)	06/01/60	96,311
Bacardi Ltd.(a)(b)
1,000,000	5.300		05/15/48	1,380,550
Constellation Brands, Inc.(a)
2,625,000	4.400		11/15/25	3,052,822
1,475,000	3.700		12/06/26	1,689,082
600,000	4.500		05/09/47	759,456
Keurig Dr Pepper, Inc.(a)
4,025,000	4.597		05/25/28	4,906,314
500,000	4.500		11/15/45	639,805
175,000	5.085		05/25/48	245,138
200,000	3.800		05/01/50	238,768

				27,648,343

Biotechnology(a) – 0.3%
Amgen, Inc.
800,000	4.400		05/01/45	1,013,144
Royalty Pharma PLC(b)
550,000	1.200		09/02/25	558,492
475,000	1.750		09/02/27	488,148

				2,059,784

Building Materials(a) – 1.3%
Carrier Global Corp.
2,975,000	2.493		02/15/27	3,208,478
4,775,000	2.722		02/15/30	5,102,279
525,000	3.377		04/05/40	575,064

				8,885,821

Chemicals – 1.7%
Celanese US Holdings LLC(a)
600,000	3.500		05/08/24	649,248
DuPont de Nemours, Inc.(a)
925,000	4.725		11/15/28	1,138,194
125,000	5.319		11/15/38	169,055
Huntsman International LLC(a)
1,600,000	4.500		05/01/29	1,847,810

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
LYB International Finance B.V.(a)
$725,000	4.875%		03/15/44	$ 916,610
Nutrition & Biosciences, Inc.(a)(b)
600,000	1.832		10/15/27	617,988
2,175,000	2.300		11/01/30	2,236,030
1,575,000	3.268		11/15/40	1,689,487
Syngenta Finance NV(b)
970,000	3.933		04/23/21	977,207
The Sherwin-Williams Co.(a)
475,000	3.450		06/01/27	538,788
475,000	4.000		12/15/42	558,614
150,000	3.300		05/15/50	167,718

				11,506,749

Commercial Services – 1.6%
CoStar Group, Inc.(a)(b)
1,825,000	2.800		07/15/30	1,894,058
DP World PLC
360,000	5.625		09/25/48	458,550
Global Payments, Inc.(a)
1,925,000	2.650		02/15/25	2,062,175
IHS Markit Ltd.(a)
900,000	3.625		05/01/24	981,702
2,000,000	4.000	(b)	03/01/26	2,285,440
PayPal Holdings, Inc.(a)
2,450,000	2.850		10/01/29	2,722,832

				10,404,757

Computers – 3.6%
Amdocs Ltd.(a)
2,200,000	2.538		06/15/30	2,314,136
Apple, Inc.
1,652,000	3.850		05/04/43	2,097,032
Dell International LLC / EMC Corp.(a)(b)
724,000	5.300		10/01/29	887,045
Dell International LLC/EMC Corp.(a)(b)
1,975,000	5.450		06/15/23	2,184,488
3,980,000	6.020		06/15/26	4,856,317
375,000	4.900		10/01/26	442,815

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Dell International LLC/EMC Corp.(a)(b) – (continued)
$225,000	6.200%		07/15/30	$ 291,114
775,000	8.100		07/15/36	1,138,785
75,000	8.350		07/15/46	112,884
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,431,495
700,000	4.650		10/01/24	795,606
5,199,000	4.900		10/15/25	6,085,430
880,000	6.350		10/15/45	1,161,186

				23,798,333

Diversified Financial Services – 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
1,875,000	4.875		01/16/24	2,050,800
2,035,000	6.500		07/15/25	2,432,680
Air Lease Corp.
850,000	2.250		01/15/23	872,814
2,150,000	3.375	(a)	07/01/25	2,322,559
1,450,000	2.875	(a)	01/15/26	1,533,796
2,000,000	3.750	(a)	06/01/26	2,205,860
Ally Financial, Inc.(a)
750,000	1.450		10/02/23	765,480
American Express Co.(a)(c) (3M USD LIBOR + 3.285%)
527,000	3.502		03/15/49	518,436
Avolon Holdings Funding Ltd.(a)(b)
750,000	3.950		07/01/24	792,150
Avolon Holdings Funding, Ltd.(a)(b)
1,325,000	4.250		04/15/26	1,431,689
1,625,000	3.250		02/15/27	1,655,452
GE Capital International Funding Co.
1,750,000	3.373		11/15/25	1,945,440
600,000	4.418		11/15/35	715,416
Huarong Finance II Co. Ltd.
200,000	3.750		05/29/24	210,500
200,000	5.500		01/16/25	225,593
200,000	5.000		11/19/25	225,063
200,000	3.875	(a)	11/13/29	212,625

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Intercontinental Exchange, Inc.(a)
$1,600,000	2.650%		09/15/40	$ 1,640,032
JAB Holdings BV(a)(b)
1,200,000	2.200		11/23/30	1,203,096
Nasdaq, Inc.(a)
175,000	3.250		04/28/50	191,259

				23,150,740

Electrical – 4.9%
AEP Transmission Co. LLC(a)
700,000	3.650		04/01/50	845,439
Ameren Corp.(a)
850,000	3.500		01/15/31	978,919
American Electric Power Co., Inc.(a)
350,000	2.300		03/01/30	365,176
Arizona Public Service Co.(a)
275,000	3.750		05/15/46	335,065
Berkshire Hathaway Energy Co.
725,000	3.250	(a)	04/15/28	826,275
1,425,000	3.700	(a)(b)	07/15/30	1,686,858
1,017,000	6.125		04/01/36	1,502,119
475,000	4.250	(a)(b)	10/15/50	612,061
925,000	2.850	(a)(b)	05/15/51	947,672
CMS Energy Corp.(a)
500,000	4.875		03/01/44	663,445
Dominion Energy, Inc.(a)
1,225,000	3.900		10/01/25	1,392,225
650,000	3.375		04/01/30	740,051
Duke Energy Corp.(a)
400,000	4.800		12/15/45	527,692
Duquesne Light Holdings, Inc.(a)(b)
1,625,000	2.532		10/01/30	1,679,259
Exelon Corp.(a)
400,000	4.450		04/15/46	509,276
125,000	4.700		04/15/50	165,483
FirstEnergy Corp.(a)
525,000	2.050		03/01/25	523,682
1,150,000	2.650		03/01/30	1,149,374

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Florida Power & Light Co.(a)
$50,000	3.950%		03/01/48	$ 64,704
NRG Energy, Inc.(a)(b)
1,985,000	4.450		06/15/29	2,300,079
Ohio Power Co.(a)
450,000	2.600		04/01/30	491,139
Pacific Gas & Electric Co.(a)
675,000	2.100		08/01/27	686,455
975,000	2.500		02/01/31	974,522
375,000	3.300		08/01/40	375,394
825,000	3.500		08/01/50	817,501
Progress Energy, Inc.
1,275,000	7.000		10/30/31	1,825,366
Public Service Electric & Gas Co.(a)
975,000	3.950		05/01/42	1,201,112
Puget Sound Energy, Inc.(a)
325,000	4.223		06/15/48	412,321
Sempra Energy(a)
570,000	3.400		02/01/28	649,635
1,125,000	3.800		02/01/38	1,299,139
Southern California Edison Co.(a)
500,000	4.200		03/01/29	585,980
275,000	4.050		03/15/42	313,726
905,000	4.125		03/01/48	1,081,050
The Southern Co.(a)
1,800,000	3.250		07/01/26	2,018,124
Vistra Operations Co. LLC(a)(b)
1,675,000	4.300		07/15/29	1,898,110

				32,444,428

Electronics(a) – 0.3%
PerkinElmer, Inc.
1,200,000	3.300		09/15/29	1,352,196
Roper Technologies, Inc.
800,000	3.800		12/15/26	924,408

				2,276,604

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
240,000	3.875	(b)	04/30/28	247,800

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(a) – (continued)
Mexico City Airport Trust – (continued)
$200,000	5.500%		07/31/47	$ 209,000
220,000	5.500	(b)	07/31/47	229,900

				686,700

Environmental(a) – 0.2%
Republic Services, Inc.
1,300,000	1.750		02/15/32	1,302,847

Food & Drug Retailing(a) – 0.5%
Grupo Bimbo SAB de CV
1,070,000	4.700		11/10/47	1,323,119
Mondelez International, Inc.
600,000	2.625		09/04/50	602,394
Sysco Corp.
150,000	6.600		04/01/40	218,894
600,000	6.600		04/01/50	919,788

				3,064,195

Gas(a) – 0.2%
NiSource, Inc.
225,000	3.600		05/01/30	260,435
Piedmont Natural Gas Co., Inc.
325,000	3.350		06/01/50	364,088
The East Ohio Gas Co.(b)
400,000	2.000		06/15/30	413,256

				1,037,779

Healthcare Providers & Services – 1.2%
Centene Corp.(a)
1,250,000	4.250		12/15/27	1,330,425
CommonSpirit Health
150,000	4.350		11/01/42	175,512
DENTSPLY SIRONA, Inc.(a)
450,000	3.250		06/01/30	500,913
DH Europe Finance II S.a.r.l.(a)
1,775,000	2.600		11/15/29	1,940,412
Stryker Corp.(a)
2,025,000	1.950		06/15/30	2,081,437
Thermo Fisher Scientific, Inc.(a)
850,000	4.497		03/25/30	1,061,149

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
Zimmer Biomet Holdings, Inc.(a)
$1,025,000	3.550%		03/20/30	$ 1,162,514

				8,252,362

Home Furnishings(a) – 0.1%
Whirlpool Corp.
550,000	4.600		05/15/50	712,525

Household Products(a) – 0.0%
Kimberly-Clark Corp.
150,000	3.100		03/26/30	172,481

Insurance – 2.2%
American International Group, Inc.
1,850,000	3.900	(a)	04/01/26	2,109,610
325,000	4.200	(a)	04/01/28	385,531
1,025,000	3.400	(a)	06/30/30	1,172,610
700,000	6.250		05/01/36	1,003,674
598,000	4.500	(a)	07/16/44	764,256
375,000	4.800	(a)	07/10/45	497,280
Arch Capital Finance LLC(a)
400,000	4.011		12/15/26	464,060
323,000	5.031		12/15/46	439,729
Arch Capital Group Ltd.
845,000	7.350		05/01/34	1,285,989
Great-West Lifeco Finance 2018 LP(a)(b)
425,000	4.047		05/17/28	498,041
Marsh & McLennan Cos., Inc.(a)
1,500,000	4.375		03/15/29	1,826,085
MetLife, Inc.
475,000	4.721		12/15/44	649,824
Principal Financial Group, Inc.
150,000	6.050		10/15/36	213,771
Teachers Insurance & Annuity Association of America(b)
990,000	4.900		09/15/44	1,334,936
The Hartford Financial Services Group, Inc.
200,000	6.625		04/15/42	290,792
Willis North America, Inc.(a)
400,000	2.950		09/15/29	436,968

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
XLIT Ltd.
$998,000	4.450%		03/31/25	$ 1,139,476

				14,512,632

Internet(a) – 1.3%
Alphabet, Inc.
700,000	1.900		08/15/40	682,605
Amazon.com, Inc.
900,000	4.950		12/05/44	1,318,608
Booking Holdings, Inc.
375,000	4.100		04/13/25	425,730
Expedia Group, Inc.
3,125,000	3.600	(b)	12/15/23	3,334,531
775,000	4.625	(b)	08/01/27	864,311
1,825,000	3.250		02/15/30	1,891,558
Prosus NV
200,000	3.680	(b)	01/21/30	217,125
200,000	3.680		01/21/30	217,125

				8,951,593

Iron/Steel(a) – 0.2%
Steel Dynamics, Inc.
1,250,000	1.650		10/15/27	1,285,575

Machinery-Diversified(a) – 0.5%
Otis Worldwide Corp.
2,625,000	2.565		02/15/30	2,816,940
325,000	3.112		02/15/40	354,289

				3,171,229

Media – 2.5%
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
3,150,000	4.908		07/23/25	3,662,253
2,050,000	3.750		02/15/28	2,298,193
300,000	6.484		10/23/45	425,613
375,000	5.750		04/01/48	489,034
Comcast Corp.
638,000	3.300	(a)	02/01/27	719,651
175,000	3.400	(a)	04/01/30	201,798
150,000	3.250	(a)	11/01/39	169,442

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
$250,000	6.400%		03/01/40	$ 392,640
475,000	3.750	(a)	04/01/40	572,237
75,000	4.750		03/01/44	102,575
525,000	3.400	(a)	07/15/46	602,243
950,000	4.700	(a)	10/15/48	1,321,241
263,000	3.999	(a)	11/01/49	332,619
Discovery Communications LLC(a)
150,000	5.200		09/20/47	194,688
75,000	5.300		05/15/49	99,301
Fox Corp.(a)
225,000	5.476		01/25/39	308,927
The Walt Disney Co.
650,000	3.800		03/22/30	773,701
1,100,000	4.625	(a)	03/23/40	1,466,443
50,000	4.950	(a)	10/15/45	69,300
1,000,000	4.700	(a)	03/23/50	1,417,040
Time Warner Cable LLC(a)
500,000	5.875		11/15/40	663,585
ViacomCBS, Inc.(a)
450,000	5.850		09/01/43	623,192

				16,905,716

Mining – 0.8%
Glencore Finance Canada Ltd.(b)
825,000	4.250		10/25/22	877,948
Glencore Funding LLC(b)
781,000	4.625		04/29/24	874,673
Newcrest Finance Pty Ltd.(a)(b)
375,000	3.250		05/13/30	415,688
Newmont Corp.(a)
1,600,000	2.250		10/01/30	1,686,288
Teck Resources, Ltd.(a)
1,225,000	3.900		07/15/30	1,362,984

				5,217,581

Miscellaneous Manufacturing – 0.9%
General Electric Co.
600,000	3.450	(a)	05/15/24	654,174
325,000	3.450	(a)	05/01/27	366,567

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
General Electric Co. – (continued)
$500,000	3.625	%(a)	05/01/30	$ 569,705
600,000	6.750		03/15/32	840,594
625,000	6.150		08/07/37	856,312
1,069,000	5.875		01/14/38	1,448,891
575,000	4.350	(a)	05/01/50	694,836
Parker-Hannifin Corp.(a)
270,000	4.000		06/14/49	336,706

				5,767,785

Oil Field Services – 3.6%
BP Capital Markets America, Inc.(a)
450,000	3.410		02/11/26	504,122
950,000	3.119		05/04/26	1,051,260
175,000	4.234		11/06/28	208,831
Continental Resources, Inc.(a)
216,000	4.500		04/15/23	222,480
Devon Energy Corp.(a)
2,492,000	5.850		12/15/25	2,928,000
Diamondback Energy, Inc.(a)
1,525,000	4.750		05/31/25	1,715,045
Gazprom PJSC Via Gaz Capital SA
200,000	5.150	(b)	02/11/26	227,625
70,000	8.625	(d)	04/28/34	109,463
110,000	7.288		08/16/37	161,322
Gazprom PJSC Via Gaz Finance PLC(b)
450,000	3.250		02/25/30	464,203
KazMunayGas National Co. JSC
280,000	6.375		10/24/48	403,288
Lukoil International Finance B.V.
1,030,000	4.563		04/24/23	1,102,744
Marathon Petroleum Corp.(a)
1,250,000	3.625		09/15/24	1,359,662
1,895,000	3.800		04/01/28	2,112,698
Occidental Petroleum Corp.(a)
1,100,000	2.900		08/15/24	1,057,375
Ovintiv Exploration, Inc.
1,750,000	5.625		07/01/24	1,879,062

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Ovintiv, Inc.(a)
$2,025,000	3.900%		11/15/21	$ 2,048,166
Pertamina Persero PT(a)
370,000	4.175		01/21/50	397,519
Phillips 66(a)
200,000	3.850		04/09/25	225,320
875,000	1.300		02/15/26	889,648
Shell International Finance B.V.
225,000	6.375		12/15/38	350,737
Suncor Energy, Inc.
400,000	2.800		05/15/23	420,940
900,000	3.600	(a)	12/01/24	993,321
850,000	3.100	(a)	05/15/25	931,064
Valero Energy Corp.
1,175,000	2.700		04/15/23	1,226,817
650,000	2.850	(a)	04/15/25	693,479

				23,684,191

Packaging(a) – 0.1%
Berry Global, Inc.(b)
450,000	1.570		01/15/26	454,014
Packaging Corp. of America
375,000	4.050		12/15/49	465,731

				919,745

Pharmaceuticals(a) – 6.2%
AbbVie, Inc.
5,950,000	3.200		11/21/29	6,698,688
3,300,000	4.050		11/21/39	3,987,126
75,000	4.875		11/14/48	101,936
3,350,000	4.250		11/21/49	4,208,236
Bayer US Finance II LLC(b)
2,375,000	3.375		07/15/24	2,565,000
Becton Dickinson & Co.
3,839,000	3.700		06/06/27	4,395,540
500,000	4.685		12/15/44	645,370
175,000	4.669		06/06/47	228,902
1,175,000	3.794		05/20/50	1,395,136

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(a) – (continued)
Bristol-Myers Squibb Co.
$375,000	4.550%		02/20/48	$ 519,184
675,000	4.250		10/26/49	908,766
Cigna Corp.
4,050,000	4.125		11/15/25	4,662,643
1,425,000	2.400		03/15/30	1,514,604
650,000	4.900		12/15/48	891,254
CVS Health Corp.
3,300,000	3.875		07/20/25	3,736,194
325,000	4.780		03/25/38	410,381
720,000	5.125		07/20/45	964,814
1,125,000	4.250		04/01/50	1,405,193
Takeda Pharmaceutical Co. Ltd.
1,545,000	2.050		03/31/30	1,579,114
Zoetis, Inc.
75,000	4.450		08/20/48	$100,202

				40,918,283

Pipelines – 4.9%
Abu Dhabi Crude Oil Pipeline LLC(b)
490,000	4.600		11/02/47	609,897
Energy Transfer Operating LP(a)
650,000	4.650		06/01/21	654,160
1,540,000	5.200		02/01/22	1,596,133
1,575,000	2.900		05/15/25	1,665,814
1,500,000	4.200		04/15/27	1,649,760
456,000	5.150		03/15/45	492,111
550,000	5.300		04/15/47	603,823
450,000	6.250		04/15/49	546,611
Enterprise Products Operating LLC(a)
575,000	4.800		02/01/49	725,961
	(3M USD LIBOR + 2.778%)
4,420,000	3.003	(c)	06/01/67	3,807,300
EQM Midstream Partners LP(a)
1,139,000	4.750		07/15/23	1,190,255
Galaxy Pipeline Assets Bidco Ltd.(b)
200,000	2.625		03/31/36	207,000
Kinder Morgan Energy Partners LP
650,000	6.550		09/15/40	859,950

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
MPLX LP(a)
$600,000	2.650%		08/15/30	$ 629,718
400,000	4.500		04/15/38	458,124
400,000	4.700		04/15/48	473,288
520,000	5.500		02/15/49	682,448
Plains All American Pipeline LP/PAA Finance Corp.(a)
400,000	3.650		06/01/22	412,116
2,175,000	3.850		10/15/23	2,322,443
1,769,000	4.650		10/15/25	1,977,600
Sabine Pass Liquefaction LLC(a)
1,875,000	6.250		03/15/22	1,973,156
4,050,000	5.625		03/01/25	4,725,945
975,000	5.000		03/15/27	1,150,324
Sunoco Logistics Partners Operations LP(a)
550,000	5.950		12/01/25	645,860
100,000	5.400		10/01/47	111,740
The Williams Cos., Inc.
150,000	6.300		04/15/40	199,761
Western Midstream Operating LP(a)
725,000	4.100		02/01/25	743,125
1,000,000	5.450		04/01/44	1,010,000

				32,124,423

Real Estate Investment Trust – 4.4%
Agree LP(a)
375,000	2.900		10/01/30	396,964
Alexandria Real Estate Equities, Inc.(a)
500,000	3.800		04/15/26	575,680
1,125,000	3.375		08/15/31	1,288,980
475,000	4.000		02/01/50	595,859
American Campus Communities Operating Partnership LP(a)
1,100,000	3.875		01/30/31	1,232,660
American Tower Corp.
1,550,000	5.000		02/15/24	1,755,142
1,400,000	3.375	(a)	05/15/24	1,523,942
1,300,000	4.000	(a)	06/01/25	1,467,297
525,000	3.800	(a)	08/15/29	609,525

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
American Tower Corp. – (continued)
$1,400,000	2.100	%(a)	06/15/30	$ 1,437,044
Camden Property Trust(a)
700,000	3.150		07/01/29	788,270
Crown Castle International Corp.(a)
625,000	3.650		09/01/27	707,862
275,000	4.300		02/15/29	325,716
225,000	3.300		07/01/30	252,317
975,000	4.000		11/15/49	1,138,030
575,000	4.150		07/01/50	695,112
Duke Realty LP(a)
925,000	1.750		07/01/30	936,063
Essex Portfolio LP(a)
1,200,000	3.000		01/15/30	1,326,348
Healthcare Realty Trust, Inc.(a)
450,000	2.050		03/15/31	450,405
Kimco Realty Corp.(a)
550,000	3.800		04/01/27	622,501
Mid-America Apartments LP(a)
1,075,000	1.700		02/15/31	1,074,409
MPT Operating Partnership LP/MPT Finance Corp.(a)
950,000	4.625		08/01/29	1,019,492
National Retail Properties, Inc.(a)
700,000	3.600		12/15/26	766,640
Spirit Realty LP(a)
1,675,000	4.000		07/15/29	1,876,218
UDR, Inc.(a)
875,000	2.100		08/01/32	889,936
VEREIT Operating Partnership LP(a)
1,350,000	3.400		01/15/28	1,489,914
975,000	3.100		12/15/29	1,051,157
550,000	2.850		12/15/32	574,475
WP Carey, Inc.(a)
700,000	3.850		07/15/29	794,444
1,250,000	2.400		02/01/31	1,299,325

				28,961,727

Retailing – 2.1%
AutoNation, Inc.(a)
1,675,000	4.750		06/01/30	2,015,896

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
Dollar Tree, Inc.(a)
$1,925,000	4.000%		05/15/25	$ 2,172,863
Lowe’s Cos, Inc.(a)
1,600,000	3.000		10/15/50	1,713,360
Lowe’s Cos., Inc.(a)
875,000	1.700		10/15/30	883,977
McDonald’s Corp.(a)
150,000	4.450		09/01/48	195,249
525,000	4.200		04/01/50	672,215
Starbucks Corp.(a)
1,125,000	3.500		11/15/50	1,290,724
The Home Depot, Inc.
400,000	5.875		12/16/36	605,572
500,000	4.875	(a)	02/15/44	706,920
200,000	4.400	(a)	03/15/45	266,718
400,000	4.250	(a)	04/01/46	531,244
Tractor Supply Co(a)
1,300,000	1.750		11/01/30	1,306,149
Walgreens Boots Alliance, Inc.(a)
1,200,000	4.100		04/15/50	1,271,280

				13,632,167

Savings & Loans(a)(b)(c) – 0.2%
Nationwide Building Society (3M USD LIBOR + 1.855%)
1,250,000	3.960		07/18/30	1,456,025

Semiconductors – 2.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
600,000	3.125		01/15/25	648,510
8,675,000	3.875		01/15/27	9,747,924
64,000	3.500		01/15/28	70,421
Broadcom, Inc.(a)
1,875,000	4.700		04/15/25	2,149,725
2,075,000	4.250		04/15/26	2,377,722
KLA Corp.(a)
550,000	3.300		03/01/50	620,109
Microchip Technology, Inc.(b)
1,350,000	2.670		09/01/23	1,413,463
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
550,000	3.875		06/18/26	629,030

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b) – (continued)
$1,125,000	3.400%		05/01/30	$ 1,275,502

				18,932,406

Software(a) – 1.5%
Citrix Systems, Inc.
1,925,000	3.300		03/01/30	2,126,624
Fiserv, Inc.
2,100,000	3.200		07/01/26	2,350,971
1,025,000	4.400		07/01/49	1,364,183
Oracle Corp.
750,000	3.600		04/01/40	879,300
950,000	4.000		11/15/47	1,166,439
425,000	3.600		04/01/50	495,656
ServiceNow, Inc.
1,300,000	1.400		09/01/30	1,267,760

				9,650,933

Telecommunication Services – 7.2%
AT&T, Inc.
4,925,000	2.300	(a)	06/01/27	5,248,868
250,000	1.650	(a)	02/01/28	255,398
3,100,000	2.750	(a)	06/01/31	3,310,490
486,000	2.550	(a)(b)	12/01/33	499,637
550,000	6.150		09/15/34	740,448
175,000	4.900	(a)	08/15/37	218,738
1,450,000	4.850	(a)	03/01/39	1,795,607
300,000	6.000	(a)	08/15/40	416,121
925,000	3.500	(a)	06/01/41	992,895
125,000	4.300	(a)	12/15/42	145,799
275,000	4.850	(a)	07/15/45	341,946
250,000	4.750	(a)	05/15/46	309,250
1,050,000	5.150	(a)	11/15/46	1,354,458
575,000	3.650	(a)	06/01/51	600,990
525,000	3.850	(a)	06/01/60	552,311
British Telecommunications PLC(a)(b)
935,000	4.250		11/08/49	1,127,797

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Deutsche Telekom International Finance B.V.(a)(b)
$575,000	4.375%		06/21/28	$ 681,340
T-Mobile USA, Inc.(a)(b)
1,975,000	3.500		04/15/25	2,182,780
775,000	1.500		02/15/26	793,894
4,800,000	3.750		04/15/27	5,458,090
1,950,000	2.050		02/15/28	2,027,902
4,525,000	3.875		04/15/30	5,237,393
1,400,000	3.000		02/15/41	1,448,314
Verizon Communications, Inc.
2,931,000	4.329		09/21/28	3,523,971
750,000	3.875	(a)	02/08/29	881,910
2,551,000	4.016	(a)	12/03/29	3,026,353
475,000	3.150	(a)	03/22/30	532,371
375,000	5.250		03/16/37	511,463
1,100,000	2.650	(a)	11/20/40	1,111,759
295,000	4.125		08/15/46	361,753
400,000	4.862		08/21/46	536,824
83,000	5.012		04/15/49	114,923
881,000	2.987	(a)(b)	10/30/56	885,564
Vodafone Group PLC
525,000	4.375		05/30/28	629,590

				47,856,947

Transportation – 0.7%
Burlington Northern Santa Fe LLC
425,000	6.150		05/01/37	646,680
825,000	5.750	(a)	05/01/40	1,216,033
FedEx Corp.(a)
850,000	4.050		02/15/48	1,021,156
700,000	5.250		05/15/50	989,338
Union Pacific Corp.(a)
450,000	3.950		09/10/28	536,009

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Transportation – (continued)
Union Pacific Corp.(a) – (continued)
	$275,000	3.550%		08/15/39	$ 316,954

					4,726,170

TOTAL CORPORATE OBLIGATIONS (Cost $551,820,802)					$604,171,707

Foreign Debt Obligations – 3.8%
Sovereign – 3.8%
Abu Dhabi Government International Bond
	$1,680,000	4.125%		10/11/47	$ 2,104,725
Perusahaan Penerbit SBSN
	1,580,000	4.550		03/29/26	1,826,381
Republic of Chile(a)
	200,000	3.500		01/25/50	229,313
Republic of Colombia(a)
	1,221,000	4.000		02/26/24	1,318,680
	350,000	4.500		03/15/29	404,250
	690,000	3.000		01/30/30	724,931
	200,000	5.200		05/15/49	252,812
	490,000	4.125		05/15/51	544,390
Republic of Indonesia
	200,000	3.700	(b)	01/08/22	206,063
	387,000	5.875		01/15/24	445,050
	350,000	4.350	(b)	01/08/27	407,641
	1,610,000	4.350		01/08/27	1,875,147
	470,000	6.750		01/15/44	720,862
Republic of Panama(a)
	380,000	2.252		09/29/32	391,020
	200,000	3.870		07/23/60	235,500
Republic of Peru(a)
	610,000	2.783		01/23/31	668,865
	290,000	2.780		12/01/60	291,885
	220,000	3.230	(e)	07/28/21	219,890
Republic of Philippines
EUR	340,000	0.000	(f)	02/03/23	414,063
	450,000	0.700		02/03/29	551,289

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Philippines – (continued)
	$210,000	2.650%		12/10/45	$ 211,575
Republic of Qatar(b)
	1,800,000	5.103		04/23/48	2,529,000
Republic of Romania(b)
EUR	90,000	2.124		07/16/31	116,339
	70,000	2.000		01/28/32	89,551
	80,000	4.625		04/03/49	131,938
State of Israel(g)
	200,000	4.500		04/03/20	264,500
United Mexican States
EUR	1,770,000	1.625		04/08/26	2,246,111
	130,000	1.350	(a)	09/18/27	163,777
	$740,000	3.750		01/11/28	833,656
	2,540,000	3.250	(a)	04/16/30	2,752,725
	960,000	2.659	(a)	05/24/31	987,360
	709,000	3.771	(a)	05/24/61	737,183

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $21,714,240)					$ 24,896,472

Municipal Debt Obligations – 0.7%
California(a) – 0.1%
California State GO Bonds Build America Taxable Series 2009
	$455,000	7.300%		10/01/39	$ 751,036

Illinois – 0.5%
Illinois State GO Bonds Build America Series 2010(a)
	1,625,000	6.630		02/01/35	1,861,681
Illinois State GO Bonds Taxable-Pension Series 2003
	1,360,000	5.100		06/01/33	1,463,646

					3,325,327

New Jersey(a) – 0.1%
New Jersey State Turnpike Authority RB Build America Bonds Taxable Series 2009 F
	350,000	7.414		01/01/40	586,950

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $3,797,150)					$ 4,663,313

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligation – 0.1%
United States Treasury Bonds
$700,000	3.375%	11/15/48	$ 982,625
(Cost $856,709)

TOTAL INVESTMENTS – 95.9% (Cost $578,188,901)			$634,714,117

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.1%			26,937,354

NET ASSETS – 100.0%			$661,651,471

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	Actual maturity date is July 28, 2121.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Actual maturity date is April 3, 2120.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	EUR	7,338,628	USD	8,906,379	03/17/21	$74,655
MS & Co. Int. PLC	JPY	538,792,671	USD	5,165,688	03/17/21	57,089

TOTAL						$131,744

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	USD	3,738,756	AUD	5,001,372	03/17/21	$(119,506)
	USD	4,334,464	NOK	38,187,908	03/17/21	(118,083)
Deutsche Bank AG	USD	3,733,244	NZD	5,308,785	03/17/21	(87,662)
JPMorgan Securities, Inc.	USD	4,366,412	EUR	3,661,557	01/21/21	(109,116)
MS & Co. Int. PLC	USD	4,552,130	CAD	5,816,253	03/17/21	(18,135)
State Street Bank (London)	USD	725,607	EUR	612,000	01/21/21	(22,442)
UBS AG (London)	USD	4,826,325	SEK	40,886,162	03/17/21	(147,273)

TOTAL						$(622,217)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	202	03/22/21	$43,139,625	$(184,722)
2 Year U.S. Treasury Notes	205	03/31/21	45,300,195	41,671
10 Year U.S. Treasury Notes	140	03/22/21	19,330,938	11,096
20 Year U.S. Treasury Bonds	164	03/22/21	28,402,750	(183,323)

Total				$(315,278)

Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(175)	03/22/21	(27,362,891)	72,509
5 Year U.S. Treasury Notes	(285)	03/31/21	(35,956,758)	(46,061)

Total				$26,448

TOTAL FUTURES CONTRACTS				$(288,830)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(c)	3M LIBOR©	07/25/24		$17,380	(b)	$(5,835)	$5,837	$(11,672)
6M CDOR(a)	0.960%(a)	11/09/24	CAD	31,430	(b)	44,129	27,667	16,462
0.000%(c)	3M LIBOR©	11/10/24		$10,290	(b)	(8,910)	10	(8,920)
3M LIBOR©	0.500(a)	03/17/26		690	(b)	1,369	470	899
1.430(a)	6M CDOR(a)	11/09/30	CAD	6,300	(b)	(26,260)	(19,313)	(6,947)
3M LIBOR©	1.245(a)	11/24/30		$5,240	(b)	(44,405)	(5,890)	(38,515)
0.000(d)	6M EURO(a)	03/17/31	EUR	430	(b)	(13,702)	(13,570)	(132)
1.543(a)	3M LIBOR(c)	11/25/35		$5,720	(b)	57,477	1,630	55,847

TOTAL						$3,863	$(3,159)	$7,022

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to September 30, 2020.
(c)	Payments made quarterly.
(d)	Payments made annually.

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 2.450%, 06/30/20	1.000%	0.550%	06/20/24	$2,325	$36,978	$3,754	$33,224
CDX.NA.IG Index 28	1.000	0.437	06/20/22	28,500	246,754	289,084	(42,330)
CDX.NA.IG Index 34	1.000	0.418	06/20/23	17,200	252,330	181,510	70,820
CDX.NA.IG Index 34	1.000	0.629	06/20/25	134,800	2,240,313	1,206,947	1,033,366
General Electric Co. 2.700%, 10/09/22	1.000	0.687	06/20/24	1,175	13,101	(13,921)	27,022
General Electric Co. 2.700%, 10/09/22	1.000	0.770	12/20/24	550	5,156	(6,950)	12,106
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.359	06/20/24	1,150	26,029	11,910	14,119
Republic of Colombia, 10.375%, 01/28/33	1.000	0.554	06/20/24	1,830	28,962	(7,116)	36,078
Republic of Indonesia, 5.875%, 03/13/20	1.000	0.449	06/20/24	70	1,362	(110)	1,472
Republic of Peru, 8.750%, 11/21/33	1.000	0.357	06/20/24	550	12,518	6,179	6,339
The Boeing Co., 8.750%, 08/15/21	1.000	1.073	06/20/24	1,750	(3,778)	26,333	(30,111)
United Mexican States, 4.150%, 03/28/27	1.000	0.497	06/20/24	640	11,406	(6,573)	17,979

TOTAL					$2,871,131	$1,691,047	$1,180,084

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – 76.6%
Argentina(a) – 0.1%
Republic of Argentina (CCC+/NR)
	$12,578	1.000%		07/09/29	$ 5,471
	65,075	0.125	(b)	07/09/30	26,453
	188,322	0.125	(b)	07/09/35	68,926

					100,850

Brazil – 4.9%
Brazil Letras do Tesouro Nacional (NR/NR)(c)
BRL	13,552,000	0.000		04/01/21	2,595,914
Brazil Notas do Tesouro Nacional (BB-/Ba2)
	8,473,000	10.000		01/01/25	1,885,795

					4,481,709

Chile – 3.2%
Bonos de la Tesoreria de la Republica en pesos (NR/NR)(d)
CLP	55,000,000	4.700		09/01/30	90,625
Bonos de la Tesoreria de la Republica en Pesos (NR/NR)
	790,000,000	5.000		03/01/35	1,336,728
Bonos de la Tesoreria de la Republica en Pesos (NR/A1)
	935,000,000	4.500		03/01/26	1,506,958

					2,934,311

China – 8.6%
Agricultural Development Bank of China (NR/NR)
CNY	21,890,000	2.960		04/17/30	3,161,219
China Development Bank (NR/NR)
	17,780,000	3.090		06/18/30	2,592,109
China Government Bond (NR/NR)
	13,900,000	2.850		06/04/27	2,084,339

					7,837,667

Colombia – 5.3%
Republic of Colombia (NR/NR)
COP	1,279,041,090	3.300		03/17/27	417,929
	2,538,700,000	5.750		11/03/27	785,291
	704,100,000	7.000		06/30/32	226,753
	2,058,100,000	7.250		10/18/34	672,331
Republic of Colombia (NR/Baa2)(a)
	1,851,000,000	4.375		03/21/23	552,413

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Colombia – (continued)
Republic of Colombia (BBB/Baa2)
COP	3,598,400,000	7.500%	08/26/26	$ 1,214,142
	3,130,500,000	6.000	04/28/28	978,241

				4,847,100

Czech Republic – 3.8%
Czech Republic Government Bond (NR/NR)
CZK	33,200,000	1.000	06/26/26	1,552,002
	27,080,000	0.250	02/10/27	1,205,402
Czech Republic Government Bond (NR/Aa3)
	11,320,000	4.200	12/04/36	735,812

				3,493,216

Dominican Republic – 0.2%
Dominican Republic (NR/NR)
DOP	2,800,000	10.500	04/07/23	51,163
Dominican Republic (BB-/Ba3)
	$150,000	5.875	01/30/60	164,438

				215,601

Egypt(d) – 0.3%
Republic of Egypt (B/B2u)
	200,000	8.875	05/29/50	234,437

Hungary – 3.2%
Hungary Government Bond (NR/NR)
HUF	179,680,000	2.750	12/22/26	650,634
Hungary Government Bond (NR/Baa3)
	124,250,000	3.000	08/21/30	453,329
Hungary Government Bond (BBB/NR)
	194,960,000	5.500	06/24/25	781,499
	292,160,000	3.000	10/27/27	1,077,046

				2,962,508

Indonesia – 1.5%
Indonesia Treasury Bond (NR/NR)
IDR	12,184,000,000	7.500	06/15/35	954,585
Indonesia Treasury Bond (NR/Baa2)
	6,000,000,000	7.000	05/15/27	455,018

				1,409,603

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Mexico – 5.5%
United Mexican States (NR/Baa1)
MXN	9,697,500	8.000%	09/05/24	$ 544,280
	4,741,100	5.750	03/05/26	249,271
	1,907,500	8.000	11/07/47	112,901
United Mexican States (BBB/Baa1)(a)
	$200,000	2.659	05/24/31	205,700
	200,000	3.771	05/24/61	207,950
United Mexican States (BBB+/Baa1)
MXN	17,779,300	8.500	05/31/29	1,088,060
	5,456,000	7.750	05/29/31	321,902
	8,836,600	10.000	11/20/36	621,964
	26,082,800	8.500	11/18/38	1,624,072

				4,976,100

Morocco(d) – 0.2%
Kingdom of Morocco (BBB-/NR)
	$200,000	3.000	12/15/32	202,500

Peru – 4.2%
Republic of Peru (NR/A3)
PEN	963,000	6.714	02/12/55	328,956
Republic of Peru (A-/A3)
	2,018,000	8.200	08/12/26	756,229
	1,269,000	6.350	08/12/28	444,648
	1,326,000	6.950	08/12/31	475,212
	2,660,000	6.150	08/12/32	894,079
	1,665,000	5.400	08/12/34	507,037
	246,000	6.900	08/12/37	83,692
	1,050,000	5.350	08/12/40	300,743

				3,790,596

Philippines – 0.3%
Republic of Philippines (BBB+/Baa2)
PHP	10,000,000	6.250	01/14/36	266,442

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Poland – 6.3%
Republic of Poland Government Bond (NR/NR)
PLN	9,170,000	0.750%	04/25/25	$ 2,490,434
Republic of Poland Government Bond (A/A2)
	5,120,000	2.500	07/25/27	1,520,952
	5,610,000	2.750	04/25/28	1,696,155

				5,707,541

Romania – 2.0%
Republic of Romania (NR/NR)
RON	2,110,000	3.650	07/28/25	552,165
	700,000	4.150	01/26/28	189,718
	2,600,000	3.650	09/24/31	673,241
Republic of Romania (BBB-/Baa3)(d)
EUR	100,000	3.624	05/26/30	145,529
	150,000	2.000	01/28/32	191,894
	$50,000	4.000	02/14/51	54,375

				1,806,922

Russia – 6.0%
Russian Federation Bond (NR/NR)
RUB	43,640,000	6.000	10/06/27	600,150
	33,630,000	7.650	04/10/30	511,665
	60,150,000	5.900	03/12/31	808,393
	45,560,000	7.700	03/23/33	692,522
	23,220,000	7.250	05/10/34	340,700
	161,060,000	7.700	03/16/39	2,480,537

				5,433,967

Serbia(d) – 0.1%
Republic of Serbia (NR/Ba3)
EUR	100,000	3.125	05/15/27	137,130

South Africa – 9.2%
Republic of South Africa (BB/Ba2)
ZAR	33,490,000	10.500	12/21/26	2,701,330
	6,930,000	7.000	02/28/31	404,193
	48,325,000	8.875	02/28/35	2,896,702

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
South Africa – (continued)
Republic of South Africa (BB/Ba2) – (continued)
	$12,200,000	8.500%	01/31/37	$ 689,105
	25,784,300	8.750	01/31/44	1,435,549
	4,620,000	8.750	02/28/48	257,532

				8,384,411

Thailand – 8.5%
Thailand Government Bond (NR/NR)
THB	16,360,000	3.300	06/17/38	674,399
	1,220,000	3.600	06/17/67	54,319
Thailand Government Bond (NR/Baa1)
	52,996,099	1.250	03/12/28	1,766,557
	79,990,000	3.775	06/25/32	3,330,830
Thailand Government Bond (A-/Baa1)
	49,960,000	3.850	12/12/25	1,931,531

				7,757,636

Turkey – 2.8%
Republic of Turkey (NR/NR)
TRY	13,490,000	12.200	01/18/23	1,755,896
	4,460,000	10.600	02/11/26	558,625
	2,080,000	11.000	02/24/27	260,665

				2,575,186

Ukraine(d) – 0.1%
Ukraine Government Bond (B/NR)
EUR	100,000	4.375	01/27/30	116,553

Uruguay – 0.3%
Republic of Uruguay (BBB/NR)
UYU	4,338,062	3.875	07/02/40	119,431
Republic of Uruguay (BBB/Baa2)
	4,511,236	4.375	12/15/28	122,131

				241,562

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $66,921,959)				$ 69,913,548

Corporate Obligations – 5.4%
Brazil(a)(e) – 0.2%
Banco do Brasil SA (CCC+/NR) (10 Year CMT + 4.398%)
	$200,000	6.250%	04/15/49	$ 204,812

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
British Virgin Islands – 0.3%
Huarong Finance II Co. Ltd. (BBB+/Baa1)
	$260,000	5.500%	01/16/25	$ 293,271

China(f) – 0.0%
iQIYI, Inc. (NR/NR)
	10,000	2.000	04/01/25	8,841

Colombia – 0.2%
Banco de Bogota SA (NR/Ba2)
	200,000	6.250	05/12/26	231,500

Israel(a)(d) – 0.1%
Leviathan Bond Ltd. (BB-/Ba3)
	50,000	5.750	06/30/23	53,224

Mexico(a) – 0.3%
Mexico City Airport Trust (BBB/Baa3)
	270,000	3.875	04/30/28	278,775
Petroleos Mexicanos (BBB/Ba2)(d)
	10,000	6.875	10/16/25	10,936

				289,711

Peru(a) – 1.2%
Banco de Credito del Peru (BBB+/NR)
PEN	3,640,000	4.650	09/17/24	1,077,797

South Africa – 0.4%
Eastern & Southern African Trade & Development Bank (NR/Baa3)
	$390,000	4.875	05/23/24	411,497

Turkey – 0.2%
Yapi ve Kredi Bankasi AS (NR/B2)
	200,000	8.250	10/15/24	219,000

United Kingdom(d) – 1.0%
Gazprom PJSC via Gaz Finance PLC (BB/NR)(a)(e)(5 Year CMT + 4.264%)
	200,000	4.599	10/26/49	207,750
HSBC Bank PLC (NR/NR)(c)
EGP	11,800,000	0.000	12/23/21	666,944

				874,694

United States(d) – 1.2%
JPMorgan Chase Bank NA (NR/NR)
IDR	7,753,000,000	6.500	02/15/31	573,612

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
United States(d) – (continued)
JPMorgan Chase Bank NA (NR/NR) – (continued)
	$6,269,000,000	7.500	%(e)	06/17/35	$ 491,160

					1,064,772

Venezuela(g) – 0.3%
Petroleos de Venezuela SA (NR/NR)
	9,280,000	6.000		10/28/22	245,920

TOTAL CORPORATE OBLIGATIONS (Cost $7,703,780)					$ 4,975,039

Structured Notes – 8.8%
United Kingdom(d) – 4.2%
Republic of Indonesia (Issuer Standard Chartered Bank) (NR/NR)
IDR	33,591,000,000	8.750%		05/19/31	$ 2,821,166
	12,570,000,000	7.500		08/19/32	968,472

					3,789,638

United States – 4.6%
Republic of Columbia (Issuer Citibank NA) (NR/NR)
COP	4,226,000,000	11.000		07/25/24	1,502,404
Republic of Indonesia (Issuer JPMorgan Chase Bank NA) (NR/NR)(d)
EGP	6,900,000	0.000	(c)	07/08/21	411,136
	10,375,000	0.000	(c)	09/02/21	608,039
IDR	15,558,000,000	7.000		05/17/27	1,179,861
	6,568,000,000	7.500		08/19/32	506,040

					4,207,480

TOTAL STRUCTURED NOTES (Cost $8,618,128)					$ 7,997,118

U.S. Treasury Obligations – 0.1%
United States Treasury Notes
	$28,000	2.875%		10/15/21	$ 28,600
	72,000	1.750		09/30/22	74,029

TOTAL U.S. TREASURY OBLIGATIONS (Cost $100,370)					$ 102,629

Shares		Dividend Rate			Value

Investment Company(h) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	2,800,830	0.026%			$ 2,800,830
(Cost $2,800,830)

TOTAL INVESTMENTS – 94.0% (Cost $86,145,067)					$85,789,164

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.0%					5,443,166

NET ASSETS – 100.0%					$91,232,330

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(f)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on December 31, 2020.

(g)	Security is currently in default and/or non-income producing.

(h)	Represents an affiliated issuer.

Security ratings disclosed, if any, are obtained from by Standard & Poor’s /Moody’s Investor Service and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
CZK	— Czech Koruna
DOP	— Dominican Peso
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol
PHP	— Philippine Peso
PLN	— Polish Zloty
RON	— New Romanian Leu
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Investment Abbreviations:
BUBOR	— Budapest Interbank Offered Rate
CLICP	— Sinacofi Chile Interbank Rate
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
JIBAR	— Johannesburg Interbank Agreed Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
NR	— Not Rated
PLC	— Public Limited Company
TIIE	— La Tasa de Interbank Equilibrium Interest Rate
WIBOR	— Warsaw Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	257,211	EUR	159,103	03/17/21	$3,712
	AUD	1,516,000	NZD	1,600,309	03/17/21	17,709
	AUD	520,169	USD	393,619	03/17/21	7,660
	BRL	35,000,126	USD	6,636,250	01/05/21	102,894
	CAD	1,106,984	USD	866,597	03/17/21	3,244
	CHF	335,389	USD	379,577	03/17/21	135
	CNH	47,382,132	USD	7,211,561	03/17/21	37,318
	COP	5,179,708,119	USD	1,449,991	01/29/21	66,619
	EUR	144,919	JPY	18,255,246	03/17/21	395
	EUR	470,178	PLN	2,123,632	03/17/21	6,737
	EUR	2,037,000	USD	2,472,713	03/17/21	20,174
	GBP	141,850	EUR	156,689	03/17/21	2,317
	GBP	601,927	USD	804,081	03/17/21	19,454
	IDR	34,805,077,981	USD	2,408,831	01/06/21	88,126
	IDR	11,279,759,870	USD	794,070	03/05/21	12,819
	ILS	1,003,860	USD	308,628	03/17/21	4,192
	INR	189,067,703	USD	2,544,024	01/27/21	37,604
	JPY	128,396,750	USD	1,232,160	03/17/21	12,451
	KRW	2,540,497,918	USD	2,267,553	01/08/21	67,616
	KRW	1,527,005,081	USD	1,344,266	01/15/21	59,331
	KRW	1,527,005,081	USD	1,369,683	02/19/21	33,808
	MXN	13,065,490	USD	642,060	03/17/21	8,781
	MYR	11,720,886	USD	2,807,869	01/13/21	120,523
	MYR	10,447,105	USD	2,515,920	01/26/21	94,225
	MYR	1,224,141	USD	301,327	03/17/21	4,436
	NOK	664,313	EUR	62,985	03/17/21	376
	NOK	12,307,448	USD	1,397,936	03/17/21	37,060
	NZD	1,933,650	USD	1,360,226	03/17/21	31,485
	PEN	9,094,606	USD	2,497,675	07/12/21	12,868
	PHP	9,115,589	USD	188,995	01/15/21	647
	PHP	17,563,857	USD	364,854	02/08/21	168
	RON	5,766,032	USD	1,431,829	03/17/21	9,513
	RUB	157,899,570	USD	2,056,076	02/08/21	68,180
	SEK	3,204,142	EUR	316,386	03/17/21	2,575
	SEK	1,612,987	USD	195,062	03/17/21	1,150
	SGD	939,670	USD	703,724	03/17/21	7,345
	THB	52,092,833	USD	1,728,868	03/17/21	10,097
	TRY	1,468,117	USD	173,188	01/11/21	23,648
	TRY	2,826,164	USD	348,165	01/19/21	29,616
	TRY	1,167,796	USD	146,831	01/25/21	8,922
	TRY	620,189	USD	76,754	03/17/21	4,185
	TRY	5,852,333	USD	689,321	08/04/21	31,503
	TWD	20,584,156	USD	729,549	01/04/21	3,341
	TWD	24,682,444	USD	878,015	02/05/21	5,383
	TWD	5,192,498	USD	183,783	02/17/21	2,454
	TWD	5,396,192	USD	194,024	03/05/21	152
	USD	3,251,559	BRL	16,719,913	01/05/21	32,202
	USD	184,586	JPY	19,028,797	03/17/21	131
	USD	388,529	KRW	421,520,211	01/08/21	1,077
	USD	34,294	KRW	37,279,761	02/19/21	29
	USD	152,015	MXN	3,035,522	03/17/21	804
	USD	5,541,628	PEN	19,674,353	07/12/21	110,574
	USD	309,223	THB	9,215,745	03/17/21	1,583
	USD	180,402	TWD	5,065,520	01/04/21	46
	USD	767,439	TWD	21,406,024	02/05/21	1,304
	USD	77,325	ZAR	1,141,807	03/17/21	387
	ZAR	6,970,764	USD	465,670	03/17/21	4,028

TOTAL						$1,275,113

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	BRL	16,719,913	USD	3,249,758	02/02/21	$(32,233)
	CNH	2,396,400	USD	367,000	03/17/21	(380)
	COP	1,575,531,711	USD	461,897	01/29/21	(584)
	EUR	157,764	GBP	141,695	03/17/21	(789)
	EUR	796,153	NOK	8,514,320	03/17/21	(18,399)
	EUR	157,821	NZD	271,756	03/17/21	(2,450)
	HUF	71,845,074	EUR	201,609	03/17/21	(4,734)
	HUF	124,105,335	USD	419,021	03/17/21	(996)
	MXN	89,524,316	USD	4,473,235	03/17/21	(13,692)
	PEN	1,996,290	USD	559,202	07/12/21	(8,132)
	PLN	726,445	EUR	162,107	03/17/21	(3,859)
	PLN	6,874,725	USD	1,867,885	03/17/21	(26,967)
	SEK	3,519,310	EUR	351,000	03/17/21	(1,448)
	TWD	20,423,672	USD	732,485	02/05/21	(1,510)
	TWD	5,351,236	USD	192,076	02/17/21	(146)
	USD	540,730	AUD	716,322	03/17/21	(11,869)
	USD	3,514,784	BRL	18,280,213	01/05/21	(5,003)
	USD	727,022	CAD	932,532	03/17/21	(5,739)
	USD	379,439	CLP	277,944,903	03/15/21	(11,790)
	USD	6,242,073	CNH	41,281,428	02/24/21	(83,555)
	USD	376,003	CNH	2,463,207	03/17/21	(837)
	USD	3,566,570	COP	12,732,601,394	01/29/21	(161,517)
	USD	3,042,662	EUR	2,510,499	03/17/21	(29,694)
	USD	1,054,649	GBP	781,157	03/17/21	(14,099)
	USD	2,454,022	IDR	34,805,077,980	01/06/21	(42,934)
	USD	698,591	ILS	2,270,526	03/17/21	(8,945)
	USD	2,232,870	INR	165,538,904	01/27/21	(27,483)
	USD	565,817	JPY	58,612,707	03/17/21	(2,344)
	USD	2,501,406	KRW	2,809,949,480	01/08/21	(81,438)
	USD	1,369,769	KRW	1,527,005,081	01/15/21	(33,827)
	USD	273,526	MXN	5,561,206	03/17/21	(3,498)
	USD	452,722	NOK	3,938,524	03/17/21	(6,494)
	USD	188,567	NZD	265,056	03/17/21	(2,203)
	USD	550,159	RUB	41,959,466	01/25/21	(15,242)
	USD	381,788	RUB	28,946,186	02/08/21	(7,631)
	USD	882,605	SEK	7,473,726	03/17/21	(26,536)
	USD	620,073	SGD	824,524	03/17/21	(3,863)
	USD	583,304	THB	17,588,202	03/17/21	(3,825)
	USD	218,589	TRY	1,818,267	01/11/21	(25,193)
	USD	658,219	TRY	5,304,905	01/19/21	(50,902)
	USD	247,563	TRY	1,999,698	01/25/21	(19,143)
	USD	44,507	TRY	360,482	03/17/21	(2,539)
	USD	622,274	TRY	5,342,155	08/04/21	(35,713)
	USD	551,314	TWD	15,518,636	01/04/21	(1,220)
	USD	355,874	TWD	10,001,597	02/05/21	(2,089)
	USD	2,105,036	ZAR	32,165,374	03/17/21	(62,307)
	ZAR	6,216,757	USD	420,362	03/17/21	(1,469)

TOTAL						$(907,260)

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
5 Year U.S. Treasury Notes	1	03/31/21	$126,164	$100
Ultra Long U.S. Treasury Bonds	7	03/22/21	1,494,938	(7,722)
Ultra 10 Year U.S. Treasury Notes	50	03/22/21	7,817,969	(21,793)

Total				$(29,415)

Short position contracts:
10 Year U.S. Treasury Notes	(26)	03/22/21	(3,590,031)	(1,058)
20 Year U.S. Treasury Bonds	(41)	03/22/21	(7,100,688)	62,206
2 Year U.S. Treasury Notes	(9)	03/31/21	(1,988,789)	(1,371)

Total				$59,777

TOTAL FUTURES CONTRACTS				$30,362

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)		Value	Upfront Payments (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M TELBOR(a)	1.020%(b)	BofA Securities LLC	03/18/30	ILS	1,925	$25,011	$245	$24,766
3M KLIBOR(a)	3.650(a)	Citibank NA	02/27/24	MYR	3,020	38,988	—	38,988
3M KLIBOR(a)	3.693(a)	MS & Co. Int. PLC	03/01/24		5,490	72,547	—	72,547
3M KLIBOR(a)	3.605(a)	MS & Co. Int. PLC	03/06/24		25,010	313,269	—	313,269
3M KLIBOR(a)	3.330(a)	MS & Co. Int. PLC	05/31/24		2,610	28,800	—	28,800
3M KLIBOR(a)	3.250(a)	MS & Co. Int. PLC	12/18/24		2,000	22,677	429	22,248

TOTAL						$501,292	$674	$500,618

(a)	Payments made quarterly.
(b)	Payments made annually.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received/(Paid) by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.505%(a)	6M CLICP(a)	12/16/21	CLP	7,500,000		$(482)	$—	$(482)
0.250(b)	6M WIBOR(c)	12/16/21	PLN	30,110		(8,373)	(1,437)	(6,936)
1M BID Average(d)	4.120%(d)	01/03/22	BRL	16,325		76,912	(30,531)	107,443
1M BID Average(d)	4.230(d)	01/02/23		15,865		22,167	(1,698)	23,865
Mexico Interbank TIIE 28 Days(d)	4.400(d)	03/15/23	MXN	239,990	(e)	24,880	3,593	21,287
2.500(c)	3M LIBOR(c)	03/17/23	CNY	13,580	(e)	(25)	7,900	(7,925)
6M EURO(f)	(0.250)(a)	03/17/23	EUR	6,060	(e)	40,278	43,407	(3,129)
6M BUBOR(f)	0.800(a)	03/17/23	HUF	147,900	(e)	196	181	15
3M LIBOR(c)	2.500(c)	03/17/23	COP	5,679,870	(e)	8,643	1,138	7,505
6M WIBOR(f)	0.345(a)	06/16/23	PLN	3,189	(e)	1,751	(141)	1,892
3M JIBAR(c)	4.000(c)	06/16/23	ZAR	29,120	(e)	9,191	(378)	9,569
1M BID Average(d)	4.930(d)	01/02/24	BRL	23,550		57,305	(51,045)	108,350

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received/(Paid) by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M LIBOR(a)	0.750%(a)	12/16/25	THB	73,680		$14,316	$(1,040)	$15,356
6M WIBOR(f)	0.750(a)	12/16/25	PLN	6,030		12,195	(3,802)	15,997
Mexico Interbank TIIE 28(d) Days	4.900(d)	03/11/26	MXN	73,370	(e)	25,390	2,842	22,548
6M CLICP(a)	1.700(a)	03/17/26	CLP	1,115,710	(e)	7,475	1,763	5,712
3M JIBAR(c)	5.250(c)	03/17/26	ZAR	33,325	(e)	35,495	2,897	32,598
(0.250)%(f)	6M EURO(a)	03/17/26	EUR	2,510	(e)	(31,768)	(33,896)	2,128
Mexico Interbank TIIE 28 Days(d)	5.200(d)	03/08/28	MXN	19,480	(e)	8,514	11	8,503
(0.250)(f)	6M EURO(a)	03/17/28	EUR	70	(e)	(813)	(839)	26
0.750(a)	3M LIBOR(c)	03/17/31		$1,110	(e)	21,944	23,149	(1,205)
0.000(f)	6M EURO(a)	03/17/31	EUR	210	(e)	(6,692)	(6,627)	(65)

TOTAL						$318,499	$(44,553)	$363,052

(a)	Payments made semi-annually.
(b)	Payments made on termination date.
(c)	Payments made quarterly.
(d)	Payments made monthly.
(e)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(f)	Payments made annually.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.057%	BofA Securities LLC	06/20/21	$70	$(336)	$76	$(412)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	Citibank NA	06/20/21	2,190	(10,530)	2,169	(12,699)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	JPMorgan Securities, Inc.	06/20/21	250	(1,202)	238	(1,440)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.057	UBS AG (London)	06/20/21	280	(1,346)	115	(1,461)

TOTAL						$(13,414)	$2,598	$(16,012)

Protection Sold:
People’s Republic of China, 7.500%, 10/28/27	1.000%	0.133%	MS & Co. Int. PLC	12/20/23	$6,780	$178,280	$98,822	$79,458

TOTAL						$164,866	$101,420	$63,446

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS LOCAL EMERGING MARKETS DEBT FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Republic of Colombia, 10.375%, 01/28/33	1.000%	0.554%	06/20/24	$650	$10,287	$2,776	$7,511
State of Qatar, 9.750%, 06/15/30	1.000	0.270	12/20/24	950	27,983	21,402	6,581
Republic of Peru, 8.750%, 11/21/33	1.000	0.416	12/20/24	1,000	23,575	16,700	6,875
People’s Republic of China, 7.500%, 10/28/27	1.000	0.072	06/20/22	1,210	17,078	12,836	4,242
Russian Federation, 7.500%, 03/31/30	1.000	0.795	06/20/25	200	1,880	(822)	2,702

TOTAL					$80,803	$52,892	$27,911

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

NON-DELIVERABLE BOND FORWARD CONTRACTS – 0.0%

Counterparty	Notional Amount (000s)		Reference Obligation	Settlement Date	Unrealized Appreciation/ Depreciation)*

Deutsche Bank AG	COP	3,693,500	Colombia Domestic Bond, 0.650%, 01/06/21	01/06/21	$8,992
	COP	642,500	Colombia Domestic Bond, 0.750%, 01/06/21	01/06/21	3,831

TOTAL					$12,823

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 119.4%
Collateralized Mortgage Obligations – 6.4%
Interest Only(a) – 2.6%
FHLMC REMIC Series 3852, Class SW(b)(-1x 1M USD LIBOR + 6.000%)
$272,089	5.841%	05/15/41	$ 40,901
FHLMC REMIC Series 4286, Class SN(b)(-1x1M USD LIBOR + 6.000%)
2,331,501	5.841	12/15/43	388,163
FHLMC REMIC Series 4314, Class SE(b)(-1x 1M USD LIBOR + 6.050%)
220,983	5.891	03/15/44	35,688
FHLMC REMIC Series 4320, Class SD(b)(-1x 1M USD LIBOR + 6.100%)
127,066	5.941	07/15/39	25,090
FHLMC REMIC Series 4456, Class IO
129,251	4.500	10/15/44	18,369
FHLMC REMIC Series 4468, Class SY(b)(-1x1M USD LIBOR + 6.100%)
224,559	5.941	05/15/45	47,959
FHLMC REMIC Series 4583, Class ST(b)(-1x 1M USD LIBOR + 6.000%)
948,805	5.841	05/15/46	164,227
FHLMC REMIC Series 4936, Class ES(b)(-1x 1M USD LIBOR + 6.000%)
315,092	5.852	12/25/49	41,649
FHLMC REMIC Series 4936, Class PS(b)(-1x 1M USD LIBOR + 6.000%)
267,666	5.852	12/25/49	35,222
FHLMC REMIC Series 4998, Class GI
870,353	4.000	08/25/50	121,093
FHLMC REMIC Series 5009, Class DI
1,462,079	2.000	09/25/50	117,163
FHLMC REMIC Series 5012, Class DI
331,226	4.000	09/25/50	46,185
FHLMC STRIPS Series 304, Class C45
158,716	3.000	12/15/27	8,894
FNMA REMIC Series 2007-36, Class SN(b)(-1x1M USD LIBOR + 6.770%)
302,056	6.622	04/25/37	67,088
FNMA REMIC Series 2008-17, Class SI(b)(-1x1M USD LIBOR + 6.300%)
389,441	6.152	03/25/38	79,257
FNMA REMIC Series 2011-124, Class SC(b)(-1x 1M USD LIBOR + 6.550%)
198,137	6.402	12/25/41	36,061

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
FNMA REMIC Series 2012-88, Class SB(b)(-1x 1M USD LIBOR + 6.670%)
$258,440	6.522%	07/25/42	$ 43,925
FNMA REMIC Series 2015-34, Class LS(b)(-1x 1M USD LIBOR + 6.100%)
1,615,418	5.952	06/25/45	326,407
FNMA REMIC Series 2017-104, Class SB(b)(-1x1M USD LIBOR + 6.150%)
713,198	6.002	01/25/48	121,094
FNMA REMIC Series 2017-69, Class SG(b)(-1x1M USD LIBOR + 6.150%)
964,379	6.002	09/25/47	178,089
FNMA REMIC Series 2017-86, Class SB(b)(-1x 1M USD LIBOR + 6.150%)
839,790	6.002	11/25/47	151,539
FNMA REMIC Series 2018-8, Class SA(b)(-1x 1M USD LIBOR + 6.150%)
650,351	6.002	02/25/48	97,621
FNMA REMIC Series 2019-81, Class SD(b)(-1x1M USD LIBOR + 6.000%)
416,748	5.852	01/25/50	62,675
FNMA REMIC Series 2020-45, Class AI
903,300	4.000	07/25/50	115,122
FNMA REMIC Series 2020-60, Class KI
2,183,305	2.000	09/25/50	179,636
FNMA REMIC Series 2020-60, Class NI
307,611	4.000	09/25/50	42,982
GNMA REMIC Series 2010-101, Class S(b)(-1x 1M USD LIBOR + 6.000%)
601,953	5.848	08/20/40	118,385
GNMA REMIC Series 2010-20, Class SE(b)(-1x 1M USD LIBOR + 6.250%)
261,863	6.098	02/20/40	52,723
GNMA REMIC Series 2010-85, Class SN(b)(-1x1M USD LIBOR + 5.940%)
27,771	5.788	07/20/40	6,003
GNMA REMIC Series 2013-124, Class CS(b)(-1x 1M USD LIBOR + 6.050%)
1,112,036	5.898	08/20/43	225,891
GNMA REMIC Series 2013-134, Class DS(b)(-1x 1M USD LIBOR + 6.100%)
59,105	5.948	09/20/43	11,767
GNMA REMIC Series 2014-11, Class KI
118,276	4.500	12/20/42	9,034

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2014-117, Class SJ(b)(-1x 1M USD LIBOR + 5.600%)
$2,643,010	5.448%	08/20/44	$ 440,954
GNMA REMIC Series 2014-132, Class SL(b) (-1x 1M USD LIBOR + 6.100%)
404,210	5.948	10/20/43	58,669
GNMA REMIC Series 2014-133, Class BS(b) (-1x 1M USD LIBOR + 5.600%)
207,712	5.448	09/20/44	36,443
GNMA REMIC Series 2014-158, Class SA(b) (-1x 1M USD LIBOR + 5.600%)
1,244,508	5.447	10/16/44	220,301
GNMA REMIC Series 2015-110, Class MS(b) (-1x 1M USD LIBOR + 5.710%)
802,879	5.558	08/20/45	140,040
GNMA REMIC Series 2015-111, Class IM
681,307	4.000	08/20/45	74,205
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
250,089	6.048	08/20/45	45,211
GNMA REMIC Series 2015-112, Class SB(b) (-1x 1M USD LIBOR + 5.740%)
237,890	5.588	08/20/45	40,471
GNMA REMIC Series 2015-119, Class SN(b) (-1x1M USD LIBOR + 6.250%)
512,724	6.098	08/20/45	93,366
GNMA REMIC Series 2015-129, Class IC
482,375	4.500	09/16/45	75,173
GNMA REMIC Series 2015-168, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
137,989	6.048	11/20/45	27,837
GNMA REMIC Series 2015-57, Class AS(b) (-1x 1M USD LIBOR + 5.600%)
1,487,814	5.448	04/20/45	249,816
GNMA REMIC Series 2015-72, Class JI
36,910	3.500	05/20/45	2,506
GNMA REMIC Series 2015-83, Class PI
77,155	3.500	06/20/45	5,799
GNMA REMIC Series 2015-90, Class PI
48,159	3.500	04/20/45	2,215
GNMA REMIC Series 2016-1, Class ST(b) (-1x 1M USD LIBOR + 6.200%)
246,353	6.048	01/20/46	41,713
GNMA REMIC Series 2016-138, Class DI
155,311	4.000	10/20/46	19,467

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2016-27, Class IA
$498,904	4.000%	06/20/45	$ 45,215
GNMA REMIC Series 2016-4, Class SM(b) (-1x 1M USD LIBOR + 5.650%)
406,930	5.498	01/20/46	73,916
GNMA REMIC Series 2017-112, Class SJ(b) (-1x1M USD LIBOR + 5.660%)
773,961	5.508	07/20/47	119,077
GNMA REMIC Series 2018-105, Class SC(b) (-1x 1M USD LIBOR + 6.200%)
450,867	6.048	08/20/48	69,122
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
1,297,426	6.048	09/20/48	227,329
GNMA REMIC Series 2018-139, Class SQ(b) (-1x 1M USD LIBOR + 6.150%)
791,890	5.998	10/20/48	117,809
GNMA REMIC Series 2018-67, Class PS (-1x1M USD LIBOR + 6.200%)
1,242,496	6.048	05/20/48	197,139
GNMA REMIC Series 2018-72, Class IB
1,800,401	4.000	04/20/46	234,885
GNMA REMIC Series 2019-1, Class SN(b) (-1x 1M USD LIBOR + 6.050%)
672,947	5.898	01/20/49	99,316
GNMA REMIC Series 2019-110, Class SD(b) (-1x 1M USD LIBOR + 6.100%)
1,145,687	5.948	09/20/49	176,412
GNMA REMIC Series 2019-110, Class SE(b) (-1x 1M USD LIBOR + 6.100%)
1,213,768	5.948	09/20/49	173,933
GNMA REMIC Series 2019-128, Class IO
1,026,653	4.000	10/20/49	121,524
GNMA REMIC Series 2019-129, Class AI
1,561,728	3.500	10/20/49	174,019
GNMA REMIC Series 2019-151, Class IA
4,101,743	3.500	12/20/49	443,158
GNMA REMIC Series 2019-151, Class NI
4,029,788	3.500	10/20/49	359,702
GNMA REMIC Series 2019-20, Class SF(b) (-1x 1M USD LIBOR + 3.790%)
1,184,068	3.638	02/20/49	100,539
GNMA REMIC Series 2019-4, Class SJ (-1x 1M USD LIBOR + 6.050%)
1,189,599	5.898	01/20/49	187,730

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
GNMA REMIC Series 2019-6, Class SA(b)(-1x 1M USD LIBOR + 6.050%)
$400,122	5.898%	01/20/49	$ 62,410
GNMA REMIC Series 2019-78, Class SE (-1x 1M USD LIBOR + 6.100%)
461,972	5.948	06/20/49	69,615
GNMA REMIC Series 2019-97, Class SC(b) (-1x 1M USD LIBOR + 6.100%)
903,449	5.948	08/20/49	137,954
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,423,400	5.898	08/20/49	222,263
GNMA REMIC Series 2020-11, Class SA(b) (-1X 1M USD LIBOR + 6.050%)
1,360,272	5.898	02/20/50	228,610
GNMA REMIC Series 2020-11, Class SN(b) (-1X 1M USD LIBOR + 6.050%)
869,590	5.898	01/20/50	140,259
GNMA REMIC Series 2020-146, Class IM
1,653,704	2.500	10/20/50	196,302
GNMA REMIC Series 2020-146, Class KI
2,414,948	2.500	10/20/50	234,942
GNMA REMIC Series 2020-151, Class HI
496,845	2.500	10/20/50	28,347
GNMA REMIC Series 2020-173, Class AI
1,596,344	2.500	11/20/50	99,282
GNMA REMIC Series 2020-51, Class ID
677,176	3.500	04/20/50	63,125
GNMA REMIC Series 2020-55, Class AS(b) (-1X 1M USD LIBOR + 6.050%)
577,698	5.898	04/20/50	99,710
GNMA REMIC Series 2020-55, Class IO
640,884	3.500	04/20/50	72,476
GNMA REMIC Series 2020-78, Class DI
2,417,082	4.000	06/20/50	311,823
GNMA Series 2018-7, Class DS(b) (-1x1M USD LIBOR + 5.700%)
878,419	5.548	01/20/48	144,751

			9,622,782

Regular Floater(b) – 1.4%
FHLMC REMIC Series 2020-DNA3, Class M2(c) (1M USD LIBOR + 3.000%)
530,000	3.148	06/25/50	532,882

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Regular Floater(b) – (continued)
FHLMC REMIC Series 4103, Class BF (1M USD LIBOR + 0.350%)
$75,155	0.509%	12/15/38	$ 75,173
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
76,140	0.598	07/25/41	77,115
FNMA REMIC Series 2017-96, Class FA (1M USD LIBOR + 0.400%)
1,773,550	0.548	12/25/57	1,787,470
GNMA REMIC Series 2017-182, Class FN (1M USD LIBOR + 0.300%)
2,642,009	0.453	12/16/47	2,653,823

			5,126,463

Sequential Fixed Rate – 1.8%
FHLMC REMIC Series 2042, Class N
26,383	6.500	03/15/28	29,701
FHLMC REMIC Series 3748, Class D
171,215	4.000	11/15/39	173,679
FHLMC REMIC Series 4577, Class HM(d)
533,601	4.000	12/15/50	601,617
FNMA REMIC Series 2000-16, Class ZG
101,839	8.500	06/25/30	123,300
FNMA REMIC Series 2005-59, Class KZ
611,074	5.500	07/25/35	706,668
FNMA REMIC Series 2011-52, Class GB
329,384	5.000	06/25/41	376,947
FNMA REMIC Series 2011-99, Class DB
356,047	5.000	10/25/41	406,445
FNMA REMIC Series 2012-111, Class B
51,422	7.000	10/25/42	63,256
FNMA REMIC Series 2012-153, Class B
195,872	7.000	07/25/42	246,190
FNMA REMIC Series 2017-87, Class EA
3,475,349	3.000	04/25/44	3,745,355

			6,473,158

Sequential Floating Rate(b) – 0.6%
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1
33,397	2.929	04/25/35	33,432
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
183,326	3.377	07/25/35	181,762
Countrywide Alternative Loan Trust Series 2005-38, Class A1(12M MTA + 1.500%)
60,968	2.109	09/25/35	52,848

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-HQ2, Class M3(1M USD LIBOR + 3.250%)
$812,906	3.398%	05/25/25	$ 826,306
FHLMC Structured Agency Credit Risk Debt Notes Series 2020-DNA5, Class M2(c)(SOFR30A + 2.800%)
201,000	2.882	10/25/50	203,139
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2(1M USD LIBOR + 5.300%)
23,709	5.448	10/25/28	24,942
FNMA Connecticut Avenue Securities Series 2016-C06, Class 1M2(1M USD LIBOR + 4.250%)
229,463	4.398	04/25/29	237,423
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A(1M USD LIBOR + 0.480%)
47,540	0.632	01/19/36	45,519
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
25,535	0.868	10/25/34	24,484
Morgan Stanley Mortgage Loan Trust Series 2004-8AR, Class 4A1
210,843	2.794	10/25/34	213,429
New Residential Mortgage Loan Trust Series 2015-1A, Class A1(c)
164,856	3.750	05/28/52	175,365
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
175,936	3.500	07/25/49	180,612

			2,199,261

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,409,423)			$ 23,421,664

Commercial Mortgage-Backed Securities – 4.4%
Sequential Fixed Rate – 3.9%
Morgan Stanley Capital I Trust Series 2018-L1, Class A3
$3,800,000	4.139%	10/15/51	$ 4,487,675
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,900,000	3.006	01/15/53	2,116,097
Bank Series 2018-BK15, Class D(c)
800,000	3.000	11/15/61	632,023
BANK Series 2019-BNK19, Class D(c)
100,000	3.000	08/15/61	93,710
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D(c)
1,000,000	3.000	09/15/50	810,671
Citigroup Commercial Mortgage Trust Series 2017-P7, Class D(c)
125,000	3.250	04/14/50	105,267
Benchmark Mortgage Trust Series 2019-B13, Class D(c)
300,000	2.500	08/15/57	274,743

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
BANK Series 2018-BNK14, Class D(c)
$200,000	3.000%	09/15/60	$ 170,628
JPMBD Commercial Mortgage Series 2017-C7, Class D(c)
670,000	3.000	10/15/50	527,517
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D(c)
150,000	3.060	10/15/48	141,173
Morgan Stanley Capital I Trust Series 2018-L1, Class D(c)
900,000	3.000	10/15/51	780,938
Wells Fargo Commercial Mortgage Trust Series 2017-RB1, Class D(c)
300,000	3.401	03/15/50	281,511
GS Mortgage Securities Trust Series 2019-GC42, Class D(c)
100,000	2.800	09/01/52	92,836
Wells Fargo Commercial Mortgage Trust Series 2017-C38, Class D(c)
300,000	3.000	07/15/50	266,553
Wells Fargo Commercial Mortgage Trust Series 2020-C55, Class D(c)
500,000	2.500	02/15/53	405,767
BBCMS Mortgage Trust Series 2018-C2, Class A4
2,650,000	4.047	12/15/51	3,116,391

			14,303,500

Sequential Floating Rate(b) – 0.5%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A(c)(1M USD LIBOR + 0.900%)
33,727	1.059	09/15/35	33,589
BANK 2018-BNK15 Series 2018-BN15, Class A4
900,000	4.407	11/15/61	1,084,281
Benchmark Mortgage Trust Series 2018-B6, Class D(c)
220,000	3.118	10/10/51	208,451
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class C
400,000	4.755	02/10/49	389,582
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class D(c)
150,000	4.145	07/15/50	147,300

			1,863,203

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $14,648,463)			$ 16,166,703

Federal Agencies – 108.6%
Adjustable Rate FHLMC(b) – 0.0%
(1 Year CMT + 2.107%)
$6,354	2.253%	10/01/34	$ 6,704
(1 Year CMT + 2.200%)
10,032	2.422	09/01/33	10,561

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FHLMC(b) – (continued)
(1 Year CMT + 2.250%)
$19,211	3.761%	04/01/33	$ 20,130
9,611	2.375	11/01/34	10,109
8,394	3.643	02/01/35	8,817
30,424	3.154	06/01/35	32,009

			88,330

Adjustable Rate FNMA(b) – 0.1%
(1 Year CMT + 2.196%)
9,768	3.464	02/01/35	10,287
(1 Year CMT + 2.200%)
2,612	2.880	07/01/33	2,741
(1 Year CMT + 2.273%)
65,764	2.677	06/01/33	69,048
(1 Year CMT + 2.309%)
837	3.089	04/01/34	877
(12M USD LIBOR + 1.621%)
19,037	3.621	03/01/35	19,921
(12M USD LIBOR + 1.646%)
20,660	2.344	12/01/33	21,582
(12M USD LIBOR + 1.670%)
10,304	2.175	11/01/34	10,810
(12M USD LIBOR + 1.810%)
11,984	3.807	04/01/35	12,619
(12M USD LIBOR + 1.980%)
29,561	3.892	05/01/35	31,195
(6M USD LIBOR + 1.412%)
3,833	2.080	06/01/33	3,949
(COF + 1.250%)
411	1.903	07/01/22	412
6,150	1.773	07/01/27	6,194
7,168	1.773	11/01/27	7,219
4,209	1.773	01/01/31	4,253
5,888	1.773	06/01/32	5,954
5,985	1.903	08/01/32	6,052
8,377	1.903	05/01/33	8,475
66,730	1.779	08/01/33	67,397
2,645	1.773	11/01/35	2,675
13,651	1.773	12/01/37	13,750
7,303	1.773	01/01/38	7,358
6,641	1.773	11/01/40	6,710

			319,478

Adjustable Rate GNMA(b) – 0.1%
(1 Year CMT + 1.500%)
5,139	2.875	06/20/23	5,208
2,579	2.250	07/20/23	2,619
2,505	2.250	08/20/23	2,545
5,716	2.250	09/20/23	5,780
2,062	3.000	03/20/24	2,092
19,046	2.875	04/20/24	19,380
2,665	2.875	05/20/24	2,722
22,357	2.875	06/20/24	22,730
13,739	2.250	07/20/24	13,946
18,850	2.250	08/20/24	19,126

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
$5,855	2.250%	09/20/24	$ 5,936
7,474	3.125	11/20/24	7,602
8,704	3.125	12/20/24	8,901
4,980	3.000	01/20/25	5,075
3,105	3.000	02/20/25	3,166
12,041	2.875	05/20/25	12,304
10,390	2.250	07/20/25	10,599
4,401	3.000	02/20/26	4,485
229	2.250	07/20/26	233
11,516	3.000	01/20/27	11,778
4,922	3.000	02/20/27	5,026
38,060	2.875	04/20/27	38,925
3,972	2.875	05/20/27	4,063
5,695	2.875	06/20/27	5,826
2,062	3.125	11/20/27	2,104
6,018	3.125	12/20/27	6,143
12,965	3.000	01/20/28	13,260
4,229	3.000	02/20/28	4,324
4,868	3.000	03/20/28	4,980
20,933	2.250	07/20/29	21,404
11,911	2.250	08/20/29	12,174
2,737	2.250	09/20/29	2,800
11,732	3.125	10/20/29	12,008
17,150	3.125	11/20/29	17,556
3,126	3.125	12/20/29	3,199
4,616	3.000	01/20/30	4,735
1,962	3.000	02/20/30	2,014
12,661	3.000	03/20/30	12,991
13,246	2.875	04/20/30	13,610
36,539	2.875	05/20/30	37,689
3,883	2.875	06/20/30	3,988
30,271	2.250	07/20/30	31,286
6,247	2.250	09/20/30	6,458
10,163	3.125	10/20/30	10,417

			443,207

FHLMC – 11.5%
49,755	5.000	10/01/33	56,810
2,444	5.000	07/01/35	2,797
1,585	4.500	08/01/35	1,775
4,245	4.500	09/01/35	4,754
1,535	4.500	10/01/35	1,720
60,637	5.000	12/01/35	69,727
1,923	5.000	02/01/37	2,213
22,531	4.500	01/01/38	25,234
976	4.500	06/01/38	1,094
37,365	4.500	09/01/38	42,238
105	4.500	01/01/39	118
20,212	4.500	02/01/39	22,626
7,232	4.500	03/01/39	8,095
1,753	4.500	04/01/39	1,962
54,906	4.500	05/01/39	61,454
136,778	5.000	05/01/39	156,461
166,759	4.500	06/01/39	186,646
2,728	4.500	07/01/39	3,053
275,561	5.000	07/01/39	317,863
4,028	4.500	08/01/39	4,508
9,319	4.500	09/01/39	10,431
2,127	4.500	10/01/39	2,381
1,351	4.500	11/01/39	1,512
5,519	4.500	12/01/39	6,177
5,923	4.500	01/01/40	6,629

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,130	4.500%	04/01/40	$ 4,618
6,279	4.500	05/01/40	7,020
15,052	4.000	06/01/40	16,600
9,080	4.500	06/01/40	10,152
5,478	4.500	07/01/40	6,124
1,681	4.500	08/01/40	1,879
8,154	5.000	08/01/40	9,258
11,843	5.000	10/01/40	13,655
120,937	4.000	02/01/41	133,419
33,999	4.500	02/01/41	38,007
6,192	4.500	03/01/41	6,922
13,267	4.500	04/01/41	14,831
13,809	4.500	05/01/41	15,437
29,041	4.500	06/01/41	32,464
1,619	5.000	06/01/41	1,865
67,931	4.500	08/01/41	75,935
76,582	4.500	09/01/41	85,623
52,152	4.000	10/01/41	58,533
7,909	4.000	11/01/41	8,771
4,602	4.500	12/01/41	5,145
512,263	4.000	03/01/42	565,471
62,029	4.500	03/01/42	69,341
26,799	3.000	05/01/42	28,599
301,258	3.500	06/01/42	331,873
644,933	4.500	06/01/42	722,656
95,887	3.000	08/01/42	103,973
85,559	3.500	08/01/42	93,367
38,643	3.000	10/01/42	41,848
226,010	3.500	10/01/42	246,634
538,230	3.000	11/01/42	588,830
147,657	3.500	11/01/42	161,131
947,121	3.000	12/01/42	1,036,165
1,632,615	3.000	01/01/43	1,785,167
151,053	3.000	02/01/43	162,093
1,871,600	3.500	08/01/43	2,029,147
858,191	4.000	08/01/43	948,207
478,968	4.000	01/01/44	528,876
549,278	3.500	02/01/44	597,746
465,676	3.500	06/01/44	513,264
13,009	4.000	11/01/44	14,654
61,918	3.500	02/01/45	68,477
99,813	3.500	03/01/45	110,387
14,794	3.500	08/01/45	15,991
17,055	3.500	09/01/45	18,435
38,998	3.500	11/01/45	42,128
2,934,086	3.500	03/01/46	3,211,429
474,280	3.500	05/01/46	515,733
599,871	3.500	06/01/46	646,902
232,591	3.500	07/01/46	250,972
34,590	3.500	10/01/46	37,281
55,298	3.500	12/01/46	59,598
11,027,524	3.000	05/01/47	11,891,968
374,647	3.500	12/01/47	409,772
3,886,984	3.000	01/01/48	4,224,284
2,303,469	4.000	06/01/48	2,490,575
2,065,895	4.000	07/01/48	2,233,704
3,341,710	3.500	12/01/48	3,538,133

			41,879,347

FNMA – 6.7%
2,352	7.000	08/01/31	2,720
100,574	3.500	07/01/42	109,749

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$93,363	3.500%	08/01/42	$ 101,852
73,500	3.500	09/01/42	80,182
9,672	3.500	10/01/42	10,552
17,824	3.500	11/01/42	19,445
9,651	3.500	01/01/43	10,529
206,966	3.500	02/01/43	225,784
24,166	3.500	05/01/43	26,363
908,890	3.500	07/01/43	990,961
458,404	3.500	01/01/44	500,083
20,382	3.500	12/01/44	22,146
393,963	4.000	03/01/45	430,968
183,171	4.000	04/01/45	200,377
1,987,520	4.500	06/01/51	2,249,390
3,749,465	4.000	05/01/56	4,205,945
4,266,024	4.000	07/01/56	4,786,725
2,372,332	3.500	08/01/56	2,628,804
3,980,495	3.500	10/01/56	4,436,948
3,037,138	4.000	02/01/57	3,406,895

			24,446,418

GNMA – 46.9%
3,314	6.000	04/15/26	3,517
175	6.500	01/15/32	191
878	6.500	02/15/32	984
246,278	5.500	04/15/33	279,478
4,485	5.000	11/15/33	5,050
697	6.500	08/15/34	810
567	6.500	02/15/36	667
1,497	6.500	03/15/36	1,769
2,208	6.500	04/15/36	2,554
9,168	6.500	05/15/36	10,845
4,915	6.500	06/15/36	5,847
24,098	6.500	07/15/36	28,401
27,766	6.500	08/15/36	32,528
49,343	6.500	09/15/36	58,537
20,848	6.500	10/15/36	24,581
30,482	6.500	11/15/36	36,154
13,044	6.500	12/15/36	15,339
7,529	6.500	01/15/37	8,882
1,608	6.500	03/15/37	1,917
3,438	6.500	04/15/37	4,056
1,363	6.500	05/15/37	1,584
1,940	6.500	08/15/37	2,292
7,259	6.500	09/15/37	8,534
9,577	6.500	10/15/37	11,407
2,810	6.500	11/15/37	3,281
2,229	6.500	05/15/38	2,644
1,737	6.500	02/15/39	2,048
243,149	5.000	01/20/40	278,410
212,103	4.500	05/15/40	237,473
101,338	5.000	07/15/40	107,226
151,946	3.500	09/15/42	165,401
222,345	3.500	02/15/45	238,515
58,766	4.000	05/20/45	64,455
45,408	4.000	07/20/45	49,804
82,937	4.000	10/20/45	90,811
255,333	4.000	01/20/46	279,572
984,384	4.500	03/20/46	1,087,743
2,471,576	3.000	06/20/46	2,625,408
1,632,757	3.500	09/20/46	1,764,434
694,069	3.500	10/20/46	750,043
710,457	3.500	12/20/46	767,754

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$718,455	3.500%	01/20/47	$ 776,396
786,919	3.500	02/20/47	850,383
4,330,148	4.500	02/20/47	4,734,845
15,347	3.500	03/20/47	16,442
478,272	4.500	03/20/47	524,603
2,410,547	3.500	04/20/47	2,590,878
26,507	3.500	05/20/47	28,399
2,758,752	4.500	05/20/47	3,011,345
4,065,566	4.000	06/20/47	4,379,097
472,903	4.500	06/20/47	516,202
145,424	4.500	07/20/47	158,739
38,145	3.500	08/20/47	40,868
1,384,903	4.500	08/20/47	1,511,705
9,253	3.500	09/20/47	9,913
15,245	3.500	10/20/47	16,333
1,002,944	3.500	11/20/47	1,074,531
14,223	3.500	12/20/47	15,238
2,754,763	3.500	01/20/48	2,951,388
768,361	4.500	09/20/48	830,308
1,095,010	5.000	09/20/48	1,200,424
5,313,153	5.000	11/20/48	5,814,674
2,358,699	4.500	12/20/48	2,548,865
1,920,746	5.000	12/20/48	2,102,049
78,981	3.500	01/20/49	84,618
3,428,257	4.500	01/20/49	3,700,100
2,268,225	5.000	01/20/49	2,480,025
2,673,483	4.000	02/20/49	2,862,323
1,707,385	4.500	03/20/49	1,842,239
2,645,738	5.000	03/20/49	2,889,895
3,238,560	4.000	04/20/49	3,464,277
2,046,023	4.000	05/20/49	2,187,985
398,278	5.000	06/20/49	434,784
5,714,486	3.000	07/20/49	5,985,046
3,771,299	4.500	10/20/49	4,061,533
755,459	4.500	12/20/49	809,899
6,900,845	3.000	08/20/50	7,241,480
53,000,000	2.000	TBA - 30yr(e)	55,423,753
15,000,000	2.500	TBA - 30yr(e)	15,880,455
7,000,000	2.500	TBA - 30yr(e)	7,396,387
6,000,000	3.000	TBA - 30yr(e)	6,273,567
1,000,000	3.500	TBA - 30yr(e)	1,059,704
2,000,000	5.000	TBA - 30yr(e)	2,181,562

			171,024,203

UMBS – 25.3%
468	7.000	09/01/21	470
4,954	7.000	06/01/22	5,087
2,914	7.000	07/01/22	2,998
341	4.500	04/01/23	351
36,833	5.000	07/01/23	40,683
5,293	5.000	12/01/23	5,837

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$10,164	5.000%	07/01/25	$ 11,240
3,853,679	5.000	09/01/31	4,253,498
2,202	5.000	01/01/33	2,514
198,624	4.500	07/01/36	222,017
16,743	4.500	12/01/36	18,714
160,241	4.500	02/01/39	179,325
4,151	4.500	03/01/39	4,661
4,533	4.500	05/01/39	5,090
2,900	4.500	07/01/39	3,254
3,183	4.000	08/01/39	3,510
9,437	4.500	09/01/39	10,561
11,261	4.500	10/01/39	12,603
28,736	4.500	02/01/40	32,468
4,645	4.500	03/01/40	5,198
68,838	4.500	04/01/40	76,938
24,457	4.500	06/01/40	27,634
4,718	4.500	09/01/40	5,331
5,578	4.500	12/01/40	6,234
60,484	4.500	01/01/41	67,602
18,614	4.500	04/01/41	20,807
35,161	4.500	06/01/41	39,302
24,534	4.500	07/01/41	27,423
102,039	4.500	08/01/41	114,050
126,651	4.500	09/01/41	141,567
106,161	3.500	10/01/41	116,841
90,337	4.500	10/01/41	100,976
33,213	3.500	11/01/41	36,596
85,791	4.500	11/01/41	95,895
51,734	4.500	12/01/41	57,826
110,912	3.500	01/01/42	122,210
60,563	4.500	01/01/42	67,697
15,379	3.500	02/01/42	16,730
442,467	4.000	03/01/42	488,293
6,602	4.500	03/01/42	7,504

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$89,219	4.000%	04/01/42	$ 98,459
17,370	4.500	04/01/42	19,523
8,864	3.500	05/01/42	9,659
41,884	3.500	06/01/42	46,203
82,338	3.000	09/01/42	88,406
27,894	3.500	09/01/42	30,797
182,977	3.500	10/01/42	202,014
443,587	3.000	12/01/42	477,112
79,770	3.500	12/01/42	87,995
94,134	3.000	01/01/43	103,155
35,286	3.000	02/01/43	38,703
269,598	3.500	02/01/43	296,738
940,750	3.000	03/01/43	1,031,839
1,021,819	3.500	03/01/43	1,117,786
1,025,303	3.000	04/01/43	1,124,579
1,050,094	3.500	04/01/43	1,138,178
410,738	2.500	05/01/43	437,765
1,236,227	3.000	05/01/43	1,355,926
180,897	3.500	05/01/43	196,903
46,252	3.000	06/01/43	50,730
763,092	3.500	06/01/43	834,827
369,062	3.000	07/01/43	405,143
2,563,100	3.500	07/01/43	2,789,032
1,269,771	3.500	08/01/43	1,377,117
40,471	3.500	09/01/43	44,682
85,553	3.500	01/01/44	94,454
31,916	3.500	08/01/44	34,294
67,955	3.500	09/01/44	73,995
110,929	3.500	10/01/44	123,338
43,811	5.000	12/01/44	49,493
35,391	3.500	01/01/45	39,161
370,967	4.000	02/01/45	412,160
136,904	3.500	03/01/45	150,779
71,024	3.500	04/01/45	76,838
790,034	3.500	05/01/45	877,914
1,860,739	4.500	06/01/45	2,076,725
104,963	3.500	07/01/45	113,490
17,113	3.500	11/01/45	18,482
430,869	4.000	11/01/45	469,568

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$327,266	3.500%	01/01/46	$ 353,851
675,985	3.500	03/01/46	749,786
257,845	4.000	03/01/46	280,573
97,321	3.500	04/01/46	108,025
597,402	3.500	05/01/46	650,973
163,522	4.000	06/01/46	177,687
435,930	4.500	06/01/46	476,883
444,298	3.000	07/01/46	469,659
479,445	4.000	07/01/46	520,975
251,803	3.000	08/01/46	266,176
639,984	4.000	08/01/46	695,422
962,978	3.000	09/01/46	1,017,945
330,272	3.000	10/01/46	349,124
283,394	4.000	10/01/46	307,943
1,220,700	3.000	11/01/46	1,298,335
528,037	3.000	12/01/46	558,178
2,157,172	3.000	01/01/47	2,280,307
96,794	3.000	02/01/47	102,319
1,776,128	4.000	02/01/47	1,930,732
1,241,967	4.500	02/01/47	1,386,129
324,251	3.000	04/01/47	343,212
1,020,136	3.500	06/01/47	1,081,010
1,652,379	3.000	09/01/47	1,746,699
323,731	4.500	11/01/47	357,280
2,873,829	4.000	02/01/48	3,137,489
2,130,416	3.500	03/01/48	2,257,543
633,475	4.500	05/01/48	708,031
1,082,685	3.500	06/01/48	1,147,149
2,801,519	4.500	06/01/48	3,036,691
2,528,400	3.500	11/01/48	2,678,942
2,942,448	5.000	11/01/48	3,354,189
3,363,648	4.000	01/01/49	3,671,196
644,438	4.500	TBA - 30yr	697,429
9,449,311	4.500	03/01/49	10,230,719
1,424,698	3.500	07/01/49	1,556,668
945,722	3.500	08/01/49	1,034,369
3,000,000	3.000	09/01/49	3,237,978

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$229,053	4.500%	12/01/49	$ 248,066
7,566,889	4.500	01/01/50	8,197,360
669,445	4.500	02/01/50	724,177
381,478	4.500	03/01/50	416,563
2,949,335	3.000	TBA -30yr	3,115,579
994,317	3.000	08/01/50	1,050,443

			92,481,301

UMBS, 30 Year, Single Family(e) – 18.0%
46,000,000	2.000	TBA -30yr	47,818,224
14,000,000	3.000	TBA -30yr	14,667,723
3,000,000	4.500	TBA - 30yr	3,251,250

			65,737,197

TOTAL FEDERAL AGENCIES			$396,419,481

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $423,855,715)			$436,007,848

Asset-Backed Securities(b) – 7.7%
Collateralized Loan Obligations(c) – 5.0%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
$1,300,000	1.309%	06/15/28	$ 1,286,252
Battalion CLO Ltd. Series 2018-12A, Class A1 (3M USD LIBOR + 1.070%)
800,000	1.292	05/17/31	796,980
Crown City CLO I Series 2020-1A, Class A2 (3M USD LIBOR + 2.550%)
1,000,000	2.857	07/20/30	1,002,692
Crown City CLO I Series 2020-1A, Class B (3M USD LIBOR + 3.030%)
600,000	3.337	07/20/30	600,080
Crown City CLO I Series 2020-1A, Class C (3M USD LIBOR + 4.620%)
2,500,000	4.927	07/20/30	2,510,293
Cutwater Ltd. Series 2014-1A, Class A1AR (3M USD LIBOR + 1.250%)
418,587	1.487	07/15/26	417,972
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
1,500,000	1.477	04/15/33	1,501,742
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1 (3M USD LIBOR + 1.860%)
1,850,000	2.078	07/20/31	1,855,744

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (b)– (continued)
Collateralized Loan Obligations(c) – (continued)
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
$130,023	1.478%	07/20/26	$ 130,043
Magnetite XVI Ltd. Series 2015-16A, Class AR (3M USD LIBOR + 0.800%)
1,479,941	1.018	01/18/28	1,474,391
Nassau Ltd. Series 2019-IA, Class ANA (3M USD LIBOR + 1.510%)
1,000,000	1.747	04/15/31	1,000,592
Pikes Peak CLO 6 Series 2020-6A, Class C (3M USD LIBOR + 4.040%)
800,000	4.260	08/18/30	806,995
Sound Point CLO XVIII Ltd. Series 2017-4A, Class A2A (3M USD LIBOR + 1.400%)
850,000	1.618	01/21/31	838,231
Sound Point CLO XVIII Ltd. Series 2017-4A, Class B (3M USD LIBOR + 1.800%)
550,000	2.018	01/21/31	524,602
Thacher Park CLO Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 1.160%)
407,497	1.378	10/20/26	407,552
York CLO 1 Ltd. Series 2014-1A, Class ARR (3M USD LIBOR + 1.120%)
2,100,000	1.336	10/22/29	2,094,292
Zais CLO Ltd. Series 2020-15A, Class A1 (3M USD LIBOR + 2.555%)
925,000	2.777	07/28/30	931,050

			18,179,503

Student Loan – 2.7%
Brazos Education Loan Authority, Inc. Series 2012-1, Class A1 (1M USD LIBOR + 0.700%)
262,611	0.848	12/26/35	259,909
ECMC Group Student Loan Trust Series 2017-1A, Class A(c) (1M USD LIBOR + 1.200%)
1,498,487	1.348	12/27/66	1,504,975
Goal Capital Funding Trust Series 2010-1, Class A(c) (3M USD LIBOR + 0.700%)
1,025,544	0.907	08/25/48	1,013,456
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
1,078,821	1.257	05/25/34	1,080,903
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
728,377	1.115	07/25/45	723,745
PHEAA Student Loan Trust Series 2011-1A, Class A1(c) (3M USD LIBOR + 1.100%)
1,382,669	1.351	06/25/38	1,379,585

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities (b)– (continued)
Student Loan – (continued)
PHEAA Student Loan Trust Series 2014-3A, Class A(c) (1M USD LIBOR + 0.590%)
	$3,170,856	0.738%	08/25/40	$ 3,159,342
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
	731,342	1.298	09/25/65	738,719

				9,860,634

TOTAL ASSET-BACKED SECURITIES (Cost $27,961,287)				$ 28,040,137

U.S. Treasury Obligations – 12.1%
United States Cash Management Bill(f)
	$20,000,000	0.000%	03/30/21	$ 19,996,600
United States Treasury Bills(f)
	15,620,000	0.000	01/21/21	15,619,628
United States Treasury Bonds
	880,000	1.625	11/15/50	875,462
United States Treasury Notes
	3,790,000	0.250	12/31/25	3,792,369
	3,780,000	0.625	12/31/27	3,774,094

TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,043,546)				$ 44,058,153

Shares	Dividend Rate			Value

Investment Company(g) – 2.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	7,654,918	0.026%		$ 7,654,918
(Cost $7,654,918)

TOTAL INVESTMENTS – 141.3% (Cost $503,515,466)				$ 515,761,056

LIABILITIES IN EXCESS OF OTHER ASSETS – (41.3)%				(150,753,743)

NET ASSETS – 100.0%				$ 365,007,313

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2020.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $153,952,625 which represents approximately 42.2% of the Fund’s net assets as of December 31, 2020.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
CAD	— Canadian Dollar
USD	— U.S. Dollar

Investment Abbreviations:
CDOR	— Canadian Dollar Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

UMBS, 30 Year, Single Family	3.500%	TBA-30yr	01/14/20	$(1,000,000)	$(1,057,188)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	01/14/20	(3,000,000)	(3,203,672)
UMBS, 30 Year, Single Family	5.000	TBA-30yr	01/14/20	(1,000,000)	(1,106,562)

TOTAL (Proceeds Receivable: $5,361,484)					$(5,367,422)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra 10 Year U.S. Treasury Notes	3	03/22/21	$469,078	$1,401
20 Year U.S. Treasury Bonds	7	03/22/21	1,212,313	643

Total				$2,044

Short position contracts:
Ultra Long U.S. Treasury Bonds	(17)	03/22/21	(3,630,562)	17,648
2 Year U.S. Treasury Notes	(142)	03/31/21	(31,378,672)	(27,864)
5 Year U.S. Treasury Notes	(112)	03/31/21	(14,130,375)	(13,771)
10 Year U.S. Treasury Notes	(46)	03/22/21	(6,351,594)	(5,282)

Total				$(29,269)

TOTAL FUTURES CONTRACTS				$(27,225)

SWAP CONTRACTS — At December 31, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.000%(b)	3M LIBOR(b)	07/25/24		$16,200	$(5,438)	$5,438	$(10,876)
6M CDOR(c)	0.960%(c)	11/09/24	CAD	14,760	20,724	15,168	5,556
0.000(b)	3M LIBOR(b)	11/10/24		$9,600	(8,313)	9	(8,322)
3M LIBOR(b)	0.500(c)	03/17/26		140	278	96	182
1.430(c)	6M CDOR(c)	11/09/30	CAD	2,960	(12,338)	(11,285)	(1,053)
3M LIBOR(b)	1.245(c)	11/24/30		$2,520	(21,355)	(3,237)	(18,118)
1.543(c)	3M LIBOR(b)	11/25/35		2,780	27,934	1,336	26,598

TOTAL					$1,492	$7,525	$(6,033)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2020.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund(a)	Credit Spread at December 31, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	4.368%	Citibank NA	11/18/54	$1,500	$(117,768)	$(218,565)	$100,797
Markit CMBX Series 8	3.000	7.961	Citibank NA	10/17/57	2,200	(352,046)	(509,388)	157,342
Markit CMBX Series 10	3.000	5.517	JPMorgan Securities, Inc.	11/17/59	2,450	(302,549)	(7,255)	(295,294)
Markit CMBX Series 11	2.000	2.643	JPMorgan Securities, Inc.	11/18/54	2,500	(97,667)	(390,354)	292,687
Markit CMBX Series 11	3.000	4.368	JPMorgan Securities, Inc.	11/18/54	2,400	(188,531)	(32,363)	(156,168)
Markit CMBX Series 9	3.000	2.643	JPMorgan Securities, Inc.	09/17/58	1,200	(143,124)	(5,469)	(137,655)
Markit CMBX Series 10	3.000	5.517	MS & Co. Int. PLC	11/17/59	400	(49,463)	(64,015)	14,552

TOTAL						$(1,251,148)	$(1,227,409)	$(23,739)

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	$1.100	03/17/2021	5,000,000	$5,000,000	$10,169	$60,000	$(49,831)

Puts
6M IRS	JPMorgan Securities, Inc.	0.555	06/17/2021	5,290,000	5,290,000	22,803	23,627	(824)

Total purchased option contracts				10,290,000	$10,290,000	$32,972	$83,627	$(50,655)

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	JPMorgan Securities, Inc.	$0.900	03/17/2021	(5,000,000)	$(5,000,000)	$(4,248)	$(40,000)	$35,752
6M IRS	JPMorgan Securities, Inc.	0.700	03/17/2021	(5,000,000)	(5,000,000)	(1,656)	(22,825)	21,169
3M IRS	Deutsche Bank AG (London)	0.280	01/06/2021	(5,100,000)	(5,100,000)	(1)	(5,610)	5,609
3M IRS	Deutsche Bank AG (London)	0.310	01/20/2021	(5,090,000)	(5,090,000)	(768)	(5,854)	5,086

				(20,190,000)	$(20,190,000)	$(6,673)	$(74,289)	$67,616

Puts
6M IRS	JPMorgan Securities, Inc.	0.763	06/17/2021	(5,290,000)	(5,290,000)	(9,410)	(9,270)	(140)
6M IRS	JPMorgan Securities, Inc.	0.659	06/17/2021	(5,290,000)	(5,290,000)	(14,490)	(14,357)	(133)
3M IRS	Deutsche Bank AG (London)	0.480	01/06/2021	(5,100,000)	(5,100,000)	(431)	(12,877)	12,446
3M IRS	Deutsche Bank AG (London)	0.510	01/20/2021	(5,090,000)	(5,090,000)	(2,304)	(14,252)	11,948

				(20,770,000)	$(20,770,000)	$(26,635)	$(50,756)	$24,121

Total written option contracts				(40,960,000)	$(40,960,000)	$(33,308)	$(125,045)	$91,737

TOTAL				(30,670,000)	$(30,670,000)	$(336)	$(41,418)	$41,082

Abbreviations:
MS & Co. Int. PLC-Morgan Stanley & Co. International PLC

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

1. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within the fair value measurement in its entirely falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

ii. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

v. Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vi. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vii. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contract. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date.All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate and or credit default, swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Secured Borrowings – Secured borrowings are valued at their contractual amounts, which approximate fair value, and are generally classified as Level 2 of the fair value hierarchy.

i. Reverse Repurchase Agreements — Reverse repurchase agreements involve the sale of securities held by a Fund subject to the Fund’s agreement to repurchase the securities at a mutually agreed upon date and price (including interest), under the terms of a Master Repurchase Agreement (“ MRA”). The gross value of reverse repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

When a Fund enters into a reverse repurchase agreement, it is required to deliver securities as collateral to the counterparty that exceed the value of the reverse repurchase agreement. During the term of a reverse repurchase agreement, the value of the underlying securities pledged as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the reverse repurchase agreement, including accrued interest. If the value of those securities pledged as collateral, including accrued interest, becomes less than the value of the reverse repurchase agreement, including accrued interest, a Fund will be obligated to deliver additional collateral to the buyer. If the buyer defaults on its commitment to sell back the securities, a Fund could suffer a loss to the extent that the amount borrowed is less than the replacement cost of similar securities and the Fund’s costs associated with delay and enforcement of the reverse repurchase agreement. In addition, in the event of default or insolvency of the buyer, a court could determine that the Fund’s interest in the amount borrowed is not enforceable, resulting in additional losses to a Fund.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs for the valuation of Level 3 Assets and Liabilities.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2020:

EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$876,699,358	$—
Corporate Obligations	—	357,367,105	—
Structured Notes	—	13,127,098	—
Investment Company	45,527,646	—	—

Total	$45,527,646	$1,247,193,561	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,768,799	$—
Futures Contracts	609,622	—	—
Interest Rate Swap Contracts	—	1,452,857	—
Credit Default Swap Contracts	—	4,794,140	—

Total	$609,622	$12,015,796	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(10,721,626)	$—
Futures Contracts	(371,317)	—	—
Interest Rate Swap Contracts	—	(215,102)	—
Credit Default Swap Contracts	—	(886,866)	—

Total	$(371,317)	$(11,823,594)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH YIELD

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$30,961,915	$—
Corporate Obligations	—	2,074,171,289	—
Structured Note	—	1,906,450	—
Common Stock and/or Other Equity Investments
North America	195,448	1,699,200	—
Investment Company	1,163,749	—	—
Exchange Traded Funds	33,153,048	—	—

Total	$34,512,245	$2,108,738,854	$—

Derivative Type

Assets(a)
Futures Contracts	$278,082	$—	$—
Credit Default Swap Contracts	—	8,846,813	—
Total Return Swap Contracts	—	312,021	—

Total	$278,082	$9,158,834	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(1,021,953)	$—
Futures Contracts	(757,650)	—	—

Total	$(757,650)	$(1,021,953)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

HIGH YIELD FLOATING RATE

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$1,161,856,714	$16,909,967
Corporate Obligations	—	64,423,976	—
Asset-Backed Securities	—	10,572,759	—
Unfunded Loan Commitments	—	396,613	11,462
Common Stock and/or Other Equity Investments(a)
Europe	—	—	3,456,341
North America	2,077,653	820,599	—
Warrants	—	—	40,687
Exchange Traded Funds	37,746,107	—	—
Investment Company	71,938,832	—	—
Securities Lending Reinvestment Vehicle	1,117,675	—	—

Total	$112,880,267	$1,238,070,661	$20,418,457

Derivative Type

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$28,417	$—
Futures Contracts	12,997	—	—
Credit Default Swap Contracts	—	581,054	—

Total	$12,997	$609,471	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,045,818)	$—
Futures Contracts	(70,203)	—	—

Total	$(70,203)	$(1,045,818)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

The following is a reconciliation of Level 3 investments for the nine months ended December 31, 2020:

	Bank Loans	Common Stocks	Warrant
Beginning Balance as of April 1, 2020	$96,748,223	$—	$40,687
Realized gain (loss)	(184,371)	—	—
Net change in unrealized gain (loss) relating to instruments still held at reporting date	3,027,356	(713,730)	—
Purchases	7,684,907	4,170,071	—
Sales	(7,542,099)	—	—
Amortization	136,341	—	—
Transfers into Level 3	2,956,781	—	—
Transfers out of Level 3	(85,905,709)	—	—
Ending Balance as of December 31, 2020	$16,921,429	$3,456,341	$40,687

INVESTMENT GRADE CREDIT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$604,171,707	$—
Foreign Debt Obligations	—	24,896,472	—
Municipal Debt Obligations	—	4,663,313	—
U.S. Treasury Obligations	982,625	—	—

Total	$982,625	$633,731,492	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$131,744	$—
Futures Contracts	125,276	—	—
Interest Rate Swap Contracts	—	73,208	—
Credit Default Swap Contracts	—	1,252,525	—

Total	$125,276	$1,457,477	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(622,217)	$—
Futures Contracts	(414,106)	—	—
Interest Rate Swap Contracts	—	(66,186)	—
Credit Default Swap Contracts	—	(72,441)	—

Total	$(414,106)	$(760,844)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

LOCAL EMERGING MARKETS DEBT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$69,913,548	$—
Corporate Obligations	—	4,975,039	—
Structured Notes	—	7,997,118	—
U.S. Treasury Obligations	102,629	—	—
Investment Company	2,800,830	—	—

Total	$2,903,459	$82,885,705	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,275,113	$—
Futures Contracts	62,306	—	—
Interest Rate Swap Contracts	—	883,412	—
Credit Default Swap Contracts	—	107,369	—

Total	$62,306	$2,265,894	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(907,260)	$—
Futures Contracts	(31,944)	—	—
Interest Rate Swap Contracts	—	(19,742)	—
Credit Default Swap Contracts	—	(16,012)	—

Total	$(31,944)	$(943,014)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

U.S. MORTGAGES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$436,007,848	$—
Asset-Backed Securities	—	28,040,137	—
U.S. Treasury Obligations	44,058,153	—	—
Investment Company	7,654,918	—	—

Total	$51,713,071	$464,047,985	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(5,367,422)	$—

Total	$—	$(5,367,422)	$—

Derivative Type

Assets
Futures Contracts(a)	$19,692	$—	$—
Interest Rate Swap Contracts(a)	—	32,336	—
Credit Default Swap Contracts(a)	—	565,378	—
Options Purchased	—	32,972	—

Total	$19,692	$630,686	$—

Liabilities
Futures Contracts(a)	$(46,917)	$—	$—
Interest Rate Swap Contracts(a)	—	(38,369)	—
Credit Default Swap Contracts(a)	—	(589,117)	—
Written option contracts	—	(33,308)	—

Total	$(46,917)	$(660,794)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Underlying Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Underlying Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by the Funds will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and the Funds’ investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments (e.g., interest rate risk and default risk), loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which [a/the] Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Each of the Emerging Markets Debt Fund and Local Emerging Markets Debt Fund is non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.